UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-09054

CREDIT SUISSE OPPORTUNITY FUNDS

(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010

(Address of Principal Executive Offices)              (Zip Code)

John G. Popp
Credit Suisse Opportunity Funds
Eleven Madison Avenue
New York, New York 10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2022 to April 30, 2023

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2023
  (unaudited)

◼  CREDIT SUISSE
FLOATING RATE HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report
April 30, 2023 (unaudited)

April 30, 2023

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Floating Rate High Income Fund (the "Fund") for the six-month period ended April 30, 2023.

Performance Summary
11/01/2022 – 04/30/2023

Fund & Index	Performance
Class I1	5.90%
Class A1,2	5.76%
Class C1,2	5.37%
Credit Suisse Leveraged Loan Index[3]	5.62%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: A positive period for the asset class

The six-month period ended April 30, 2023 (the "Period") was a positive one for the asset class with the Credit Suisse Leveraged Loan Index (the "Index") delivering a return of 5.62%. The Index saw positive returns in 5 out of 6 months in the Period. The senior loan discount margin, assuming a three-year average life, tightened by 56 basis points to end the Period at 599 basis points. And the average price of the Index finished the Period at 92.92 USD – 1.14 points higher than the previous six-month period.

From a quality standpoint, Single B outperformed BB while CCC lagged behind both. The middle tier returned 6.38% for the Period, while the upper and lower tiers returned 4.76% and -0.46%, respectively.

The Index was led by housing and chemicals, returning 7.90% and 7.69%, respectively, while media/telecommunications and healthcare were the largest sector laggards, returning 2.91% and 4.35%, respectively for the Period.

According to JPMorgan, fund flows have been negative in each of the last 12 months, totalling -$51.7 billion for the year — which includes -$21.9 billion of outflows during the Period. The market has presented a difficult environment for collateralized loan obligation ("CLO") issuance as well, with only $57.8 billion gross/$57.1 billion net issuance for the Period, down ~56%/30%, respectively, from the same six-month period last year.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2023 (unaudited)

As retail investors have largely exited the asset class and given the lack of CLO issuance, there has been a draught in loan issuance as well. Gross and net loan issuance of $131.5 billion and $32.8 billion, respectively, are down 47%/81% from the same six-month period last year.

The par-weighted default rate in loans ended the Period at 2.74%. We believe it is unlikely that we will see defaults rise.

Performance and Strategic Outlook: Uncertainty ahead

For the Period, the Fund's I and A class shares outperformed the Index. From an asset allocation perspective, both leveraged loans and high yield contributed to positive returns. Additionally, from a sector perspective, information technology, healthcare and consumer durables were the most significant contributors to performance. Finally, B and B3 rated positions were also significant contributors to overall returns.

Persistent interest rate hikes and elevated inflation have impacted corporate earnings, driving certain sectors of the economy to face higher funding costs and tougher lending standards. With this backdrop, we believe it is prudent to be cautious. However, we continue to believe there is an attractive risk/reward opportunity. Discriminating credit selection and a commitment to underwriting standards are key as we navigate through a potential period of uncertainty.

The Credit Suisse Credit Investments Group Team

John G. Popp
Thomas J. Flannery
Louis I. Farano
Wing Chan
David Mechlin
Joshua Shedroff

Senior secured floating rate loans ("Senior Loans") typically hold the most senior position in the issuer's capital structure. Senior Loans are subject to the risk that a court could subordinate a Senior Loan to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are bonds rated below BBB- by S&P or Baa3 by Moody's that are also known as "junk bonds." Such bonds entail greater risks than those found in higher- rated securities.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2023 (unaudited)

Additional principal risk factors for the Fund include conflict of interest risk, credit risk, foreign securities risk, illiquidity risk, interest rate risk, LIBOR risk, market risk, prepayment risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2023; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares through at least February 28, 2024. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2   Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was 0.73%. Total return for the Fund's Class C shares for the reporting period, based on redemption value including maximum contingent deferred sales charge ("CDSC") of 1.00%, was 4.37%.

3   Credit Suisse Leveraged Loan Index is an unmanaged index that is designed to mirror the investable universe of the U.S. dollar denominated institutional leveraged loan market. The index does not have transaction costs and investors cannot invest directly in the index.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2023 (unaudited)

Average Annual Returns as of April 30, 20231

	1 Year	5 Years	10 Years
Class I	3.25%	3.24%	3.62%
Class A Without Sales Charge	3.01%	2.96%	3.36%
Class A With Maximum Sales Charge	(1.93)%	1.97%	2.86%
Class C Without CDSC	2.25%	2.20%	2.60%
Class C With CDSC	1.29%	2.20%	2.60%

Returns represent past performance and include change in share price and reinvestment of dividends, capital gains, and return of capital distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 0.82% for Class I shares, 1.07% for Class A shares and 1.82% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 0.70% for Class I shares, 0.95% for Class A shares and 1.70% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares through at least February 28, 2024. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2023 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2023.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2023 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2023

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/22	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/23	$1,059.00	$1,056.00	$1,053.70
Expenses Paid per $1,000*	$3.57	$4.84	$8.66
Hypothetical 5% Fund Return
Beginning Account Value 11/01/22	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/23	$1,021.32	$1,020.08	$1,016.36
Expenses Paid per $1,000*	$3.51	$4.76	$8.50
	Class I	Class A	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2023 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of April 30, 2023)

S&P Ratings**
AAA	0.5%
A	0.4
BBB	3.0
BB	10.8
B	61.9
CCC	9.9
CC	0.0[1]
D	0.8
NR	6.7
Subtotal	94.0
Equity and Other	6.0
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

**  Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

1  This amount represents less than 0.1%.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (81.6%)
Advertising (1.2%)
$21,041	MH Sub I, LLC (1st Lien Term Loan), LIBOR 1M + 3.750%(1)	(B, B1)	09/13/24	8.775	$20,984,028
4,762	MH Sub I, LLC (Incremental Term Loan), LIBOR 1M + 3.750%(1)	(B, B1)	09/13/24	8.775	4,746,876
					25,730,904
Aerospace & Defense (1.5%)
4,750	Amentum Government Services Holdings LLC, LIBOR 1M + 8.750%(1)	(NR, NR)	01/31/28	13.775	4,280,937
6,000	Amentum Government Services Holdings LLC, SOFR 3M + 7.500%(1),(2)	(NR, NR)	02/15/30	12.683	5,415,000
1,724	Amentum Government Services Holdings LLC, SOFR 3M + 4.000%(1)	(B, B2)	02/15/29	8.764 - 9.033	1,659,443
5,534	Brown Group Holding, LLC, SOFR 1M + 3.750%(1)	(B+, B2)	07/02/29	8.732 - 8.795	5,515,091
6,210	Brown Group Holding, LLC, SOFR 1M + 2.500%(1)	(B+, B2)	06/07/28	7.582	6,088,080
2,122	Fly Funding II Sarl, LIBOR 3M + 1.750%(1)	(CCC+, B3)	08/11/25	6.600	1,927,885
1,794	KKR Apple Bidco, LLC, LIBOR 1M + 2.750%(1)	(B+, B1)	09/23/28	7.775	1,774,374
6,842	Peraton Corp., SOFR 1M + 3.750%(1)	(B+, B1)	02/01/28	8.832	6,715,496
					33,376,306
Air Transportation (0.2%)
4,362	United Airlines, Inc., LIBOR 1M + 3.750%(1)	(BB, Ba1)	04/21/28	8.770	4,354,849
Auto Parts & Equipment (3.7%)
12,936	Autokiniton U.S. Holdings, Inc., SOFR 1M + 4.500%(1)	(B, B2)	04/06/28	9.597	12,719,438
3,887	Clarios Global LP, LIBOR 1M + 3.250%(1)	(B+, B1)	04/30/26	8.275	3,883,771
2,531	CWGS Group, LLC, LIBOR 1M + 2.500%(1)	(BB-, B1)	06/03/28	7.448 - 7.525	2,351,598
8,575	Dealer Tire Financial LLC, SOFR 1M + 4.500%(1)	(B-, B1)	12/14/27	9.482	8,558,875
11,500	Garrett Motion, Inc.(2),(3)	(B+, NR)	04/28/30	0.000	11,169,375
2,297	Gates Global LLC(3)	(B+, Ba3)	03/31/27	0.000	2,291,750
2,124	Jason Group, Inc., LIBOR 1M + 1.000% Cash, 9.000% PIK(1),(2),(4)	(NR, NR)	03/02/26	14.840	2,102,822
2,742	Jason Group, Inc., LIBOR 1M + 2.000% Cash, 4.000% PIK(1),(4)	(NR, WR)	08/28/25	10.840	2,296,683
8,848	Les Schwab Tire Centers, LIBOR 3M + 3.250%(1)	(B, B2)	11/02/27	8.064	8,820,469
2,611	PAI Holdco, Inc., LIBOR 3M + 3.750%(1)	(B-, B3)	10/28/27	9.023	2,464,539

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Auto Parts & Equipment
$6,154	RVR Dealership Holdings LLC, SOFR 1M + 3.750%(1)	(BB-, B1)	02/08/28	8.971	$5,425,771
6,935	TI Group Automotive Systems LLC, EURIBOR 3M + 3.250%(1),(5)	(BB+, Ba3)	12/16/26	6.265	7,589,022
9,320	U.S. Farathane LLC, LIBOR 3M + 4.250%(1)	(CCC+, B2)	12/23/24	9.409	9,284,786
					78,958,899
Banking (0.1%)
2,679	Citco Group Ltd. (The), SOFR 3M + 3.500%(1),(2)	(NR, Ba2)	04/27/28	8.591	2,682,776
Building & Construction (0.5%)
6,599	Latham Pool Products, Inc., SOFR 3M + 3.750%(1)	(BB-, B1)	02/23/29	8.728	6,124,869
2,187	Pike Corp., LIBOR 1M + 3.000%(1)	(B, Ba3)	01/21/28	8.097	2,181,743
3,027	Service Logic Acquisition, Inc., LIBOR 1M + 4.000%, LIBOR 3M + 4.000%(1)	(B, B2)	10/29/27	8.704 - 9.159	3,006,261
					11,312,873
Building Materials (2.5%)
5,768	Core & Main LP, SOFR 1M + 2.500%, LIBOR 6M + 2.500%(1)	(B+, B1)	07/27/28	7.596 - 7.906	5,741,488
16,286	Cornerstone Building Brands, Inc., SOFR 1M + 3.250%(1)	(B, B2)	04/12/28	8.240	14,815,810
3,643	Cornerstone Building Brands, Inc., SOFR 1M + 5.625%(1)	(B, B2)	08/01/28	10.515	3,414,158
527	CPG International, Inc., SOFR 1M + 2.500%(1)	(BB-, B1)	04/28/29	7.582	525,869
1,654	GYP Holdings III Corp.(2),(3)	(BB-, Ba2)	04/26/30	0.000	1,653,645
1,651	LBM Acquisition LLC, LIBOR 1M + 3.750%(1)	(B-, B3)	12/17/27	8.775	1,538,438
8,006	Oscar AcquisitionCo, LLC, SOFR 3M + 4.500%(1)	(B, B1)	04/29/29	9.498	7,753,323
3,816	Park River Holdings, Inc., LIBOR 6M + 3.250%(1)	(B-, B2)	12/28/27	8.522	3,577,057
13,024	SRS Distribution, Inc., LIBOR 1M + 3.500%(1)	(B-, B3)	06/02/28	8.525	12,457,700
1,999	SRS Distribution, Inc., SOFR 1M + 3.500%(1)	(B-, B3)	06/02/28	8.471	1,912,662
					53,390,150
Cable & Satellite TV (0.3%)
7,000	Ziggo B.V., EURIBOR 6M + 3.000%(1),(5)	(B+, B1)	01/31/29	6.102	7,368,572

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Chemicals (5.2%)
$10,106	Ascend Performance Materials Operations LLC, SOFR 3M + 4.750%(1)	(BB-, Ba3)	08/27/26	9.715	$10,008,312
4,000	CeramTec AcquiCo GmbH, EURIBOR 3M + 3.750%(1),(5)	(B, B2)	03/16/29	6.448	4,281,754
3,455	CPC Acquisition Corp., SOFR 3M + 7.750%(1)	(CCC-, Caa3)	12/29/28	12.910	1,917,547
3,477	CPC Acquisition Corp., SOFR 3M + 3.750%(1)	(CCC+, Caa1)	12/29/27	8.910	2,668,928
2,379	Eastman Chemical Co., LIBOR 1M + 5.250%(1)	(B, B2)	11/01/28	10.347	2,169,794
1,305	Flint Group GmbH(5),(6),(7)	(D, Ca)	09/21/23	0.000	986,509
1,805	Flint Group GmbH, 0.750% PIK(4),(6),(7)	(D, Ca)	09/21/23	0.000	1,235,729
10,916	Flint Group U.S. LLC, 0.750% PIK(4),(6),(7)	(D, Ca)	09/21/23	0.000	7,475,142
13,248	Hexion Holdings Corp., SOFR 3M + 4.500%(1)	(B-, B2)	03/15/29	9.454	11,915,207
1,244	INEOS Quattro Holdings UK Ltd., SOFR 1M + 3.750%(1),(2)	(BB, Ba3)	03/14/30	8.832	1,244,018
993	Lonza Group AG, LIBOR 3M + 4.000%(1)	(B-, B2)	07/03/28	9.159	919,320
9,181	Luxembourg Investment Co. 428 Sarl, SOFR 3M + 5.000%(1)	(B-, B2)	01/03/29	10.048	7,407,901
2,535	New Arclin U.S. Holding Corp., LIBOR 1M + 3.750%, LIBOR 3M + 3.750%(1)	(B, B2)	09/30/28	8.775 - 8.909	2,319,289
10,186	PMHC II, Inc., SOFR 3M + 4.250%(1)	(B-, B3)	04/23/29	9.304	8,958,835
7,218	Polar U.S. Borrower LLC, SOFR 3M + 4.750%(1)	(CCC+, B3)	10/15/25	9.721 - 9.727	5,965,952
8,252	Ravago Holdings America, Inc., LIBOR 3M + 2.500%(1)	(NR, B1)	03/04/28	7.660	8,148,455
4,059	RelaDyne, Inc., SOFR 1M + 4.250%(1)	(B, B2)	12/22/28	9.982	3,904,251
5,457	RelaDyne, Inc., SOFR 1M + 5.000%(1)	(B, B2)	12/22/28	9.982	5,351,524
2,924	Starfruit Finco B.V, SOFR 3M + 2.750%(1)	(B+, B2)	10/01/25	7.895	2,917,813
2,024	Starfruit Finco B.V, SOFR 3M + 4.000%(1)	(B+, B2)	04/03/28	8.990	2,021,896
11,795	Vantage Specialty Chemicals, Inc., SOFR 1M + 4.750%(1)	(B-, B2)	10/26/26	9.626	11,364,338
9,291	Zep, Inc., LIBOR 3M + 4.000%(1)	(CCC+, B3)	08/12/24	9.159	7,981,202
2,198	Zep, Inc., LIBOR 3M + 8.250%(1),(8)	(CCC-, Caa3)	08/11/25	13.409	1,392,186
					112,555,902
Diversified Capital Goods (1.6%)
4,810	DexKo Global, Inc., LIBOR 3M + 3.750%(1)	(B-, B2)	10/04/28	8.909	4,588,092
11,370	Dynacast International LLC, LIBOR 3M + 4.500%(1)	(B-, B2)	07/22/25	9.458	10,602,863
1,990	Dynacast International LLC, LIBOR 3M + 9.000%(1)	(CCC, Caa2)	10/22/25	13.958	1,517,191

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Diversified Capital Goods
$3,767	Electrical Components International, Inc., SOFR 1M + 8.500%(1)	(B-, B2)	06/26/25	13.582	$3,495,606
4,923	Electrical Components International, Inc., PRIME + 7.500%(1),(2)	(B-, B2)	06/26/25	15.500	4,529,187
9,773	Topgolf Callaway Brands Corp., SOFR 1M + 3.500%(1)	(B+, B1)	03/15/30	8.582	9,777,717
					34,510,656
Electric - Generation (0.3%)
5,906	Brookfield WEC Holdings, Inc.(3)	(B, B2)	08/01/25	0.000	5,895,799
Electronics (1.9%)
3,970	Escape Velocity Holdings, Inc., LIBOR 3M + 4.250%(1)	(B, B3)	10/08/28	9.460	3,844,700
12,026	Idemia Group, LIBOR 3M + 4.500%(1)	(B, B3)	01/09/26	9.659	11,995,943
7,000	Idemia Identity & Security France SAS, EURIBOR 3M + 4.000%(1),(5)	(B, B3)	01/10/26	7.015	7,651,532
7,934	II-VI, Inc., SOFR 1M + 2.750%(1)	(BB-, Ba2)	07/02/29	7.847	7,916,259
2,095	Infinite Bidco LLC, LIBOR 3M + 3.250%(1)	(B-, B2)	03/02/28	8.409	2,014,797
1,548	Infinite Bidco LLC, LIBOR 3M + 7.000%(1)	(CCC, Caa2)	03/02/29	12.159	1,334,822
4,346	MACOM Technology Solutions Holdings, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba1)	05/17/24	7.275	4,334,148
1,000	MaxLinear, Inc., LIBOR 1M + 2.250%(1),(2)	(BB, Ba3)	06/23/28	7.275	996,250
995	Synaptics, Inc., LIBOR 6M + 2.250%(1)	(BB-, Ba1)	12/02/28	7.399	991,219
					41,079,670
Energy - Exploration & Production (0.5%)
8,724	CQP Holdco LP, LIBOR 3M + 3.500%(1)	(BB, B1)	06/05/28	8.659	8,716,438
748	Limetree Bay Terminals LLC, LIBOR 3M + 4.000%(1)	(CCC, Caa2)	02/15/24	10.160	628,346
660	Oryx Midstream Services Permian Basin LLC, SOFR 1M + 3.250%(1)	(BB-, Ba3)	10/05/28	8.193	653,741
15,672	PES Holdings, LLC, 3.000% PIK(1),(4),(6)	(NR, NR)	12/31/24	3.000	460,352
					10,458,877
Environmental (0.3%)
2,203	LRS Holdings, LLC, LIBOR 1M + 4.250%(1),(2)	(B, B3)	08/31/28	9.347	2,158,640
3,860	Patriot Container Corp., SOFR 1M + 3.750%(1)	(CCC+, B2)	03/20/25	8.832	3,566,434
					5,725,074
Food & Drug Retailers (1.1%)
9,994	Packaging Coordinators Midco, Inc., LIBOR 3M + 3.500%(1)	(B-, B2)	11/30/27	8.659	9,722,881
3,945	Sharp Midco LLC, LIBOR 3M + 4.000%(1),(2)	(B-, B2)	12/31/28	9.159	3,915,487

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Food & Drug Retailers
$8,994	WOOF Holdings, Inc., LIBOR 1M + 3.750%(1),(2)	(B-, B2)	12/21/27	8.760	$8,723,911
2,923	WOOF Holdings, Inc., LIBOR 3M + 7.250%(1),(2)	(CCC, Caa2)	12/21/28	12.421	2,411,731
					24,774,010
Food - Wholesale (1.0%)
14,715	AI Aqua Merger Sub, Inc., SOFR 1M + 3.750%, SOFR 3M + 3.750%(1)	(B, B3)	07/31/28	8.583 - 8.645	14,350,610
2,000	Froneri International Ltd., EURIBOR 6M + 2.125%(1),(5)	(B+, B1)	01/29/27	5.067	2,103,871
5,000	Zara UK Midco Ltd., EURIBOR 6M + 5.750%(1),(5),(8)	(B, B3)	01/31/25	8.509	4,899,000
					21,353,481
Gaming (1.4%)
7,640	CBAC Borrower LLC, LIBOR 1M + 4.000%(1),(8)	(B, Caa1)	07/08/24	9.025	7,558,501
11,230	Fertitta Entertainment, LLC, SOFR 1M + 4.000%(1)	(B, B2)	01/27/29	8.982	10,949,491
4,723	Penn National Gaming, Inc., SOFR 1M + 2.750%(1)	(BB, Ba3)	05/03/29	7.832	4,708,769
6,373	Scientific Games International, Inc., SOFR 1M + 3.000%(1)	(BB, Ba3)	04/14/29	7.981	6,366,044
					29,582,805
Gas Distribution (0.6%)
3,962	BCP Renaissance Parent LLC, SOFR 3M + 3.500%(1)	(B+, B2)	10/31/26	8.398	3,940,116
9,183	Traverse Midstream Partners LLC, SOFR 3M + 3.750%(1)	(B+, B2)	02/16/28	8.726	9,095,504
					13,035,620
Health Facilities (0.9%)
4,774	Carestream Health, Inc., SOFR 3M + 7.500%(1)	(B-, B3)	09/30/27	12.498	3,453,140
1,762	EyeCare Partners, LLC, LIBOR 1M + 3.750%(1)	(B-, B2)	02/18/27	8.775	1,450,920
3,462	Insulet Corp., SOFR 1M + 3.250%(1)	(B+, Ba3)	05/04/28	8.347	3,464,170
7,257	Loire Finco Luxembourg Sarl, LIBOR 1M + 3.500%(1)	(B, B3)	04/21/27	8.525	7,027,665
757	Resonetics, LLC, LIBOR 6M + 4.000%(1)	(B-, B2)	04/28/28	9.102	733,855
3,083	Surgery Center Holdings, Inc.(3)	(B-, B1)	08/31/26	0.000	3,079,939
					19,209,689

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Health Services (4.6%)
$11,876	ADMI Corp., LIBOR 1M + 3.375%(1)	(B, B3)	12/23/27	8.400	$11,226,711
1,574	Athenahealth, Inc.(9)	(B-, B2)	02/15/29	3.500	1,479,764
12,810	Athenahealth, Inc., SOFR 1M + 3.500%(1)	(B-, B2)	02/15/29	8.464	12,045,517
2,211	Confluent Health, LLC, LIBOR 1M + 4.000%(1)	(B-, B3)	11/30/28	9.025	1,831,142
4,248	KUEHG Corp., LIBOR 3M + 3.750%(1)	(B, B2)	02/21/25	8.909	4,224,497
4,236	Learning Care Group, Inc., LIBOR 3M + 7.500%(1)	(CCC, Caa2)	03/13/26	12.422	3,960,838
4,741	MedAssets Software Intermediate Holdings, Inc., LIBOR 1M + 6.750%(1)	(CCC-, Caa2)	12/17/29	11.775	3,392,524
2,000	MedAssets Software Intermediate Holdings, Inc.(3)	(CCC+, B2)	12/18/28	0.000	1,728,760
4,143	PetVet Care Centers, LLC, LIBOR 1M + 3.500%(1)	(B-, B2)	02/14/25	8.525	3,996,987
1,412	PetVet Care Centers, LLC, SOFR 1M + 5.000%(1)	(B-, B2)	02/14/25	9.982	1,382,236
4,356	PointClickCare Technologies, Inc., SOFR 3M + 4.000%(1),(2)	(B, B2)	12/29/27	8.898	4,350,555
4,813	PointClickCare Technologies, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	12/29/27	8.063	4,795,370
12,517	Radiology Partners, Inc., SOFR 1M + 4.250%(1)	(B-, B3)	07/09/25	9.347	9,283,202
2,200	Southern Veterinary Partners LLC, LIBOR 1M + 7.750%(1)	(CCC, Caa2)	10/05/28	12.775	2,035,000
11,978	Southern Veterinary Partners, LLC, LIBOR 1M + 4.000%(1)	(B-, B2)	10/05/27	9.025	11,723,297
13,628	U.S. Radiology Specialists, Inc., SOFR 1M + 5.250%(1)	(B-, B3)	12/15/27	10.332	12,634,306
852	Western Dental Services, Inc. (Delayed Draw Term Loan), LIBOR 1M + 4.500%(1)	(B-, B3)	08/18/28	9.525	778,308
7,959	Western Dental Services, Inc. (Term Loan B), LIBOR 1M + 4.500%(1)	(B-, B3)	08/18/28	9.525	7,268,870
1,958	Women's Care Enterprises LLC, LIBOR 3M + 4.500%(1)	(B-, B2)	01/15/28	9.645	1,807,523
					99,945,407
Hotels (0.3%)
3,105	Compass III Ltd., EURIBOR 1M + 4.000%(1),(5)	(B, B2)	05/09/25	6.956	3,419,252
3,000	Compass IV Ltd., EURIBOR 1M + 8.000%(1),(5)	(CCC, Caa2)	05/08/26	10.889	3,165,726
					6,584,978

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Insurance Brokerage (3.6%)
$4,078	Acrisure, LLC, LIBOR 1M + 3.500%(1)	(B, B2)	02/15/27	8.525	$3,908,750
14,113	Alliant Holdings Intermediate, LLC, LIBOR 1M + 3.500%(1)	(B, B2)	11/06/27	8.510	14,011,947
7,481	AmWINS Group, Inc., SOFR 1M + 2.750%(1)	(B+, Ba3)	02/19/28	7.832	7,462,547
3,244	AssuredPartners, Inc., SOFR 1M + 3.500%(1)	(B, B2)	02/12/27	8.482	3,192,457
4,880	AssuredPartners, Inc. (2020 Term Loan B), LIBOR 1M + 3.500%(1)	(B, B2)	02/12/27	8.525	4,804,738
2,792	AssuredPartners, Inc. (2021 Term Loan B), LIBOR 1M + 3.500%(1)	(B, B2)	02/12/27	8.525	2,753,277
1,231	Howden Group Holdings Ltd., SOFR 1M + 4.000%(1),(2)	(B, B2)	03/24/30	8.982	1,227,839
16,102	Hub International Ltd., LIBOR 1M + 3.000%, LIBOR 3M + 3.000%(1)	(B, B2)	04/25/25	8.020 - 8.159	16,090,253
4,446	Hub International Ltd., LIBOR 3M + 3.250%(1)	(B, B2)	04/25/25	8.414 - 8.511	4,443,756
3,796	Hyperion Insurance Group Ltd., LIBOR 1M + 3.250%(1)	(B, B2)	11/12/27	8.313	3,763,441
7,113	Hyperion Insurance Group Ltd., EURIBOR 1M + 3.500%(1),(2),(5)	(B, B2)	11/12/27	6.563	7,675,858
4,884	NFP Corp., LIBOR 1M + 3.250%(1)	(B, B1)	02/15/27	8.275	4,788,601
3,266	USI, Inc., SOFR 3M + 3.750%(1)	(B, B1)	11/22/29	8.648	3,263,085
					77,386,549
Investments & Misc. Financial Services (5.1%)
7,476	Altisource Solutions Sarl, LIBOR 3M + 4.000%(1),(8)	(CCC-, WR)	04/30/25	9.163	6,027,733
6,655	Ankura Consulting Group, LLC, SOFR 1M + 4.500%(1)	(B-, B2)	03/17/28	9.597	6,478,588
4,763	AqGen Ascensus, Inc., LIBOR 1M + 6.500%(1)	(CCC, Caa2)	08/02/29	11.375	4,301,304
8,619	AqGen Island Holdings, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	08/02/28	8.563	8,451,921
3,392	Citadel Securities LP, SOFR 1M + 3.000%(1)	(BBB-, Baa3)	02/02/28	8.097	3,387,805
5,432	CTC Holdings, LP, SOFR 3M + 5.000%(1),(2)	(B+, B1)	02/20/29	9.954	5,322,988
9,701	Deerfield Dakota Holding LLC, SOFR 1M + 3.750%(1)	(B-, B2)	04/09/27	8.648	9,395,766
10,948	Ditech Holding Corp.(2),(6),(7)	(NR, WR)	06/30/22	0.000	656,895
1,206	EIG Management Company, LLC, SOFR 1M + 3.750%(1),(2)	(BB, Ba2)	02/22/25	8.657	1,201,063
13,433	Galaxy US Opco, Inc., SOFR 1M + 4.750%(1),(2)	(B-, B3)	04/29/29	9.732	12,022,088

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Investments & Misc. Financial Services
$8,529	Hudson River Trading LLC, SOFR 1M + 3.000%(1)	(BB-, Ba3)	03/20/28	8.097	$8,035,042
3,314	Jane Street Group LLC, LIBOR 1M + 2.750%(1)	(BB-, Ba2)	01/26/28	7.775	3,306,134
5,006	Jump Financial, LLC, SOFR 3M + 4.500%(1),(2)	(BB-, Ba2)	08/07/28	9.660	4,605,872
2,081	Kestra Advisor Services Holdings A, Inc., SOFR 3M + 4.250%(1)	(B-, B2)	06/03/26	9.248	2,052,672
495	KREF Holdings X LLC, LIBOR 1M + 3.500%(1),(2)	(BB-, Ba2)	09/01/27	8.438	472,713
7,258	Mariner Wealth Advisors LLC, SOFR 3M + 3.250%(1),(2)	(B-, Ba3)	08/18/28	8.148	7,104,101
2,304	Resolute Investment Managers, Inc., LIBOR 3M + 4.250%(1)	(B, Ba3)	04/30/24	9.409	1,716,863
15,228	Sedgwick Claims Management Services, Inc., SOFR 1M + 3.750%(1)	(B, B2)	02/17/28	8.732	15,084,463
10,153	VFH Parent LLC, SOFR 1M + 3.000%(1)	(B+, Ba3)	01/13/29	8.064	9,975,144
					109,599,155
Machinery (2.9%)
5,687	19th Holdings Golf, LLC, SOFR 1M + 3.000%(1),(2)	(B, B1)	02/07/29	7.910	5,331,586
2,841	Alloy Finco Ltd., SONIA 3M + 6.750%(1),(10)	(NR, Caa1)	03/06/24	11.047	3,410,454
3,347	Alloy Finco Ltd., LIBOR 3M + 6.500%(1)	(NR, Caa1)	03/06/24	11.773	3,214,680
4,374	Alloy Finco Ltd. (GBP Holdco PIK Term Loan), 0.500% Cash, 13.500% PIK(4),(10)	(NR, NR)	03/06/25	14.000	4,838,297
4,750	Alloy Finco Ltd. (USD Holdco PIK Term Loan), 0.500% Cash, 13.500% PIK(4),(8)	(NR, NR)	03/06/25	14.000	4,137,608
42	AZZ, Inc., SOFR 1M + 4.250%(1)	(B, Ba3)	05/13/29	9.246	42,036
6,450	CMBF LLC, LIBOR 1M + 6.000%(1),(2)	(B, B3)	08/02/28	10.948	5,966,189
10,340	CPM Holdings, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	11/17/25	8.348	10,338,595
1,578	CPM Holdings, Inc., LIBOR 1M + 8.250%(1),(8)	(B-, Caa2)	11/16/26	13.098	1,560,853
352	Griffon Corp., SOFR 3M + 2.500%(1)	(BB, Ba2)	01/24/29	7.548	351,829
3,696	LTI Holdings, Inc., LIBOR 1M + 6.750%(1),(8)	(CCC+, Caa2)	09/06/26	11.775	3,260,261
10,741	LTI Holdings, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	09/06/25	8.525	10,490,722
5,965	LTI Holdings, Inc., LIBOR 1M + 4.750%(1)	(B-, B2)	07/24/26	9.775	5,832,720
4,550	Pro Mach Group, Inc., LIBOR 1M + 4.000%(1)	(B-, B1)	08/31/28	9.025	4,544,399
					63,320,229

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Media - Diversified (0.4%)
$1,454	Technicolor Creative Studios, EURIBOR 3M + 0.500%(1),(2),(5)	(NR, NR)	07/31/26	3.552	$1,589,228
1,360	Technicolor Creative Studios(2),(3),(5)	(NR, NR)	07/31/26	0.000	1,486,771
11,210	Technicolor Creative Studios(5),(6),(7)	(D, Caa3)	09/15/26	0.000	6,373,558
					9,449,557
Media Content (0.2%)
4,733	Recorded Books, Inc., SOFR 3M + 4.000%(1)	(B-, B3)	08/29/25	8.996	4,722,324
Medical Products (2.9%)
7,277	Artivion, Inc., SOFR 3M + 3.500%(1)	(B-, B2)	06/01/27	8.660	6,774,868
1,699	Avantor Funding, Inc., SOFR 1M + 2.250%(1)	(BB+, Ba1)	11/08/27	7.332	1,699,688
9,053	Covetrus, Inc., SOFR 3M + 5.000%(1)	(B-, B1)	10/13/29	9.898	8,544,075
3,660	Femur Buyer, Inc., LIBOR 3M + 4.500%(1)	(CCC+, Caa1)	03/05/26	9.659	3,343,761
7,165	Femur Buyer, Inc., SOFR 3M + 5.500%(1),(2)	(CCC+, NR)	08/05/25	10.376	6,321,116
5,148	Maravai Intermediate Holdings, LLC, SOFR 3M + 3.000%(1)	(B+, B1)	10/19/27	8.028	5,147,935
15,075	Medline Borrower LP, LIBOR 1M + 3.250%(1)	(B+, B1)	10/23/28	8.275	14,653,254
10,776	Sotera Health Holdings LLC, LIBOR 3M + 2.750%(1)	(BB-, B1)	12/11/26	8.023	10,495,660
5,579	Viant Medical Holdings, Inc., LIBOR 1M + 3.750%(1)	(CCC+, B3)	07/02/25	8.775	5,256,355
					62,236,712
Metals & Mining - Excluding Steel (0.0%)
6,745	Noranda Aluminum Acquisition Corp.(2),(3)	(NR, WR)	02/28/22	0.000	17,199
Oil Refining & Marketing (0.6%)
12,777	EG Finco Ltd., EURIBOR 3M + 4.000%(1),(5)	(B-, WR)	02/07/25	7.015	13,363,738
Packaging (2.4%)
4,263	Altium Packaging LLC, LIBOR 1M + 2.750%(1)	(B+, B2)	02/03/28	7.780	4,223,910
3,808	Anchor Glass Container Corp., LIBOR 3M + 2.750%(1)	(CCC, Caa1)	12/07/23	7.960 - 8.042	2,711,354
2,058	Anchor Glass Container Corp., LIBOR 3M + 7.750%(1),(8)	(CC, Ca)	12/07/24	13.042	565,013
2,897	Anchor Glass Container Corp., LIBOR 3M + 5.000%(1),(2)	(CCC, Caa1)	12/07/23	10.210	2,129,523
5,500	Berry Global, Inc.(3)	(BBB-, Ba1)	07/01/26	0.000	5,494,225
5,000	Mauser Packaging Solutions Holding Co., SOFR 1M + 4.000%(1)	(B, B2)	08/14/26	8.803	4,991,800
18,527	Proampac PG Borrower LLC, LIBOR 3M + 2.750%, LIBOR 3M + 3.750%(1)	(B-, B3)	11/03/25	8.010 - 9.010	18,291,280

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Packaging
$2,276	Strategic Materials, Inc., LIBOR 3M + 3.750%(1),(8)	(CCC, Caa3)	11/01/24	8.564	$1,768,745
4,375	Strategic Materials, Inc., LIBOR 3M + 7.750%(1),(8)	(CC, C)	10/31/25	12.564	415,625
5,404	Technimark Holdings LLC, LIBOR 1M + 3.750%(1)	(B-, B2)	07/09/28	8.760	5,241,637
3,780	TricorBraun Holdings, Inc., LIBOR 1M + 3.250%(1)	(B-, B2)	03/03/28	8.275	3,695,672
1,424	Trident TPI Holdings, Inc., LIBOR 1M + 3.250%(1)	(B-, B2)	10/17/24	8.275	1,423,527
					50,952,311
Personal & Household Products (2.2%)
1,893	ABG Intermediate Holdings 2 LLC, SOFR 1M + 6.000%(1),(9)	(CCC+, Caa1)	12/20/29	11.082	1,760,535
3,674	ABG Intermediate Holdings 2 LLC, SOFR 1M + 3.500%(1)	(B, B1)	12/21/28	8.582	3,628,715
4,202	ABG Intermediate Holdings 2 LLC(3)	(B, B1)	12/21/28	0.000	4,161,483
12,815	ABG Intermediate Holdings 2 LLC, SOFR 3M + 4.000%(1)	(B, B1)	12/21/28	9.407	12,692,524
8,000	Keter Group B.V., EURIBOR 3M + 4.250%(1),(5)	(CCC, Caa2)	10/31/23	7.492	7,267,103
6,180	Keter Group B.V., EURIBOR 3M + 4.250%(1),(5)	(CCC, Caa2)	10/31/23	6.948	5,613,837
1,329	MajorDrive Holdings IV LLC, LIBOR 3M + 4.000%(1)	(B, B2)	06/01/28	9.000	1,293,711
3,603	Serta Simmons Bedding, LLC (First Out Term Loan)(6),(7)	(NR, WR)	08/10/23	0.000	3,616,297
6,403	Serta Simmons Bedding, LLC (Second Out Term Loan)(6),(7)	(NR, WR)	08/10/23	0.000	3,836,525
2,722	Spectrum Brands, Inc., LIBOR 3M + 2.000%(1)	(BB-, Ba1)	03/03/28	6.960	2,701,806
					46,572,536
Pharmaceuticals (1.2%)
2,509	Akorn, Inc.(6),(7)	(NR, WR)	10/01/25	0.000	617,124
6,506	Alkermes, Inc., LIBOR 1M + 2.500%(1),(2)	(BB, Ba3)	03/12/26	7.450	6,392,608
9,238	Certara, LP, LIBOR 1M + 3.500%(1)	(B+, B1)	08/15/26	8.525	9,176,291
2,225	Horizon Therapeutics U.S.A., Inc.(3)	(BB+, Ba1)	03/15/28	0.000	2,224,255
6,858	ICON Luxembourg Sarl(3)	(BB+, Ba1)	07/03/28	0.000	6,864,070
1,709	PRA Health Sciences, Inc.(3)	(BB+, Ba1)	07/03/28	0.000	1,710,187
					26,984,535
Real Estate Development & Management (0.3%)
6,394	BIFM CA Buyer, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	06/01/26	8.597	6,322,397

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Real Estate Investment Trusts (0.6%)
$8,916	Claros Mortgage Trust, Inc., SOFR 1M + 4.500%(1)	(B+, Ba3)	08/09/26	9.490	$7,742,194
3,530	Starwood Property Trust, Inc., LIBOR 1M + 3.250%(1)	(BB, Ba2)	07/26/26	8.332	3,433,120
2,304	Starwood Property Trust, Inc., SOFR 1M + 3.250%(1)	(BB, Ba2)	11/18/27	8.232	2,235,098
					13,410,412
Recreation & Travel (1.9%)
7,010	Alterra Mountain Co., LIBOR 1M + 3.500%(1)	(B+, B1)	08/17/28	8.525	7,007,363
2,154	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(1)	(CCC-, Caa3)	09/04/26	12.832	1,686,461
6,942	Bulldog Purchaser, Inc., SOFR 1M + 3.750%(1)	(B-, B3)	09/05/25	8.832	6,282,884
1,249	Crown Finance U.S., Inc.(6),(7)	(D, WR)	02/28/25	0.000	230,611
4,728	Crown Finance U.S., Inc.(6),(7)	(D, WR)	09/30/26	0.000	873,082
5,429	Crown Finance U.S., Inc., SOFR 3M + 10.000%(1)	(NR, WR)	09/07/23	14.890 - 14.959	5,537,245
7,815	Hornblower Sub LLC, LIBOR 3M + 4.500%(1)	(CCC-, Caa2)	04/27/25	9.960	4,344,655
5,773	Hornblower Sub LLC, LIBOR 3M + 8.125%(1),(2)	(NR, NR)	11/10/25	12.994	5,744,330
2,000	Hornblower Sub LLC, LIBOR 3M + 8.125%(1),(2)	(NR, NR)	11/10/25	12.997	1,990,000
2,000	Hornblower Sub LLC, LIBOR 3M + 8.125%(1),(2)	(NR, NR)	11/20/25	12.994	1,990,000
3,980	Richmond UK Bidco Ltd., SONIA 3M + 4.250%(1),(10)	(B-, B3)	03/03/24	8.460	4,972,512
					40,659,143
Restaurants (0.7%)
3,883	Flynn Restaurant Group LP, SOFR 1M + 4.250%(1)	(B, B2)	12/01/28	9.347	3,780,451
6,527	Fogo De Chao, Inc., LIBOR 1M + 4.250%(1),(8)	(B-, Caa1)	04/07/25	9.275	6,405,511
1,529	K-Mac Holdings Corp., LIBOR 1M + 6.750%(1)	(CCC, Caa2)	07/30/29	11.775	1,420,059
3,201	Tacala LLC, LIBOR 1M + 3.500%(1)	(B-, B2)	02/05/27	8.525	3,142,495
					14,748,516
Software - Services (17.0%)
13,378	Applied Systems, Inc., SOFR 3M + 4.500%(1)	(B-, B2)	09/18/26	9.398	13,420,402
2,705	AQA Acquisition Holding, Inc., LIBOR 3M + 4.250%(1)	(B-, B2)	03/03/28	9.203	2,647,099
10,730	Aston FinCo Sarl, LIBOR 1M + 4.250%(1),(2)	(B-, B3)	10/09/26	9.275	9,227,970

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$8,837	Astra Acquisition Corp., LIBOR 1M + 5.250%(1)	(B, B1)	10/25/28	10.275	$7,107,987
5,653	Cardinal Parent, Inc., LIBOR 3M + 4.500%(1)	(B-, B2)	11/12/27	9.659	5,142,098
18,537	Ceridian HCM Holding, Inc., LIBOR 1M + 2.500%(1)	(B+, Ba3)	04/30/25	7.525	18,527,381
6,775	CommerceHub, Inc., SOFR 6M + 4.000%(1)	(B, B2)	12/29/27	8.777	6,508,253
8,875	ConnectWise, LLC, LIBOR 1M + 3.500%(1)	(NR, B2)	09/29/28	8.525	8,636,146
9,429	Corel Corp., LIBOR 3M + 5.000%(1)	(B-, B2)	07/02/26	9.990	8,828,176
4,763	Cornerstone On Demand, Inc., LIBOR 1M + 3.750%(1)	(B-, B2)	10/16/28	8.775	4,273,164
4,196	DCert Buyer, Inc., SOFR 3M + 4.000%(1)	(B-, B2)	10/16/26	8.696	4,164,165
2,083	DCert Buyer, Inc., LIBOR 3M + 7.000%(1)	(CCC, Caa2)	02/19/29	11.696	1,934,387
6,563	E2open, LLC, LIBOR 3M + 3.500%(1)	(B, B2)	02/04/28	8.719	6,545,528
4,514	EAB Global, Inc., LIBOR 1M + 3.500%, LIBOR 3M + 3.500%(1)	(B-, B2)	08/16/28	8.525 - 8.872	4,421,658
5,405	Endure Digital, Inc., LIBOR 3M + 3.500%(1)	(B, B2)	02/10/28	8.792	5,079,845
2,580	Epicor Software Corp., SOFR 1M + 7.750%(1)	(CCC, Caa2)	07/31/28	12.832	2,577,381
3,448	EverCommerce, Inc., LIBOR 1M + 3.250%(1)	(B+, B1)	07/06/28	8.275	3,434,141
17,723	Finastra U.S.A., Inc., LIBOR 3M + 3.500%(1)	(CCC+, B3)	06/13/24	8.655	16,939,948
13,332	Finastra U.S.A., Inc., LIBOR 3M + 7.250%(1)	(CCC-, Caa3)	06/13/25	12.405	11,340,539
12,067	Flexera Software LLC, LIBOR 1M + 3.750%(1)	(B-, B1)	03/03/28	8.775	11,947,317
16,368	GHX Ultimate Parent Corp., LIBOR 1M + 3.250%(1),(2)	(B-, B2)	06/28/24	8.275	16,357,412
18,686	Hyland Software, Inc., LIBOR 1M + 3.500%(1)	(B-, B1)	07/01/24	8.525	18,590,956
3,273	Hyland Software, Inc., LIBOR 1M + 6.250%(1)	(CCC, Caa1)	07/07/25	11.275	3,153,497
4,900	IGT Holding IV AB, SOFR 3M + 3.400%(1)	(B, B2)	03/31/28	8.462	4,896,938
2,940	Instructure Holdings, Inc., LIBOR 3M + 2.750%(1)	(NR, B1)	10/30/28	7.852	2,937,176
700	Marcel LUX IV Sarl, SOFR 1M + 4.000%(1)	(BB-, B1)	12/31/27	8.924	695,542
776	Marcel LUX IV Sarl, SOFR 1M + 3.250%(1),(2)	(BB-, B1)	03/15/26	8.180	771,491
5,832	Mitnick Corporate Purchaser, Inc., SOFR 3M + 4.750%(1)	(B-, B3)	05/02/29	9.895	5,642,797
6,727	NAB Holdings LLC, SOFR 3M + 3.000%(1)	(B+, B1)	11/23/28	8.048	6,653,767
19,500	Open Text Corp., SOFR 1M + 3.500%(1)	(BBB-, Ba1)	01/31/30	8.582	19,512,187
17,098	Polaris Newco LLC, LIBOR 3M + 4.000%(1)	(B-, B2)	06/02/28	9.159	15,891,812
16,865	Project Alpha Intermediate Holding, Inc., LIBOR 1M + 4.000%(1)	(B, B3)	04/26/24	9.030	16,856,672

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$2,878	Project Boost Purchaser, LLC, LIBOR 1M + 3.500%(1)	(B-, B2)	05/30/26	8.525	$2,856,787
3,570	Project Ruby Ultimate Parent Corp., SOFR 1M + 3.250%(1)	(B, B2)	03/10/28	8.347	3,466,171
2,557	Proofpoint, Inc., LIBOR 1M + 3.250%(1)	(B-, B2)	08/31/28	8.275	2,505,602
15,249	Quest Software U.S. Holdings, Inc., SOFR 3M + 4.250%(1)	(B-, B2)	02/01/29	9.445	13,122,608
800	Redstone Holdco 2 LP(3)	(CCC+, Caa3)	04/27/29	0.000	491,200
13,004	Redstone Holdco 2 LP, LIBOR 3M + 4.750%(1)	(B-, B3)	04/27/28	10.005	11,103,892
1,588	Rinchem Company, Inc., SOFR 3M + 4.500%(1),(2)	(B-, B3)	03/02/29	9.498	1,504,630
3,556	SkillSoft Corp., SOFR 1M + 5.250%(1)	(B-, B2)	07/14/28	10.197	3,039,373
3,461	Sovos Compliance LLC, LIBOR 1M + 4.500%(1)	(B-, B3)	08/11/28	9.525	3,360,590
4,600	SS&C European Holdings Sarl, LIBOR 1M + 1.750%(1)	(BB+, Ba2)	04/16/25	6.775	4,596,014
4,983	SS&C Technologies, Inc., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	04/16/25	6.775	4,979,407
11,723	Storable, Inc., SOFR 1M + 3.500%, SOFR 3M + 3.500%(1)	(B, B2)	04/17/28	8.291 - 8.482	11,361,092
3,990	Symplr Software, Inc., SOFR 3M + 4.500%(1)	(B-, B2)	12/22/27	9.645	3,608,794
4,152	Transact Holdings, Inc., LIBOR 1M + 4.250%(1)	(B, B2)	04/30/26	9.275	4,130,846
3,786	Ultimate Software Group, Inc. (The), SOFR 3M + 3.250%(1)	(B-, B1)	05/04/26	8.271	3,692,248
11,467	Ultimate Software Group, Inc. (The), SOFR 3M + 3.750%(1)	(B-, B1)	05/04/26	8.895	11,299,283
975	Ultimate Software Group, Inc. (The), SOFR 3M + 5.250%(1)	(CCC, Caa1)	05/03/27	10.271	941,689
969	Virtusa Corp., SOFR 1M + 3.750%(1)	(B, B1)	02/15/29	8.832	966,089
10,316	Virtusa Corp., LIBOR 1M + 3.750%(1)	(B, B1)	02/11/28	8.775	10,292,023
4,244	VS Buyer LLC, SOFR 1M + 3.000%(1)	(B, B1)	02/28/27	7.903	4,196,570
2,420	World Wide Technology Holding Co. LLC, SOFR 1M + 3.250%(1),(2)	(BB, Ba3)	03/01/30	8.153	2,404,875
					368,583,615
Specialty Retail (0.3%)
7,313	Mister Car Wash Holdings, Inc., SOFR 3M + 3.000%(1)	(B, B2)	05/14/26	7.990	7,302,795
Steel Producers/Products (0.2%)
3,557	Grinding Media, Inc., SOFR 3M + 4.000%(1),(2)	(B, B2)	10/12/28	9.199	3,379,220

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Support - Services (4.4%)
$12,228	Allied Universal Holdco LLC, SOFR 1M + 3.750%(1)	(B, B2)	05/12/28	8.832	$11,813,846
3,517	Centuri Group, Inc., LIBOR 1M + 2.500%, LIBOR 3M + 2.500%(1)	(B+, Ba2)	08/27/28	7.453 - 7.525	3,495,378
7,766	CoreLogic, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	06/02/28	8.563	6,988,408
1,174	Corporation Service Co., SOFR 1M + 3.250%(1)	(BB-, B1)	11/02/29	8.332	1,175,481
997	Fugue Finance B.V., SOFR 3M + 4.500%(1)	(B, B1)	01/25/28	9.373	998,644
10,000	Fugue Finance B.V., EURIBOR 3M + 4.750%(1),(5)	(B, B1)	01/31/28	7.443	11,020,129
10,408	Global Education Management Systems Establishment, LIBOR 3M + 5.000%(1)	(B, B2)	07/31/26	9.953	10,432,250
4,430	LaserShip, Inc., LIBOR 3M + 7.500%(1),(2)	(CCC, Caa3)	05/07/29	12.659	2,879,246
10,857	LaserShip, Inc., LIBOR 3M + 4.500%(1)	(B-, B3)	05/07/28	9.659	9,398,409
12,968	Nuvei Technologies Corp., SOFR 1M + 2.500%(1)	(BB-, Ba3)	09/29/25	7.597	12,972,987
1,897	Savage Enterprises LLC, LIBOR 1M + 3.250%(1)	(BB-, B1)	09/15/28	8.280	1,894,408
7,888	SRAM, LLC, LIBOR 1M + 2.750%(1)	(BB-, B1)	05/18/28	7.775	7,783,664
3,025	TruGreen LP, LIBOR 3M + 8.500%(1),(2)	(CCC, Caa2)	11/02/28	13.773	2,041,875
11,688	Wrench Group LLC, LIBOR 3M + 4.000%(1)	(B-, B2)	04/30/26	9.159	11,535,018
					94,429,743
Tech Hardware & Equipment (1.1%)
13,255	Atlas CC Acquisition Corp., (Term Loan B) SOFR 3M + 4.250%(1)	(B, Caa1)	05/25/28	9.402	11,825,059
2,696	Atlas CC Acquisition Corp., (Term Loan C) SOFR 3M + 4.250%(1)	(B+, B1)	05/25/28	9.402	2,405,097
9,520	Ingram Micro, Inc., LIBOR 3M + 3.500%(1)	(BB-, B1)	06/30/28	8.659	9,345,521
1,193	Vertiv Group Corp.(3)	(BB-, B1)	03/02/27	0.000	1,182,533
					24,758,210
Telecom - Wireless (0.7%)
5,070	Eagle Broadband Investments LLC, LIBOR 3M + 3.000%(1)	(B+, B2)	11/12/27	8.188	4,905,640
5,171	SBA Senior Finance II LLC(3)	(BBB-, Ba2)	04/11/25	0.000	5,172,578
7,145	Xplornet Communications, Inc., LIBOR 1M + 4.000%(1)	(B-, B2)	10/02/28	9.025	5,870,050
					15,948,268
Telecom - Wireline Integrated & Services (1.7%)
12,549	Altice France S.A., SOFR 2M + 5.500%(1)	(B-, B2)	08/15/28	10.485	11,838,299
4,984	CenturyLink, Inc., SOFR 1M + 2.250%(1)	(BB-, B3)	03/15/27	7.347	3,406,360
21,293	Patagonia Holdco LLC, SOFR 3M + 5.750%(1)	(NR, B1)	08/01/29	10.473	17,424,593

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Telecom - Wireline Integrated & Services
$2,227	TVC Albany, Inc., LIBOR 1M + 3.500%(1)	(B-, B2)	07/23/25	8.520	$2,066,639
950	Voyage Australia Pty Ltd., SOFR 3M + 3.500%(1)	(BB-, B1)	07/20/28	8.810	945,772
					35,681,663
Theaters & Entertainment (1.2%)
4,791	NAI Entertainment Holdings LLC, LIBOR 1M + 2.500%(1),(8)	(BB-, B3)	05/08/25	7.530	4,447,974
6,236	UFC Holdings, LLC, LIBOR 3M + 2.750%(1)	(B+, B2)	04/29/26	8.050	6,229,863
16,205	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(1)	(B+, B3)	05/18/25	7.780	16,184,985
					26,862,822
Trucking & Delivery (0.3%)
4,871	American Trailer World Corp., SOFR 1M + 3.750%(1)	(B, B3)	03/03/28	8.832	4,231,607
1,831	Odyssey Logistics & Technology Corp., LIBOR 1M + 4.000%(1)	(B, B1)	10/12/24	9.025	1,827,013
					6,058,620
TOTAL BANK LOANS (Cost $1,887,081,987)					1,764,637,566
CORPORATE BONDS (8.7%)
Auto Parts & Equipment (0.1%)
3,000	TI Automotive Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 101.88)(5),(11)	(B+, B3)	04/15/29	3.750	2,520,647
Brokerage (0.1%)
1,856	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 05/30/23 @ 104.31)(11)	(BB-, Ba3)	06/15/25	8.625	1,881,678
Building & Construction (0.1%)
2,895	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 102.75)(11)	(CCC+, B3)	09/01/28	5.500	2,629,528
Building Materials (0.5%)
5,050	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19)(11),(12)	(BB-, Ba2)	06/15/30	6.375	5,000,939
700	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 103.00)(11)	(CCC+, Caa1)	03/01/29	6.000	559,693
2,974	GYP Holdings III Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/24 @ 102.31)(11)	(B, B1)	05/01/29	4.625	2,620,629

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Building Materials
$3,000	MIWD Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75)(11)	(B, B3)	02/01/30	5.500	$2,516,130
					10,697,391
Cable & Satellite TV (0.4%)
1,000	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(11)	(B, B1)	11/15/31	4.500	701,610
9,000	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 05/09/23 @ 102.75)(11)	(BB-, Ba3)	03/01/28	5.500	8,372,250
					9,073,860
Chemicals (0.6%)
4,000	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(11)	(B-, B2)	05/15/28	4.750	3,320,400
4,750	Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/30/23 @ 103.38)(11)	(CCC, Caa2)	05/15/26	6.750	2,890,114
8,000	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(11),(12)	(CCC+, Caa2)	02/15/30	9.000	6,124,700
					12,335,214
Diversified Capital Goods (0.1%)
1,277	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(11)	(BB, Ba2)	06/01/31	4.250	1,125,814
Electronics (0.1%)
1,637	Synaptics, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 102.00)(11),(12)	(B+, Ba3)	06/15/29	4.000	1,385,046
Gas Distribution (0.2%)
1,000	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 05/19/23 @ 103.38)(11)	(BB, B1)	09/15/25	6.750	953,874
3,000	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 05/30/23 @ 103.25)(11)	(BB, B1)	09/30/26	6.500	2,757,174
					3,711,048
Health Services (0.1%)
2,000	RP Escrow Issuer LLC, Rule 144A, Senior Secured Notes (Callable 05/30/23 @ 102.63)(11)	(B-, B3)	12/15/25	5.250	1,404,998

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Insurance Brokerage (0.9%)
$7,000	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)(11)	(B-, B2)	03/15/30	8.500	$7,089,670
4,000	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25)(11)	(CCC, Caa2)	12/15/30	10.500	4,069,300
3,000	NFP Corp., Rule 144A, Senior Secured Notes (Callable 10/01/25 @ 103.75)(11)	(B, B1)	10/01/30	7.500	2,943,032
4,054	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(11)	(CCC+, Caa2)	08/15/28	6.875	3,540,666
2,200	Ryan Specialty Group LLC, Rule 144A, Senior Secured Notes (Callable 02/01/25 @ 102.19)(11)	(BB-, B1)	02/01/30	4.375	1,963,174
					19,605,842
Investments & Misc. Financial Services (0.5%)
8,631	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(11)	(CCC+, Caa1)	11/15/29	8.500	7,170,160
1,946	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(11)	(B+, B1)	04/15/29	5.250	1,753,869
3,000	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(11)	(B+, B1)	01/15/32	5.000	2,441,843
					11,365,872
Machinery (0.3%)
6,508	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(11)	(BB, Ba2)	04/15/29	4.375	5,930,630
600	ATS Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 102.06)(11)	(BB-, B2)	12/15/28	4.125	537,275
					6,467,905
Medical Products (0.0%)
837	Medline Borrower LP, Rule 144A, Senior Secured Notes (Callable 10/01/24 @ 101.94)(11)	(B+, B1)	04/01/29	3.875	732,823
Metals & Mining - Excluding Steel (0.2%)
1,500	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(11)	(B, B1)	02/15/30	6.500	1,335,900
See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Metals & Mining - Excluding Steel
$3,154	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 05/29/23 @ 103.50)(11),(12)	(B-, B3)	02/15/26	7.000	$2,912,601
					4,248,501
Packaging (0.4%)
2,000	Chart Industries, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/26 @ 103.75)(11)	(B+, Ba3)	01/01/30	7.500	2,062,500
2,800	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/04/23 @ 102.31)(11),(12)	(CCC+, Caa2)	08/01/24	9.250	2,866,640
5,350	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(11)	(BB-, Ba3)	04/15/29	4.125	4,767,599
					9,696,739
Personal & Household Products (0.1%)
1,700	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(11),(12)	(CCC+, Caa2)	06/01/29	6.375	1,344,530
Pharmaceuticals (0.1%)
2,000	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 103.13)(11)	(CCC-, Ca)	02/15/29	6.250	919,110
1,950	Syneos Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 101.81)(11)	(BB-, B1)	01/15/29	3.625	1,631,370
					2,550,480
Real Estate Investment Trusts (0.1%)
3,887	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/26 @ 100.00)(11)	(BB-, Ba3)	07/15/26	3.625	3,348,532
Recreation & Travel (0.4%)
4,000	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(11)	(B, B3)	08/15/29	5.250	3,603,720
3,625	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(11)	(B, B3)	05/15/31	7.250	3,546,700
1,296	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 100.00)(11)	(B, B3)	07/31/24	4.875	1,296,811

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Recreation & Travel
$1,672	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/30/23 @ 102.44)(11)	(BB, B2)	11/01/27	4.875	$1,554,015
					10,001,246
Software - Services (1.3%)
1,750	Central Parent, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/25 @ 103.63)(11)	(B+, B1)	06/15/29	7.250	1,734,776
1,500	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(11)	(B+, B1)	07/15/29	4.125	1,299,173
4,962	Newfold Digital Holdings Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(11)	(CCC+, Caa2)	02/15/29	6.000	3,411,741
4,100	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)(11)	(BB-, Ba3)	12/01/29	3.875	3,450,612
5,230	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 104.13)(11)	(CCC+, Caa1)	02/01/28	8.250	4,932,839
11,561	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(11)	(CCC+, Caa1)	12/15/28	7.125	9,318,001
4,000	ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 101.94)(11),(12)	(B+, B1)	02/01/29	3.875	3,452,751
					27,599,893
Specialty Retail (0.2%)
137	Eagle Intermediate Global Holdings B.V.(2),(13)	(NR, NR)	05/01/25	0.000	67,939
3,745	Eagle Intermediate Global Holdings B.V., Rule 144A, Senior Secured Notes (Callable 05/09/23 @ 101.88)(11),(12)	(NR, Caa2)	05/01/25	7.500	2,429,569
102	Eagle Intermediate Global Holdings B.V., Rule 144A, Senior Secured Notes (Callable 05/09/23 @ 101.88)(2),(11),(13)	(NR, NR)	05/01/25	7.500	64,093
1,449	Murphy Oil U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(11)	(BB+, Ba2)	02/15/31	3.750	1,241,069
					3,802,670
Steel Producers/Products (0.1%)
1,540	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 04/15/24 @ 103.13)(11)	(B, Caa1)	04/15/29	6.250	1,195,281

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Support - Services (1.5%)
$1,471	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 101.81)(5),(11)	(B, B2)	06/01/28	3.625	$1,337,749
3,557	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 102.31)(11)	(B, B2)	06/01/28	4.625	3,099,979
5,251	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 05/30/23 @ 104.88)(11)	(CCC+, Caa1)	07/15/27	9.750	4,890,839
6,455	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(11),(12)	(CCC+, Caa1)	06/01/29	6.000	5,067,136
11,000	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(11)	(B-, B2)	05/01/28	4.500	9,003,775
7,565	GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 05/29/23 @ 103.56)(11)	(B, B2)	07/31/26	7.125	7,382,324
3,000	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(11)	(CCC+, Caa1)	10/15/28	6.875	2,604,850
					33,386,652
Telecom - Wireline Integrated & Services (0.3%)
3,775	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(11)	(B-, B2)	10/15/29	5.500	2,829,371
1,821	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 05/29/23 @ 103.38)(11)	(B+, B1)	10/15/27	6.750	1,732,142
3,000	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(11)	(B+, B1)	07/15/29	5.125	2,572,890
					7,134,403
TOTAL CORPORATE BONDS (Cost $208,399,580)					189,246,593
ASSET BACKED SECURITIES (5.0%)
Collateralized Debt Obligations (5.0%)
3,000	ALM Ltd., 2020-1A, Rule 144A, LIBOR 3M + 6.000%(1),(11)	(BB-, NR)	10/15/29	11.260	2,682,627
3,500	Anchorage Capital CLO 16 Ltd., 2020-16A, Rule 144A, LIBOR 3M + 3.720%(1),(11)	(NR, NR)	01/19/35	8.985	3,220,500
1,740	Anchorage Capital CLO 2018-10A Ltd., Rule 144A, LIBOR 3M + 1.200%(1),(11)	(AAA, NR)	10/15/31	6.460	1,723,056
2,500	Ares XXXIV CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 1.250%(1),(11)	(AAA, Aaa)	04/17/33	6.510	2,471,807

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$2,500	Battalion CLO XXI Ltd., 2021-21A, Rule 144A, LIBOR 3M + 3.300%(1),(11)	(NR, Baa3)	07/15/34	8.560	$2,204,505
1,750	Benefit Street Partners CLO X Ltd., 2016-10A, Rule 144A, LIBOR 3M + 6.750%(1),(11)	(BB-, NR)	04/20/34	12.000	1,612,078
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, LIBOR 3M + 5.400%(1),(11)	(B+, NR)	04/20/31	10.650	1,647,472
5,500	BlueMountain CLO Ltd., 2016-2A, Rule 144A, LIBOR 3M + 4.300%(1),(11)	(BBB-, NR)	08/20/32	9.215	5,014,940
3,000	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, Rule 144A, LIBOR 3M + 1.700%(1),(11)	(A, NR)	01/15/30	6.960	2,837,018
2,453	Capital Automotive LLC, 2017-1A, Rule 144A(11)	(A+, NR)	04/15/47	4.180	2,377,171
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(11)	(BB-, NR)	07/27/31	10.692	612,355
2,000	Carlyle Global Market Strategies CLO Ltd., 2014-5A, Rule 144A, LIBOR 3M + 3.150%(1),(11)	(BBB-, NR)	07/15/31	8.410	1,834,946
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(11)	(B+, NR)	01/18/31	11.112	2,316,467
4,000	Crown Point CLO IV Ltd., 2018-4A, Rule 144A, LIBOR 3M + 2.750%(1),(11)	(NR, Baa3)	04/20/31	8.000	3,462,154
3,997	Dewolf Park CLO Ltd., 2017-1A, Rule 144A, LIBOR 3M + 0.920%(1),(11)	(NR, Aaa)	10/15/30	6.180	3,951,097
1,750	Dryden 86 CLO Ltd., 2020-86A, Rule 144A, LIBOR 3M + 3.200%(1),(11)	(BBB-, NR)	07/17/34	8.460	1,588,418
3,500	Elevation CLO Ltd., 2014-2A, Rule 144A, SOFR 3M + 3.462%(1),(11)	(NR, Baa3)	10/15/29	8.448	3,227,938
7,000	Galaxy XXII CLO Ltd., 2016-22A, Rule 144A, LIBOR 3M + 1.200%(1),(11)	(AAA, NR)	04/16/34	6.460	6,851,540
5,000	Galaxy XXVIII CLO Ltd., 2018-28A, Rule 144A, LIBOR 3M + 3.000%(1),(11)	(BBB-, NR)	07/15/31	8.260	4,547,252
3,500	Greywolf CLO II Ltd., 2013-1A, Rule 144A, LIBOR 3M + 4.200%(1),(11)	(BBB-, NR)	04/15/34	9.460	3,126,972
1,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, SOFR 3M + 3.610%(1),(11)	(BBB-, NR)	04/15/33	8.681	904,905
2,800	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, SOFR 3M + 2.710%(1),(11)	(A, NR)	04/15/33	7.781	2,700,501
2,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, SOFR 3M + 7.180%(1),(11)	(BB-, NR)	04/15/33	12.251	1,728,579
3,390	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, SOFR 3M + 3.910%(1),(11)	(BBB-, NR)	04/17/34	8.896	3,044,790
3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 3.000%(1),(11)	(BBB-, NR)	01/27/31	8.255	3,613,618

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$2,500	KKR CLO Ltd., 14, Rule 144A, LIBOR 3M + 6.150%(1),(11)	(NR, B1)	07/15/31	11.410	$2,177,306
3,250	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(11)	(NR, Ba3)	04/15/29	11.340	2,863,773
1,900	Marble Point CLO XVII Ltd., 2020-1A, Rule 144A, LIBOR 3M + 6.820%(1),(11)	(NR, Ba3)	04/20/33	12.070	1,686,398
3,450	Marble Point CLO XVIII Ltd., 2020-2A, Rule 144A, LIBOR 3M + 7.700%(1),(11)	(NR, Ba3)	10/15/34	12.960	3,178,146
5,275	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, LIBOR 3M + 5.750%(1),(11)	(NR, Ba1)	01/22/35	11.023	4,752,284
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, LIBOR 3M + 2.850%(1),(11)	(BBB-, NR)	07/15/30	8.110	2,001,693
3,580	Signal Peak CLO 5 Ltd., 2018-5A, Rule 144A, LIBOR 3M + 2.650%(1),(11)	(BBB-, NR)	04/25/31	7.905	3,279,403
5,619	Stratus CLO Ltd., 2021-1A, Rule 144A, LIBOR 3M + 0.800%(1),(11)	(NR, Aaa)	12/29/29	6.050	5,574,679
3,000	Venture 35 CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500%(1),(11)	(NR, Baa3)	10/22/31	8.773	2,525,170
3,000	Venture XIII CLO Ltd., 2013-13A, Rule 144A, LIBOR 3M + 3.300%(1),(11)	(NR, A3)	09/10/29	8.425	2,742,500
3,278	Venture XXIII CLO Ltd., 2016-23A, Rule 144A, LIBOR 3M + 5.070%(1),(11)	(NR, Ba1)	07/19/34	10.335	2,784,558
1,750	Vibrant CLO 1X Ltd., 2018-9A, Rule 144A, SOFR 3M + 3.462%(1),(11)	(NR, Baa3)	07/20/31	8.510	1,587,018
1,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(11)	(NR, Ba3)	06/20/29	10.713	1,237,064
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(11)	(BBB-, NR)	07/14/31	8.601	2,628,581
TOTAL ASSET BACKED SECURITIES (Cost $117,358,296)					108,321,279
Shares
COMMON STOCKS (0.7%)
Auto Parts & Equipment (0.1%)
151,253	Jason Group, Inc.(7)				1,361,277
Chemicals (0.6%)
31,756	Project Investor Holdings LLC(2),(7),(8),(13)				318
529,264	Proppants Holdings LLC(2),(7),(8),(13)				10,585
191,054	UTEX Industries, Inc.(7)				12,163,835
					12,174,738
Energy - Exploration & Production (0.0%)
872,375	PES Energy, Inc.(2),(7),(8),(13)				8,724

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Shares		Value
COMMON STOCKS (continued)
Investments & Misc. Financial Services (0.0%)
85,017	Altisource Solutions Sarl(2),(7),(13)	$147,930
Machinery (0.0%)
6,708,021	Alloy Topco Ltd.(2),(7),(10),(13)	—
Pharmaceuticals (0.0%)
156,133	Akorn Holding Company LLC(7)	39,033
Private Placement (0.0%)
3,591,080	Technicolor Creative Studios SA(7),(14)	394,869
2,437,234	Vantiva SA(7),(14)	584,556
		979,425
Software - Services (0.0%)
78,712	Skillsoft Corp.(7),(12)	96,816
Specialty Retail (0.0%)
141	Eagle Intermediate Global Holdings B.V., Class B(2),(7),(13)	1
Theaters & Entertainment (0.0%)
1,153,846	Vantiva SA(7)	278,135
TOTAL COMMON STOCKS (Cost $28,342,355)		15,086,079
WARRANTS (0.0%)
Chemicals (0.0%)
132,316	Project Investor Holdings LLC, expires 02/20/2022(2),(7),(8),(13)	—
Recreation & Travel (0.0%)
526,589	Cineworld Group, expires 12/21/2025(7),(10)	—
TOTAL WARRANTS (Cost $68,804)		0
SHORT-TERM INVESTMENTS (6.3%)
118,453,375	State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.74%	118,453,375
17,992,798	State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(15)	17,992,798
TOTAL SHORT-TERM INVESTMENTS (Cost $136,446,173)		136,446,173
TOTAL INVESTMENTS AT VALUE (102.3%) (Cost $2,377,697,195)		2,213,737,690
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.3%)		(50,770,393)
NET ASSETS (100.0%)		$2,162,967,297

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Variable rate obligation — The interest rate shown is the rate in effect as of April 30, 2023. The rate may be subject to a cap and floor.

(2)  Security is valued using significant unobservable inputs.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

(3)  The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of April 30, 2023.

(4)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(5)  This security is denominated in Euro.

(6)  Bond is currently in default.

(7)  Non-income producing security.

(8)  Illiquid security.

(9)  All or a portion is an unfunded loan commitment (See Note 2-I).

(10)  This security is denominated in British Pound.

(11)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, these securities amounted to a value of $297,499,933 or 13.8% of net assets.

(12)  Security or portion thereof is out on loan (See Note 2-J).

(13)  Not readily marketable security; security is valued at fair value as determined in good faith by Credit Suisse Asset Management, LLC as the Fund's valuation designee under the oversight of the Board of Trustees.

(14)  Security is held through holdings of 100 shares of the CIG Special Purpose SPC — Credit Suisse Floating Rate High Income Fund Segregated Portfolio, an affiliated entity.

(15)  Represents security purchased with cash collateral received for securities on loan.

INVESTMENT ABBREVIATIONS

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

WR = Withdrawn Rating

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Unrealized Appreciation
EUR	5,675,000	USD	5,723,577	09/27/23	Deutsche Bank AG	$5,723,577	$6,312,841	$589,264
EUR	18,448,195	USD	18,791,157	09/27/23	Morgan Stanley	18,791,157	20,521,678	1,730,521
EUR	320,000	USD	343,137	10/11/23	Deutsche Bank AG	343,137	356,194	13,057
GBP	2,823,949	USD	3,402,527	10/11/23	Deutsche Bank AG	3,402,527	3,557,443	154,916
Total Unrealized Appreciation								$2,487,758

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Unrealized Depreciation
USD	7,468,984	EUR	6,934,803	09/27/23	Barclays Bank PLC	$(7,468,984)	$(7,714,240)	$(245,256)
USD	639,373	EUR	595,000	09/27/23	Deutsche Bank AG	(639,373)	(661,875)	(22,502)
USD	98,859,127	EUR	99,165,329	09/27/23	Morgan Stanley	(98,859,127)	(110,311,003)	(11,451,876)
USD	12,273,726	EUR	11,111,360	10/11/23	Deutsche Bank AG	(12,273,726)	(12,368,120)	(94,394)
USD	14,474,733	GBP	12,967,003	10/11/23	Deutsche Bank AG	(14,474,733)	(16,335,053)	(1,860,320)
USD	278,024	GBP	222,877	10/11/23	JPMorgan Chase	(278,024)	(280,767)	(2,743)
USD	252,339	GBP	208,197	10/11/23	Morgan Stanley	(252,339)	(262,274)	(9,935)
Total Unrealized Depreciation								$(13,687,026)
Total Net Unrealized Appreciation/(Depreciation)								$(11,199,268)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statement of Assets and Liabilities
April 30, 2023 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $17,992,798 (Cost $2,377,697,195) (Note 2)	$2,213,737,690[1]
Cash	5,175,969
Foreign currency at value (Cost $1,392,380)	1,413,396
Cash segregated at broker for forwards contracts (Note 2)	1,154,843
Receivable for investments sold	62,198,718
Interest receivable	18,922,827
Receivable for Fund shares sold	2,528,021
Unrealized appreciation on forward foreign currency contracts (Note 2)	2,487,758
Prepaid expenses and other assets	106,457
Total assets	2,307,725,679
Liabilities
Investment advisory fee payable (Note 3)	879,340
Administrative services fee payable (Note 3)	109,164
Shareholder servicing/Distribution fee payable (Note 3)	61,020
Payable for investments purchased	96,409,993
Payable upon return of securities loaned (Note 2)	17,992,798
Unrealized depreciation on forward foreign currency contracts (Note 2)	13,687,026
Unfunded loan commitments (Note 2)	6,376,017
Payable for Fund shares redeemed	5,049,492
Dividend payable	2,859,962
Trustees' fee payable	16,753
Accrued expenses	1,316,817
Total liabilities	144,758,382
Net Assets
Capital stock, $.001 par value (Note 6)	344,732
Paid-in capital (Note 6)	2,517,525,334
Total distributable earnings (loss)	(354,902,769)
Net assets	$2,162,967,297
I Shares
Net assets	$2,003,930,577
Shares outstanding	319,526,223
Net asset value, offering price and redemption price per share	$6.27
A Shares
Net assets	$113,941,091
Shares outstanding	18,074,970
Net asset value and redemption price per share	$6.30
Maximum offering price per share (net asset value/(1-4.75%))	$6.61
C Shares
Net assets	$45,095,629
Shares outstanding	7,131,199
Net asset value and offering price per share	$6.32

1  Includes $17,596,545 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statement of Operations
For the Six Months Ended April 30, 2023 (unaudited)

Investment Income
Interest	$107,822,688
Securities lending (net of rebates)	43,335
Total investment income	107,866,023
Expenses
Investment advisory fees (Note 3)	7,132,617
Administrative services fees (Note 3)	194,819
Shareholder servicing/Distribution fees (Note 3)
Class A	143,596
Class C	242,378
Transfer agent fees	1,322,942
Commitment fees (Note 4)	358,498
Custodian fees	339,152
Registration fees	102,987
Printing fees	102,780
Legal fees	70,077
Insurance expense	60,646
Trustees' fees	37,551
Audit and tax fees	25,923
Miscellaneous expense	27,766
Total expenses	10,161,732
Less: fees waived and expenses reimbursed (Note 3)	(1,431,000)
Net expenses	8,730,732
Net investment income	99,135,291
Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(37,719,942)
Net realized gain from foreign currency transactions	409,787
Net change in unrealized appreciation (depreciation) from investments	82,841,218
Net change in unrealized appreciation (depreciation) from foreign currency translations	(353,771)
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(9,302,227)
Net realized and unrealized gain from investments, foreign currency and forward foreign currency contracts	35,875,065
Net increase in net assets resulting from operations	$135,010,356

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
From Operations
Net investment income	$99,135,291	$143,254,040
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(37,310,155)	(26,444,863)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	73,185,220	(203,595,151)
Net increase (decrease) in net assets resulting from operations	135,010,356	(86,785,974)
From Distributions
From distributable earnings
Class I	(92,449,568)	(135,067,532)
Class A	(4,650,528)	(5,617,339)
Class C	(1,778,881)	(2,076,206)
Net decrease in net assets resulting from distributions	(98,878,977)	(142,761,077)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	423,756,215	1,763,525,560
Reinvestment of distributions	81,890,767	117,879,709
Net asset value of shares redeemed	(924,941,579)	(2,080,789,616)
Net decrease in net assets from capital share transactions	(419,294,597)	(199,384,347)
Net decrease in net assets	(383,163,218)	(428,931,398)
Net Assets
Beginning of period	2,546,130,515	2,975,061,913
End of period	$2,162,967,297	$2,546,130,515

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2023	For the Year Ended October 31,
	(unaudited)	2022	2021	2020	2019	2018
Per share data
Net asset value, beginning of period	$6.17[1]	$6.62	$6.31	$6.56	$6.81[1]	$6.87
INVESTMENT OPERATIONS
Net investment income[2]	0.26	0.29	0.24	0.30	0.35	0.29
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.10	(0.45)	0.31	(0.25)	(0.25)	(0.06)
Total from investment operations	0.36	(0.16)	0.55	0.05	0.10	0.23
LESS DIVIDENDS
Dividends from net investment income	(0.26)	(0.29)	(0.24)	(0.30)	(0.35)	(0.29)
Net asset value, end of period	$6.27[1]	$6.17[1]	$6.62	$6.31	$6.56	$6.81[1]
Total return[3]	5.90%	(2.42)%	8.86%	0.92%	1.47%	3.45%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$2,003,931	$2,376,866	$2,770,167	$1,699,373	$2,199,606	$3,704,519
Ratio of net expenses to average net assets	0.70%[4]	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	8.35%[4]	4.54%	3.62%	4.80%	5.18%	4.29%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.12%[4]	0.09%	0.07%	0.09%	0.08%	0.06%
Portfolio turnover rate[5]	18%	47%	54%	30%	23%	45%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2023	For the Year Ended October 31,
	(unaudited)	2022	2021	2020	2019	2018
Per share data
Net asset value, beginning of period	$6.21	$6.65	$6.34	$6.59	$6.84[1]	$6.90
INVESTMENT OPERATIONS
Net investment income[2]	0.25	0.28	0.23	0.29	0.33	0.28
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.09	(0.44)	0.31	(0.25)	(0.25)	(0.06)
Total from investment operations	0.34	(0.16)	0.54	0.04	0.08	0.22
LESS DIVIDENDS
Dividends from net investment income	(0.25)	(0.28)	(0.23)	(0.29)	(0.33)	(0.28)
Net asset value, end of period	$6.30[1]	$6.21	$6.65	$6.34	$6.59	$6.84[1]
Total return[3]	5.60%	(2.48)%	8.57%	0.70%	1.23%	3.20%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$113,941	$116,540	$144,713	$146,803	$199,328	$289,959
Ratio of net expenses to average net assets	0.95%[4]	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	8.12%[4]	4.25%	3.41%	4.54%	4.93%	4.03%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.12%[4]	0.09%	0.07%	0.09%	0.08%	0.06%
Portfolio turnover rate[5]	18%	47%	54%	30%	23%	45%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2023	For the Year Ended October 31,
	(unaudited)	2022	2021	2020	2019	2018
Per share data
Net asset value, beginning of period	$6.22[1]	$6.68	$6.36	$6.61	$6.87[1]	$6.92
INVESTMENT OPERATIONS
Net investment income[2]	0.23	0.23	0.18	0.24	0.28	0.23
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.10	(0.46)	0.32	(0.25)	(0.26)	(0.05)
Total from investment operations	0.33	(0.23)	0.50	(0.01)	0.02	0.18
LESS DIVIDENDS
Dividends from net investment income	(0.23)	(0.23)	(0.18)	(0.24)	(0.28)	(0.23)
Net asset value, end of period	$6.32[1]	$6.22[1]	$6.68	$6.36	$6.61	$6.87[1]
Total return[3]	5.37%	(3.48)%	7.90%	(0.05)%	0.34%	2.58%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$45,096	$52,725	$60,182	$58,959	$87,380	$116,877
Ratio of net expenses to average net assets	1.70%[4]	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income to average net assets	7.36%[4]	3.54%	2.66%	3.83%	4.19%	3.28%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.12%[4]	0.09%	0.07%	0.09%	0.08%	0.06%
Portfolio turnover rate[5]	18%	47%	54%	30%	23%	45%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements
April 30, 2023 (unaudited)

Note 1. Organization

Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a CDSC of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board's valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser's procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$1,595,469,483	$169,168,083	$1,764,637,566
Corporate Bonds	—	189,114,561	132,032	189,246,593
Asset Backed Securities	—	108,321,279	—	108,321,279
Common Stocks	1,076,241	13,842,280	167,558	15,086,079
Warrants	—	—	0 (1)	0
Short-term Investments	136,446,173	—	—	136,446,173
	$137,522,414	$1,906,747,603	$169,467,673	$2,213,737,690
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$2,487,758	$—	$2,487,758
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$13,687,026	$—	$13,687,026

(1)  Includes a zero valued security.

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a reconciliation of investments as of April 30, 2023 for which significant unobservable inputs were used in determining fair value.

	Bank Loans	Corporate Bonds	Common Stocks	Warrants		Total
Balance as of October 31, 2022	$237,117,588	$152,391	$15,563,673	$0	(1)	$252,833,652
Accrued discounts (premiums)	(44,484)	—	—	—		(44,484)
Purchases	26,613,240	—	—	—		26,613,240
Sales	(55,211,515)	—	(705,352)	—		(55,916,867)
Realized gain (loss)	(1,433,898)	—	(449,019)	—		(1,882,917)
Change in unrealized appreciation (depreciation)	5,506,755	(20,359)	(716,632)	—		4,769,764
Transfers into Level 3	53,054,645	—	—	—		53,054,645
Transfers out of Level 3	(96,434,248)	—	(13,525,112)	—		(109,959,360)
Balance as of April 30, 2023	$169,168,083	$132,032	$167,558	$0	(1)	$169,467,673
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2023	$1,285,696	$(20,359)	$147,930	$—		$1,413,267

(1)  Includes a zero valued security.

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At 04/30/2023	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Bank Loans	$169,168,083	Vendor pricing	Single Broker Quote	$0.00 – $1.09	($0.95)
Corporate Bonds	132,032	Income Approach	Expected Remaining Distribution	0.50 –0.63	(0.56)
Common Stocks	167,558	Income Approach	Expected Remaining Distribution	0.00 –1.74	(1.54)
Warrants	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

*  Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the six months ended April 30, 2023, $53,054,645 was transferred from Level 2 to Level 3 due to a lack of pricing source supported by observable inputs and $109,959,360 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2023, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2023 and the effect of these derivatives on the Statement of Operations for the six months ended April 30, 2023.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate Forward contracts	$2,487,758	$13,687,026	$—	$(9,302,227)

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

For the six months ended April 30, 2023, the Fund held an average monthly value on a net basis of $150,401,034 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Deutsche Bank AG	$757,237	$(757,237)	$—	$—	$—
Morgan Stanley	1,730,521	(1,730,521)	—	—	—
	$2,487,758	$(2,487,758)	$—	$—	$—

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2023:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Barclays Bank PLC	$245,256	$—	$—	$(279)	$244,977
Deutsche Bank AG	1,977,216	(757,237)	—	(1,154,431)	65,548
JPMorgan Chase	2,743	—	—	(133)	2,610
Morgan Stanley	11,461,811	(1,730,521)	—	—	9,731,290
	$13,687,026	$(2,487,758)	$—	$(1,154,843)	$10,044,425

(a)  Forward foreign currency contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

investments, and income and expenses are translated into U.S. dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income").

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at April 30, 2023 are disclosed in the Schedule of Investments. At April 30, 2023 the amount of restricted cash held at brokers related to forward foreign currency contracts was $1,154,843.

I) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of April 30, 2023, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded Commitment
Athenahealth, Inc.	02/15/29	3.500%	$1,573,622
ABG Intermediate Holdings 2 LLC	12/20/29	0.500	4,802,395

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

J) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2023, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$17,596,545	$17,992,798	$17,992,798

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2023.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities(a)	Collateral Received(b)	Net Amount
$17,596,545	$(17,596,545)	$—

(a)  Represents market value of loaned securities at period end.

(b)  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. For the six months ended April 30, 2023, total earnings received in connection with securities lending arrangements was $351,983, of which $294,009 was rebated to borrowers (brokers). The Fund retained $43,335 in income, and SSB, as lending agent, was paid $14,639.

K) OTHER — The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate. While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

The United Kingdom's Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average ("EONIA"), ceased to

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

be published after December 31, 2021. It is possible that a subset of LIBOR settings will be published after these dates on a "synthetic" basis, but any such publications would be considered non-representative of the underlying market. The Secured Overnight Financing Rate, or "SOFR," is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the purchase agreement ("repo") market and has been used increasingly on a voluntary basis in new instruments and transactions. On March 15, 2022, the Adjustable Interest Rate Act was signed into law, providing a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on SOFR that will replace LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.79% of the Fund's average daily net assets less than or equal to $100 million and 0.59% of the Fund's average daily net assets greater than $100 million. For the six months ended April 30, 2023, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $7,132,617 and $1,431,000, respectively. Effective April 22, 2019, Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation at the time the fees are recouped. This contract may not be terminated before February 28, 2024. Prior to April 22, 2019, these expense limitations were voluntary. For the six months ended April 30, 2023, there was no recoupment.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2023 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2023	Expires October 31, 2024	Expires October 31, 2025	Expires October 31, 2026
Class I	$7,134,715	$1,592,401	$1,570,467	$2,639,316	$1,332,531
Class A	439,304	149,504	104,171	116,498	69,131
Class C	191,196	65,845	43,325	52,688	29,338
Totals	$7,765,215	$1,807,750	$1,717,963	$2,808,502	$1,431,000

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2023, the Fund paid Rule 12b-1 distribution fees of $143,596 for Class A shares and $242,378 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the six months ended April 30, 2023, CSSU and its affiliates advised the Fund that they retained $10,194 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes on a first-come, first-served basis. Of the aggregate $250 million amount, $125 million is specifically designated for the Fund. The remaining $125 million is available to all Participating Funds, including the Fund. Under the terms of the Credit

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 4. Line of Credit (continued)

Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At April 30, 2023 and during the six months ended April 30, 2023, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund and another Participating Fund are parties to a joint uncommitted line of credit facility with SSB in an aggregated amount of $200 million. For the six months ended April 30, 2023, the line was not drawn upon and no fees were incurred.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2023, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$403,446,268	$690,257,760	$0	$0

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. The Fund offers Class I, Class A, and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2023 (unaudited)		For the Year Ended October 31, 2022
	Shares	Value	Shares	Value
Shares sold	64,998,560	$406,311,261	263,057,167	$1,709,725,854
Shares issued in reinvestment of distributions	12,271,518	76,643,732	17,491,279	111,471,824
Shares redeemed	(142,765,724)	(889,478,472)	(313,952,658)	(1,998,423,540)
Net decrease	(65,495,646)	$(406,523,479)	(33,404,212)	$(177,225,862)

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 6. Capital Share Transactions (continued)

	Class A
	For the Six Months Ended April 30, 2023 (unaudited)		For the Year Ended October 31, 2022
	Shares	Value	Shares	Value
Shares sold	2,165,169	$13,592,494	6,354,293	$41,672,297
Shares issued in reinvestment of distributions	598,316	3,755,329	725,588	4,651,832
Shares redeemed	(3,469,553)	(21,727,770)	(10,045,508)	(65,168,187)
Net decrease	(706,068)	$(4,379,947)	(2,965,627)	$(18,844,058)
	Class C
	For the Six Months Ended April 30, 2023 (unaudited)		For the Year Ended October 31, 2022
	Shares	Value	Shares	Value
Shares sold	611,282	$3,852,460	1,840,275	$12,127,409
Shares issued in reinvestment of distributions	236,933	1,491,706	273,702	1,756,053
Shares redeemed	(2,187,685)	(13,735,337)	(2,658,789)	(17,197,889)
Net decrease	(1,339,470)	$(8,391,171)	(544,812)	$(3,314,427)

On April 30, 2023, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	6	54%
Class A	5	76%
Class C	6	75%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 8. Subsequent Events

In preparing the financial statements as of April 30, 2023, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report.

On June 12, 2023 (the "Closing Date"), Credit Suisse Group AG ("CS Group") merged with and into UBS Group AG, a global financial services company ("UBS Group"), with UBS Group remaining as the surviving company (the "Transaction"), pursuant to a definitive merger agreement signed on March 19, 2023. CS Group was the ultimate parent company of Credit Suisse Asset Management, LLC ("Credit Suisse"), the Fund's investment manager, and Credit Suisse Securities (USA) LLC ("CSSU"), the Fund's distributor. As a result of the Transaction, each of Credit Suisse and CSSU is now an indirect wholly-owned subsidiary of UBS Group.

In addition, on June 7, 2023, Credit Suisse, CSSU and certain of their affiliates filed an application (the "Application") for a waiver from disqualification under Section 9(a) of the 1940 Act from serving as investment adviser and principal underwriter, as applicable, to registered investment companies, including the Fund, in connection with a consent order and final judgment (the "Consent Judgment") filed in New Jersey Superior Court on October 24, 2022. The Consent Judgment was entered against certain of Credit Suisse's affiliates, including CSSU, but did not involve the Fund or the services that Credit Suisse, CSSU and their affiliates provided to the Fund. Because Credit Suisse is an affiliate of the entities subject to the Consent Judgment, it could also be subject to disqualification under Section 9(a), despite not being involved in the conduct underlying the Consent Judgment. As requested in the Application, the SEC granted a temporary waiver from Section 9(a) to Credit Suisse, CSSU and their affiliates, as well as to UBS Group and its affiliates ("UBS"), on June 7, 2023. The temporary waiver became effective on the Closing Date. Credit Suisse, CSSU and certain of their affiliates also applied for (i) a time-limited exemption from Section 9(a) (the "Time-Limited Exemption"), which, if granted, would enable Credit Suisse and CSSU to provide investment advisory and distribution services, as applicable, to the Fund until the 12-month anniversary of the Closing Date (by which point it is currently anticipated that such services will be transferred to one or more UBS asset management affiliates), and (ii) a permanent exemption from Section 9(a) for UBS.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 8. Subsequent Events (continued)

No immediate changes to the Fund's investment strategies or portfolio managers in connection with the Transaction or the Time-Limited Exemption are anticipated at this time. It is expected that the investment advisory and distribution services that Credit Suisse and CSSU, as applicable, provide to the Fund will be transitioned (through merger of entities or transfer of services) to one or more UBS asset management affiliates within one year of the Closing Date, subject to any approvals deemed necessary. However, such changes have not yet been finalized.

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment Management Agreement (unaudited)

In approving the renewal of the amended and restated investment management agreement (the "Investment Management Agreement") for the Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a special Zoom meeting held on November 9, 2022 where the Board discussed information and materials previously provided to them in connection with the renewal of the Investment Management Agreement, and at an in-person meeting held on November 14 and 15, 2022, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 0.79% of the Fund's average daily net assets less than or equal to $100 million and 0.59% of the Fund's average daily net assets greater than $100 million (the "Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), the Fund's investment manager. The Board also considered that Credit Suisse has entered into a contractual expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 0.95%, 1.70% and 0.70% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2024.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, the Fund's Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board noted that the Fund's Contractual Management Fee, Net Management Fee and overall expenses were within the range of its peers as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Investment Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse which, in addition to portfolio management and investment management services set forth in the Investment Management Agreement, included credit analysis and research, supervising the day-to-day operations of the Fund's non-advisory functions which include accounting, administration, custody, transfer agent and other applicable third party service providers, overseeing and facilitating audits, overseeing the Fund's credit facility and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered Credit Suisse's compliance program with respect to the Fund. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the services provided to the Fund are more extensive than the services provided in connection with other types of accounts, such as separate accounts, offered by Credit Suisse and the services are also more extensive from those offered and provided to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

Fund Performance

The Board received and considered performance results of the Fund over the previous year as well as over longer time periods, along with comparisons

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund provided in the Broadridge materials. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board noted that the Fund outperformed its Performance Universe for the one-year period reported, and also noted that the Fund generally outperformed its Performance Universe over various longer investment periods reported. The Board also considered the investment performance of the Fund over various investment periods relative to its stated objectives.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Investment Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected, in the context of Credit Suisse's profitability, Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that the Fund's Contractual Management Fee had breakpoints that would allow investors to benefit directly in the form of lower fees as Fund assets grow. The Board also noted the contractual expense limitation currently in place between the Fund and Credit Suisse. The Board received information regarding Credit Suisse's profitability in providing investment management services to the Fund, including Credit Suisse's costs in providing the services.

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses and its reputation as a result of its relationship with the Fund (such as the ability to market its advisory services to other clients and investors including separate account or third party sub-advised mandates or other financial products offered by Credit Suisse and its affiliates), as well as the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards Credit Suisse applied in seeking best execution and Credit Suisse's policies and practices regarding soft dollars and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Investment Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Investment Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees (by agreeing to a contractual expense limitation), Credit Suisse's net profitability based on fees payable under the Investment Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Floating Rate High Income Fund
Liquidity Risk Management Program (unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the "Liquidity Program") in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program seeks to assess and manage the Fund's liquidity risk, i.e., the risk that the Fund is unable to satisfy redemption requests without significantly diluting remaining investors' interests in the Fund. The Board of Trustees of the Trust has designated Credit Suisse Asset Management, LLC, the Fund's investment adviser, to administer the Liquidity Program (the "Program Administrator"). Certain aspects of the Liquidity Program rely on third parties to perform certain functions, including the provision of market data and application of models.

Under the Liquidity Program, the Program Administrator assesses, manages and periodically reviews each Fund's liquidity risk and classifies each investment held by each Fund as a "highly liquid investment," "moderately liquid investment," "less liquid investment" or "illiquid investment." The liquidity of the Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program.

During the six months ended April 30, 2023, the Trust's Board of Trustees received reports from the Program Administrator that included information to address the operations of the Liquidity Program and assess its adequacy and effectiveness of implementation during the period covered by the reports. The reports indicated that the Liquidity Program is reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the reporting period.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to illiquidity risk and other risks to which it may be subject.

Credit Suisse Floating Rate High Income Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Floating Rate High Income Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 16, 2023.

Credit Suisse Floating Rate High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  FLHI-SAR-0423

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2023
  (unaudited)

◼  CREDIT SUISSE
MANAGED FUTURES STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2023 (unaudited)

April 30, 2023

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Managed Futures Strategy Fund (the "Fund") for the six-month period ended April 30, 2023.

Performance Summary
11/01/2022 – 04/30/2023

Fund & Index	Performance
Class I1	-7.25%
Class A1,2	-7.36%
Class C1,2	-7.65%
Credit Suisse Managed Futures Liquid Index[3]	-7.28%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review: Speaking loudly and carrying a small stick

Over the six-month period ended April 30, 2023 (the "Period"), markets absorbed the incongruity of a direct US foreign policy campaign against the emergent Sino-Russian bloc and the broadening fragility of financial markets confronting the fastest monetary policy hiking cycle since the 1980s. Investors, flush with cash from defensive repositioning earlier in 2022 and heartened by China's post-pandemic reopening, took the occasion of quarter- and year-end windows to redeploy capital back into traditional asset classes such as stocks and bonds. The Credit Suisse Managed Futures Liquid Index (the "Index") returned -7.28% for the Period.

In the closing months of 2022, markets stood at a crossroads. Indications of continued labor market strength focused attention on upside inflation risks, even as flagging economic data pointed to a potential monetary policy pivot which central bankers refused to publicly entertain as China's reopening loomed large. Interest rate markets vacillated, and commodity sectors exhibited increasing decorrelation. The US Dollar weakened against major peers. Equity markets strengthened as the prospect of China's economy regaining steam coincided with moderating inflation fears and supportive technical dynamics around year-end, even as the bankruptcy filing of troubled crypto exchange FTX momentarily weighed on sentiment.

Early in the new year, markets focused on the balance between slowing growth in the US and Europe and resurgent post-reopening activity in China.

1

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2023 (unaudited)

Later, a widening banking crisis, with clear linkages to the US Treasury market, consumed market attention and investors contemplated implications for near-term growth and monetary policy. Yet, with economic data offering insufficient evidence of disinflation, policymakers felt little choice but to continue down the path of hiking interest rates. The Period culminated with the collapse of First Republic Bank, the second largest US bank failure in history. Fixed income markets remained rangebound and choppy as investors reacted to shifting economic data and leadership changes at the Bank of Japan. Economically sensitive commodities softened as safe havens appreciated. The US Dollar weakened against European peers but lacked trading direction against other major currencies. Equity markets exhibited resilience in the face of a spate of headwinds, as seasonal flows and better than expected corporate earnings supported a bumpy but broadscale uptrend.

Strategic Review and Outlook: Markets in transition

The Fund seeks to give investors industry representative and cost-efficient access to managed futures by aiming to capture the most significant trends across major asset classes — fixed income, currencies, commodities, and equities.

For the Period, the Fund generated a loss — in line with the Index.

The Fund's exposure to fixed income instruments detracted. The Fund maintained fluid but short biased exposure to the asset class, which proved susceptible to the episodes of mounting systemic risk and frequent market reversals punctuating the Period. Japanese Government Bond trading was particularly challenging for the Fund. The Japanese Government Bond market was extremely volatile during the Period as investors struggled to reconcile the implications of Kazuo Ueda's appointment to govern the Bank of Japan on the country's ultra-accommodative monetary policy. All the Fund's fixed income exposures incurred losses during the Period and the Fund finished modestly net long.

Commodity exposures also detracted from Fund performance during the Period. The confluence of tightening credit conditions, rising systemic risks, and patchy economic data weighed on the complex, particularly in the Energy sector, where the Fund generated gains on short exposure. The Fund experienced marginal losses on long biased Precious Metals positioning which saw the tailwinds of US Dollar weakness and increasing demand for safe havens. Industrial Metals and Agriculture detracted with the former retracing as Chinese demand failed to meet expectations and the latter whipsawing in reaction to evolving weather developments and geoeconomics vis-à-vis Ukraine. The Fund finished the Period with marginal net long exposure to the asset class.

2

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2023 (unaudited)

Currencies detracted from performance during the Period. The Fund began the Period with across the board short currency (long US Dollar) positioning, but the US Dollar's upward momentum stalled abruptly as interest rate differentials across the Atlantic began to narrow, China's reopening propelled Asia-Pacific currencies higher, and expectations of policy recalibration at the Bank of Japan mounted. European currencies continued to strengthen throughout the Period on the back of persistently high European inflation. Other currencies lost direction as investors confronted a series of systemic shocks, China's post-reopening growth disappointed, and the Bank of Japan signaled reluctance to normalizing monetary policy. Over the Period, all the Fund's currency exposures detracted, and the Fund held slight short currency (long US Dollar) exposure at the end of April 2023.

The Fund's equity exposures detracted fractionally during the Period. During the closing months of 2022, the Fund's positioning in the asset class turned constructive as markets rallied into year-end on the back of China's reopening and seasonal flow dynamics. European markets remained relatively buoyant throughout the Period, supporting Fund performance. Both US and Asian markets lost their footing in the first quarter of 2023 and Fund positioning in those markets detracted from performance. The former reacted to the intensification of the banking crisis and the latter to moderating growth expectations. With first quarter corporate earnings beating analyst expectations, both on revenues and earnings, markets generally moved higher in April 2023 and the Fund held across the board long positioning at the end of the Period.

The Quantitative Investment Strategies Group

Yung-Shin Kung

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, arbitrage or fundamental risk, below investment grade securities risk, commodity exposure risks, correlation risk, counter party risk, credit risk, currency risk, derivatives risk, equity exposure risk, fixed income risk, foreign securities risk, forwards

3

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2023 (unaudited)

risk, futures contracts risk, interest rate risk, leveraging risk, manager/model risk, market risk, model and style risk, non-diversified options risk, portfolio turnover risk, repurchase agreement risk, short position risk, speculative exposure risk, subsidiary risk, swap agreements risk, tax risk and U.S. government securities risks. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments, and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated, or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2023; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2024. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (12.22)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value including Contingent Deferred Sales Charge ("CDSC") of 1.00%, was (8.42)%.

3  The Credit Suisse Managed Futures Liquid Index (the "Index") is a broadly diversified futures index currently composed of 14 futures contracts and 4 commodity indices which provide exposure to the asset classes. The Index uses a proprietary quantitative methodology to seek to identify price trends in each of the asset classes over a variety of time horizons. Components of the Index, which may change from time to time, are positioned either long or short based on the price trends within the asset classes determined using the Index's quantitative methodology. The Index does not have transaction costs and investors may not invest directly in the Index.

4

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2023 (unaudited)

Average Annual Returns as of April 30, 20231

	1 Year	5 Years	10 Years
Class I	(2.99)%	5.03%	3.86%
Class A Without Sales Charge	(3.21)%	4.77%	3.58%
Class A With Maximum Sales Charge	(8.27)%	3.65%	3.03%
Class C Without CDSC	(3.94)%	4.00%	2.84%
Class C With CDSC	(4.74)%	4.00%	2.84%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 1.33% for Class I shares, 1.58% for Class A shares and 2.33% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 1.30% for Class I shares, 1.55% for Class A shares and 2.30% for Class C shares.

1   Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit operating expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2024. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

5

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2023 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2023.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2023 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2023

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/22	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/23	$927.50	$926.40	$923.50
Expenses Paid per $1,000*	$6.21	$7.40	$10.97
Hypothetical 5% Fund Return
Beginning Account Value 11/01/22	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/23	$1,018.35	$1,017.11	$1,013.39
Expenses Paid per $1,000*	$6.51	$7.75	$11.48
	Class I	Class A	Class C
Annualized Expense Ratios*	1.30%	1.55%	2.30%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Portfolio Breakdown**

United States Treasury Obligations	61.66%
Short-Term Investment	38.34
Total	100.00%

**  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

7

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS (53.8%)
$19,600	United States Treasury Bills(1)	(AA+, Aaa)	03/21/24	4.591	$18,784,551
12,400	United States Treasury Bills(1)	(AA+, Aaa)	05/18/23	2.981	12,374,616
17,000	United States Treasury Bills(1)	(AA+, Aaa)	06/15/23	3.606	16,899,169
10,000	United States Treasury Bills(1)	(AA+, Aaa)	07/13/23	3.373	9,901,349
11,000	United States Treasury Bills(1)	(AA+, Aaa)	08/10/23	3.789	10,848,981
17,400	United States Treasury Bills(1)	(AA+, Aaa)	09/07/23	4.140	17,098,460
9,400	United States Treasury Bills(1)	(AA+, Aaa)	10/05/23	4.405	9,202,504
9,400	United States Treasury Bills(1)	(AA+, Aaa)	11/30/23	4.401	9,154,230
19,000	United States Treasury Bills(1)	(AA+, Aaa)	12/28/23	4.349	18,445,750
9,400	United States Treasury Bills(1)	(AA+, Aaa)	01/25/24	4.652	9,085,944
9,400	United States Treasury Bills(1)	(AA+, Aaa)	02/22/24	4.165	9,049,345
9,400	United States Treasury Bills(1)	(AA+, Aaa)	11/02/23	4.435	9,170,549
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $150,207,554)					150,015,448
Shares
SHORT-TERM INVESTMENTS (33.5%)
93,277,142	State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.74% (Cost $93,277,142)				93,277,142
TOTAL INVESTMENTS AT VALUE (87.3%) (Cost $243,484,696)					243,292,590
OTHER ASSETS IN EXCESS OF LIABILITIES (12.7%)					35,291,433
NET ASSETS (100.0%)					$278,584,023

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Securities are zero coupon. Rate presented is cost yield as of April 30, 2023.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
EUR Currency Futures	USD	Jun 2023	351	$48,475,294	$841,387
GBP Currency Futures	USD	Jun 2023	488	38,365,950	694,035
					$1,535,422
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Jun 2023	640	30,523,396	$1,247,383
FTSE 100 Index Futures	GBP	Jun 2023	379	37,454,217	1,072,142
Hang Seng Index Futures	HKD	May 2023	7	882,814	(5,124)
Nikkei 225 Index Futures OSE	JPY	Jun 2023	146	30,955,238	1,587,407
S&P 500 E Mini Index Futures	USD	Jun 2023	109	22,827,325	278,385
					$4,180,193

See Accompanying Notes to Consolidated Financial Statements.
8

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2023 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Jun 2023	92	$100,401,718	$220,479
10YR U.S. Treasury Note Futures	USD	Jun 2023	49	5,644,953	(102)
					$220,377
Contracts to Sell
Foreign Exchange Contracts
AUD Currency Futures	USD	Jun 2023	(532)	(35,263,620)	$299,764
CAD Currency Futures	USD	Jun 2023	(753)	(55,680,585)	(294,158)
JPY Currency Futures	USD	Jun 2023	(143)	(13,217,669)	214,048
					$219,654
Interest Rate Contracts
EURO Bund Futures	EUR	Jun 2023	(208)	(31,128,917)	$(295,631)
Long Gilt Futures	GBP	Jun 2023	(241)	(30,733,552)	(296,574)
					$(592,205)
					$5,563,441

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$9,026,516	07/24/23	Goldman Sachs	(0.04)%	Bloomberg Energy Index	At Maturity	$—	$288,193
USD	32,445,335	07/24/23	Goldman Sachs	(0.04)%	Bloomberg Agriculture Index	At Maturity	—	0
							$—	$288,193
See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2023 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$21,196,416	07/24/23	Goldman Sachs	(0.03)%	Bloomberg Industrial Metals Index	At Maturity	$—	$(58,755)
USD	29,266,583	07/24/23	Goldman Sachs	Bloomberg Precious Metals Index	0.07%	At Maturity	—	(88,198)
							$—	$(146,953)
							$—	$141,240

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2023 (unaudited)

Assets
Investments at value (Cost $243,484,696) (Note 2)	$243,292,590
Cash segregated at brokers for futures contracts and swap contracts (Note 2)	34,553,630
Variation margin receivable on futures contracts (Note 2)	966,742
Interest receivable	335,222
Unrealized appreciation on open swap contracts (Note 2)	288,193
Receivable for Fund shares sold	253,168
Prepaid expenses	39,425
Total assets	279,728,970
Liabilities
Investment advisory fee payable (Note 3)	203,104
Administrative services fee payable (Note 3)	18,906
Shareholder servicing/Distribution fee payable (Note 3)	3,663
Net payable for open swap contracts	434,700
Unrealized depreciation on open swap contracts (Note 2)	146,953
Payable for Fund shares redeemed	36,089
Trustees' fee payable	16,753
Due to custodian	212
Accrued expenses	284,567
Total liabilities	1,144,947
Net Assets
Capital stock, $.001 par value (Note 6)	29,047
Paid-in capital (Note 6)	309,194,756
Total distributable earnings (loss)	(30,639,780)
Net assets	$278,584,023
I Shares
Net assets	$262,973,787
Shares outstanding	27,386,555
Net asset value, offering price and redemption price per share	$9.60
A Shares
Net assets	$14,946,252
Shares outstanding	1,584,690
Net asset value and redemption price per share	$9.43
Maximum offering price per share (net asset value/(1-5.25%))	$9.95
C Shares
Net assets	$663,984
Shares outstanding	75,279
Net asset value and offering price per share	$8.82

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2023 (unaudited)

Investment Income
Interest	$6,762,581
Total investment income	6,762,581
Expenses
Investment advisory fees (Note 3)	1,937,237
Administrative services fees (Note 3)	32,709
Shareholder servicing/Distribution fees (Note 3)
Class A	25,738
Class C	3,389
Transfer agent fees	299,464
Printing fees	45,013
Trustees' fees	37,551
Custodian fees	35,280
Registration fees	34,981
Audit and tax fees	26,513
Legal fees	15,874
Insurance expense	8,699
Commitment fees (Note 4)	3,553
Miscellaneous expense	6,135
Total expenses	2,512,136
Less: fees waived and expenses reimbursed (Note 3)	(61,462)
Net expenses	2,450,674
Net investment income	4,311,907
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts and Foreign Currency Related Items
Net realized loss from investments	(930,135)
Net realized loss from futures contracts	(15,153,374)
Net realized loss from swap contracts	(9,146,681)
Net change in unrealized appreciation (depreciation) from investments	1,496,844
Net change in unrealized appreciation (depreciation) from futures contracts	(7,863,219)
Net change in unrealized appreciation (depreciation) from swap contracts	(393,404)
Net change in unrealized appreciation (depreciation) from foreign currency translations	99,275
Net realized and unrealized loss from investments, futures contracts, swap contracts and foreign currency related items	(31,890,694)
Net decrease in net assets resulting from operations	$(27,578,787)

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Managed Futures Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
From Operations
Net investment income (loss)	$4,311,907	$(2,327,310)
Net realized gain (loss) from investments, futures contracts, swap contracts and foreign currency transactions	(25,230,190)	98,818,937
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts and foreign currency translations	(6,660,504)	(11,391,719)
Net increase (decrease) in net assets resulting from operations	(27,578,787)	85,099,908
From Distributions
From distributable earnings
Class I	(65,142,642)	(30,898,287)
Class A	(3,766,377)	(1,197,838)
Class C	(109,416)	(59,319)
Net decrease in net assets resulting from distributions	(69,018,435)	(32,155,444)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	79,553,492	125,562,935
Reinvestment of distributions	66,170,622	30,992,733
Net asset value of shares redeemed	(233,516,934)	(145,320,694)
Net increase (decrease) in net assets from capital share transactions	(87,792,820)	11,234,974
Net increase (decrease) in net assets	(184,390,042)	64,179,438
Net Assets
Beginning of period	462,974,065	398,794,627
End of period	$278,584,023	$462,974,065

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2023	For the Year Ended October 31,
	(unaudited)	2022	2021	2020	2019	2018
Per share data
Net asset value, beginning of period	$12.31	$11.05	$9.26	$9.94	$9.79	$10.49
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.12	(0.06)	(0.13)	(0.03)	0.04	(0.02)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency transactions (both realized and unrealized)	(0.96)	2.18	1.92	(0.48)	0.11	(0.68)
Total from investment operations	(0.84)	2.12	1.79	(0.51)	0.15	(0.70)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.45)	(0.86)	—	(0.17)	—	—
Distributions from net realized gains	(1.42)	—	—	—	—	—
Total dividends and distributions	(1.87)	(0.86)	—	(0.17)	—	—
Net asset value, end of period	$9.60	$12.31	$11.05	$9.26	$9.94	$9.79
Total return[2]	(7.25)%	21.09%	19.33%	(5.22)%	1.53%	(6.67)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$262,974	$434,818	$382,293	$282,365	$318,590	$227,703
Ratio of net expenses to average net assets	1.30%[3]	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	2.33%[3]	(0.52)%	(1.28)%	(0.34)%	0.42%	(0.15)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.03%[3]	—%	0.02%	0.05%	0.02%	0.03%
Portfolio turnover rate[4]	—%	—%	—%	—%	—%	—%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price and reinvestment of all distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2023	For the Year Ended October 31,
	(unaudited)	2022	2021	2020	2019	2018
Per share data
Net asset value, beginning of period	$12.11	$10.88	$9.14	$9.82	$9.69	$10.41
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.11	(0.08)	(0.16)	(0.05)	0.01	(0.05)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency transactions (both realized and unrealized)	(0.95)	2.14	1.90	(0.49)	0.12	(0.67)
Total from investment operations	(0.84)	2.06	1.74	(0.54)	0.13	(0.72)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.42)	(0.83)	—	(0.14)	—	—
Distributions from net realized gains	(1.42)	—	—	—	—	—
Total dividends and distributions	(1.84)	(0.83)	—	(0.14)	—	—
Net asset value, end of period	$9.43	$12.11	$10.88	$9.14	$9.82	$9.69
Total return[2]	(7.36)%	20.83%	19.04%	(5.53)%	1.34%	(6.92)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$14,946	$27,406	$15,682	$12,506	$24,234	$50,474
Ratio of net expenses to average net assets	1.55%[3]	1.55%	1.55%	1.55%	1.55%	1.55%
Ratio of net investment income (loss) to average net assets	2.08%[3]	(0.68)%	(1.53)%	(0.51)%	0.14%	(0.50)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.03%[3]	—%	0.02%	0.05%	0.02%	0.03%
Portfolio turnover rate[4]	—%	—%	—%	—%	—%	—%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2023	For the Year Ended October 31,
	(unaudited)	2022	2021	2020	2019	2018
Per share data
Net asset value, beginning of period	$11.39	$10.28	$8.70	$9.35[1]	$9.29	$10.06
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.06	(0.16)	(0.22)	(0.14)	(0.06)	(0.12)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency transactions (both realized and unrealized)	(0.88)	2.02	1.80	(0.44)	0.12	(0.65)
Total from investment operations	(0.82)	1.86	1.58	(0.58)	0.06	(0.77)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.33)	(0.75)	—	(0.07)	—	—
Distributions from net realized gains	(1.42)	—	—	—	—	—
Total dividends and distributions	(1.75)	(0.75)	—	(0.07)	—	—
Net asset value, end of period	$8.82	$11.39	$10.28	$8.70	$9.35[1]	$9.29
Total return[3]	(7.65)%	19.83%	18.16%	(6.24)%	0.65%	(7.65)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$664	$750	$820	$880	$324	$1,658
Ratio of net expenses to average net assets	2.30%[4]	2.30%	2.30%	2.30%	2.30%	2.30%
Ratio of net investment income (loss) to average net assets	1.37%[4]	(1.52)%	(2.28)%	(1.56)%	(0.64)%	(1.22)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.03%[4]	—%	0.02%	0.05%	0.02%	0.04%
Portfolio turnover rate[5]	—%	—%	—%	—%	—%	—%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2023 (unaudited)

Note 1. Organization

Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve investment results that correspond generally to the risk and return patterns of managed futures funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission and as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund seeks to achieve its investment objective by investing directly and/or indirectly through the Credit Suisse Cayman Managed Futures Strategy Fund, Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, in a combination of securities and derivative instruments. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures, as well as other types of futures, swaps and options. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2023, the Fund held $46,114,953 in the Subsidiary, representing 16.6% of the Fund's consolidated net assets. For the six months ended April 30, 2023, the net realized loss on securities and other financial instruments held in the Subsidiary was $9,240,928.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary, unless the context otherwise requires.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

17

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter

18

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board's valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser's procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

19

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Treasury Obligations	$—	$150,015,448	$—	$150,015,448
Short-term Investments	93,277,142	—	—	93,277,142
	$93,277,142	$150,015,448	$—	$243,292,590
Other Financial Instruments*
Futures Contracts	$6,455,030	$—	$—	$6,455,030
Swap Contracts	—	288,193	—	288,193
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$891,589	$—	$—	$891,589
Swap Contracts	—	146,953	—	146,953

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

For the six months ended April 30, 2023, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund has adopted a derivatives risk management program pursuant to new Rule 18f-4 under the 1940 Act in order to assess and manage the Fund's derivatives risk, taking into account the Fund's derivatives transactions and how these transactions interact with the Fund's other investments. Because the Fund engages in derivatives transactions beyond a certain amount in order to pursue its investment objectives and policies, the Fund is required to comply with value at risk ("VaR") based limits on its leverage risk. The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2023, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at April 30, 2023

20

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

and the effect of these derivatives on the Consolidated Statement of Operations for the six months ended April 30, 2023.

Primary Underlying Risk	Derivative Assets(1)	Derivative Liabilities(1)	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Futures contracts(2)	$2,049,234	$294,158	$(5,520,271)	$(3,888,499)
Index Contracts
Futures contracts(2)	4,185,317	5,124	(4,215,016)	3,846,694
Swap contracts	288,193	146,953	(9,146,681)	(393,404)
Interest rate
Futures contracts(2)	220,479	592,307	(5,418,087)	(7,821,414)
Total	$6,743,223	$1,038,542	$(24,300,055)	$(8,256,623)

(1)  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

(2)  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

The notional amount of futures contracts and swap contracts open at April 30, 2023 is reflected in the Consolidated Schedule of Investments. For the six months ended April 30, 2023, the Fund held average monthly notional values of $210,843,180, $322,101,925 and $68,587,847 in long futures contracts, short futures contracts and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Goldman Sachs	$288,193	$(146,953)	$—	$—	$141,240
	$288,193	$(146,953)	$—	$—	$141,240

21

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2023:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Goldman Sachs	$146,953	$(146,953)	$—	$—	$—
	$146,953	$(146,953)	$—	$—	$—

(a)  Swap contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

22

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity

23

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2023, the amount of restricted cash held at brokers related to open futures contracts was $31,048,359.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS — The Fund may enter into swap contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure

24

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2023, the amount of restricted cash held at brokers related to open swap contracts was $3,505,271.

I) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be

25

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At April 30, 2023 and during the six months ended April 30, 2023, there were no securities out on loan.

J) OTHER — In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annualized rate of 1.04% of the Fund's average daily net assets. For the six months ended April 30, 2023, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $1,937,237 and $61,462, respectively. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares, and 2.30% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit

26

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2024. For the six months ended April 30, 2023, Credit Suisse recouped $5,573 ($5,248 in Class I, $316 in Class A, and $9 in Class C) of previously waived fees and expense reimbursements. For the six months ended April 30, 2023, the fees waived/expenses reimbursed by Credit Suisse were $67,035. The net waived/expenses reimbursed amount for the six months ended April 30, 2023 was $61,462.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2023 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2023	Expires October 31, 2024	Expires October 31, 2025	Expires October 31, 2026
Class I	$229,939	$76,999	$66,980	$22,762	$63,198
Class A	13,305	5,400	2,749	1,439	3,717
Class C	414	80	167	47	120
Totals	$243,658	$82,479	$69,896	$24,248	$67,035

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2023, the Fund paid Rule 12b-1 distribution fees of $25,738 for Class A shares and $3,389 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the six months ended April 30, 2023, CSSU and its affiliates advised the Fund that they retained $540 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

27

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At April 30, 2023 and during the six months ended April 30, 2023, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2023, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$0	$0	$0	$0

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2023 (unaudited)		For the Year Ended October 31, 2022
	Shares	Value	Shares	Value
Shares sold	7,463,547	$74,797,144	9,603,893	$105,688,915
Shares issued in reinvestment of distributions	6,324,027	62,418,151	3,008,390	29,783,058
Shares redeemed	(21,714,610)	(218,157,891)	(11,898,154)	(133,229,624)
Net increase (decrease)	(7,927,036)	$(80,942,596)	714,129	$2,242,349

28

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 6. Capital Share Transactions (continued)

	Class A
	For the Six Months Ended April 30, 2023 (unaudited)		For the Year Ended October 31, 2022
	Shares	Value	Shares	Value
Shares sold	451,107	$4,689,852	1,695,765	$19,382,820
Shares issued in reinvestment of distributions	375,660	3,643,900	118,022	1,150,720
Shares redeemed	(1,505,354)	(15,263,648)	(992,002)	(11,385,014)
Net increase (decrease)	(678,587)	$(6,929,896)	821,785	$9,148,526
	Class C
	For the Six Months Ended April 30, 2023 (unaudited)		For the Year Ended October 31, 2022
	Shares	Value	Shares	Value
Shares sold	7,301	$66,496	43,463	$491,200
Shares issued in reinvestment of distributions	11,944	108,571	6,380	58,955
Shares redeemed	(9,745)	(95,395)	(63,832)	(706,056)
Net increase (decrease)	9,500	$79,672	(13,989)	$(155,901)

On April 30, 2023, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	5	87%
Class A	1	77%
Class C	1	98%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

29

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 8. Subsequent Events

In preparing the financial statements as of April 30, 2023, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report.

On June 12, 2023 (the "Closing Date"), Credit Suisse Group AG ("CS Group") merged with and into UBS Group AG, a global financial services company ("UBS Group"), with UBS Group remaining as the surviving company (the "Transaction"), pursuant to a definitive merger agreement signed on March 19, 2023. CS Group was the ultimate parent company of Credit Suisse Asset Management, LLC ("Credit Suisse"), the Fund's investment manager, and Credit Suisse Securities (USA) LLC ("CSSU"), the Fund's distributor. As a result of the Transaction, each of Credit Suisse and CSSU is now an indirect wholly-owned subsidiary of UBS Group.

In addition, on June 7, 2023, Credit Suisse, CSSU and certain of their affiliates filed an application (the "Application") for a waiver from disqualification under Section 9(a) of the 1940 Act from serving as investment adviser and principal underwriter, as applicable, to registered investment companies, including the Fund, in connection with a consent order and final judgment (the "Consent Judgment") filed in New Jersey Superior Court on October 24, 2022. The Consent Judgment was entered against certain of Credit Suisse's affiliates, including CSSU, but did not involve the Fund or the services that Credit Suisse, CSSU and their affiliates provided to the Fund. Because Credit Suisse is an affiliate of the entities subject to the Consent Judgment, it could also be subject to disqualification under Section 9(a), despite not being involved in the conduct underlying the Consent Judgment. As requested in the Application, the SEC granted a temporary waiver from Section 9(a) to Credit Suisse, CSSU and their affiliates, as well as to UBS Group and its affiliates ("UBS"), on June 7, 2023. The temporary waiver became effective on the Closing Date. Credit Suisse, CSSU and certain of their affiliates also applied for (i) a time-limited exemption from Section 9(a) (the "Time-Limited Exemption"), which, if granted, would enable Credit Suisse and CSSU to provide investment advisory and distribution services, as applicable, to the Fund until the 12-month anniversary of the Closing Date (by which point it is currently anticipated that such services will be transferred to one or more UBS asset management affiliates), and (ii) a permanent exemption from Section 9(a) for UBS.

30

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 8. Subsequent Events (continued)

No immediate changes to the Fund's investment strategies or portfolio managers in connection with the Transaction or the Time-Limited Exemption are anticipated at this time. It is expected that the investment advisory and distribution services that Credit Suisse and CSSU, as applicable, provide to the Fund will be transitioned (through merger of entities or transfer of services) to one or more UBS asset management affiliates within one year of the Closing Date, subject to any approvals deemed necessary. However, such changes have not yet been finalized.

31

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited)

In approving the renewal of the amended and restated investment management agreement (the "Investment Management Agreement") for the Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a special Zoom meeting held on November 9, 2022 where the Board discussed information and materials previously provided to them in connection with the renewal of the Investment Management Agreement, and at an in-person meeting held on November 14 and 15, 2022, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 1.04% of the Fund's average daily net assets (the "Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), the Fund's investment manager. The Board also considered that Credit Suisse has entered into a contractual expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.55%, 2.30% and 1.30% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2024.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, the Fund's Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board noted that the Fund's Contractual Management Fee and Net Management Fee were within the middle range of its peers, and its overall expenses were in line with or lower than the range of its peers, as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the

32

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Investment Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse which, in addition to portfolio management and investment management services set forth in the Investment Management Agreement, included credit analysis and research, supervising the day-to-day operations of the Fund's non-advisory functions which include accounting, administration, custody, transfer agent and other applicable third party service providers, overseeing and facilitating audits, overseeing the Fund's credit facility and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered Credit Suisse's compliance program with respect to the Fund. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the services provided to the Fund are more extensive than the services provided in connection with other types of accounts, such as separate accounts, offered by Credit Suisse and the services are also more extensive from those offered and provided to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

Fund Performance

The Board received and considered performance results of the Fund over the previous year as well as over longer time periods, along with comparisons both

33

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund provided in the Broadridge materials. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board noted that the Fund outperformed its Performance Universe for the one-year period reported, and had varying performance compared to its Performance Universe over various longer investment periods reported. The Board also considered the investment performance of the Fund relative to its stated objectives.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Investment Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected, in the context of Credit Suisse's profitability, Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that, if the Fund's asset levels grow, economies of scale potentially could be realized and also noted the expense limitations currently in place between the Fund and Credit Suisse. The Board received information regarding Credit Suisse's profitability in connection with providing investment management services to the Fund, including Credit Suisse's costs in providing the services.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include,

34

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

among others, benefits potentially derived from an increase in Credit Suisse's businesses and its reputation as a result of its relationship with the Fund (such as the ability to market its advisory services to other clients and investors including separate account or third party sub-advised mandates or other financial products offered by Credit Suisse and its affiliates), as well as the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards Credit Suisse applied in seeking best execution and Credit Suisse's policies and practices regarding soft dollars and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Investment Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Investment Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees (by agreeing to an expense limitation), Credit Suisse's net profitability based on fees payable under the Investment

35

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

36

Credit Suisse Managed Futures Strategy Fund
Liquidity Risk Management Program (unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the "Liquidity Program") in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program seeks to assess and manage the Fund's liquidity risk, i.e., the risk that the Fund is unable to satisfy redemption requests without significantly diluting remaining investors' interests in the Fund. The Board of Trustees of the Trust has designated Credit Suisse Asset Management, LLC, the Fund's investment adviser, to administer the Liquidity Program (the "Program Administrator"). Certain aspects of the Liquidity Program rely on third parties to perform certain functions, including the provision of market data and application of models.

Under the Liquidity Program, the Program Administrator assesses, manages and periodically reviews each Fund's liquidity risk and classifies each investment held by each Fund as a "highly liquid investment," "moderately liquid investment," "less liquid investment" or "illiquid investment." The liquidity of the Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program.

During the six months ended April 30, 2023, the Trust's Board of Trustees received reports from the Program Administrator that included information to address the operations of the Liquidity Program and assess its adequacy and effectiveness of implementation during the period covered by the reports. The reports indicated that the Liquidity Program is reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the reporting period.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to illiquidity risk and other risks to which it may be subject.

37

Credit Suisse Managed Futures Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

38

Credit Suisse Managed Futures Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 16, 2023.

39

Credit Suisse Managed Futures Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

40

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MFS-SAR-0423

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2023
  (unaudited)

◼  CREDIT SUISSE
MULTIALTERNATIVE STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2023 (unaudited)

April 30, 2023

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Multialternative Strategy Fund (the "Fund") for the six-month period ended April 30, 2023.

Performance Summary
11/01/2022 – 04/30/2023

Fund & Index	Performance
Class I1	-2.48%
Class A1,2	-2.66%
ICE BofA US 3-Month Treasury Bill Index[3]	2.09%

Performance shown for the Fund's Class A shares does not reflect sales charges, which are a maximum of 5.25%.2

Market Review: Speaking loudly and carrying a small stick

Over the six-month period ended April 30, 2023 (the "Period"), markets absorbed the incongruity of a direct US foreign policy campaign against the emergent Sino-Russian bloc and the broadening fragility of financial markets confronting the fastest monetary policy hiking cycle since the 1980s. Investors, flush with cash from defensive repositioning earlier in 2022 and heartened by China's post-pandemic reopening, took the occasion of quarter- and year-end windows to redeploy capital back into traditional asset classes such as stocks and bonds. The ICE BofA US 3-Month Treasury Bill Index (the "Index") returned +2.09% for the Period.

In the closing months of 2022, markets stood at a crossroads. Indications of continued labor market strength focused attention on upside inflation risks, even as flagging economic data pointed to a potential monetary policy pivot which central bankers refused to publicly entertain as China's reopening loomed large. Interest rate markets vacillated, and commodity sectors exhibited increasing decorrelation. The US Dollar weakened against major peers. Equity markets strengthened as the prospect of China's economy regaining steam coincided with moderating inflation fears and supportive technical dynamics around year-end, even as the bankruptcy filing of troubled crypto exchange FTX momentarily weighed on sentiment.

Early in the new year, markets focused on the balance between slowing growth in the US and Europe and resurgent post-reopening activity in China. Later, a widening banking crisis, with clear linkages to the US Treasury market,

1

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2023 (unaudited)

consumed market attention and investors contemplated implications for near-term growth and monetary policy. Yet, with economic data offering insufficient evidence of disinflation, policymakers felt little choice but to continue down the path of hiking interest rates. The Period culminated with the collapse of First Republic Bank, the second largest US bank failure in history. Fixed income markets remained rangebound and choppy as investors reacted to shifting economic data and leadership changes at the Bank of Japan. Economically sensitive commodities softened as safe havens appreciated. The US Dollar weakened against European peers but lacked trading direction against other major currencies. Equity markets exhibited resilience in the face of a spate of headwinds, as seasonal flows and better than expected corporate earnings supported a bumpy but broadscale uptrend.

Strategic Review and Outlook: Markets in transition

The Fund is designed to serve as a core portfolio diversifier. Our process-driven approach blends quantitative techniques with disciplined oversight and seeks to deliver attractive long-term performance. The Fund seeks to achieve its investment objective by utilizing an investment process that allocates across a range of investment strategies including those that are Fundamental (Carry and Valuation) and Tactical (Flow, Intermediation, and Positioning) in nature. The program trades all major asset groups on a global basis, including corporate, real asset, and sovereign.

For the Period, the Fund underperformed the Index.

The Fund's models saw the market in a primarily Transitory regime throughout the Period. The Fund sought to evolve its strategy exposures accordingly, emphasizing breadth and balance in seeking returns with a low correlation to traditional portfolios.

Carry produced positive attribution during the Period with Real Asset exposures, especially strategies taking advantage of the term structure of commodities futures curves, supporting gains. Increased speculative interest in gold offered a favorable backdrop for monetizing implied volatility in that market. Carry in Gold Volatility was the largest contributor to category performance, while Carry in Equity Volatility was the largest detractor.

Valuation delivered modest positive attribution. Against a backdrop of a smoldering banking crisis, evidence of credit tightening, and shifting economic data, the pricing of many assets evolved over the course of the Period, resulting in meaningful dispersion across Valuation strategies. The category's largest contributor, Quality in Equities (Cross-Sectional), benefitted from increasing preference for equity investments with more defensive characteristics. However,

2

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2023 (unaudited)

Buyback Activity in Equities, the category's largest detractor, struggled as investors fled sectors such as Basic Materials and Financials which were recent beneficiaries of relatively high levels of corporate share repurchase activity.

The Fund incurred losses across Flow strategies. The mushrooming US banking crisis, with its linkages to the US Treasury market, instigated a repricing of US interest rates, which had meaningful knock-on implications to other asset classes. Flow strategies, which seek to exploit lead-lag effects, struggled. Momentum in Structural Equity Themes detracted most as intensifying belt tightening weighed on companies at the forefront of longer-term socioeconomic transformation, and Cross-Asset Sentiment was the second largest detractor.

Intermediation contributed to Fund performance. With commodity markets focused on the evolution of global growth in the aftermath of China's reopening and supply elasticity across key sectors, strategies seeking to profit from temporal gaps in supply and demand generally profited over the course of the Period. The category's largest contributor, Seasonality in Commodities, profited as typical seasonal performance patterns within Agriculture and between Agriculture, Energy, and Livestock demonstrated persistence. Congestion in Commodities produced the second largest performance contribution within the category.

Positioning strategies generated a disproportionate share of the Fund's losses during the Period. While many markets experienced frequent reversals, others, particularly in the Real Asset group, saw protracted moves in the face of flagging growth. The category's largest contributor, Positioning in Rates Volatility, benefitted from the Period's tumult as a flurry of bank failures and a series of extraordinary response measures rocked investor sentiment and buffeted interest rate markets. However, the category's largest detractor, Speculative Crowding in Commodities, suffered heavy losses as fundamentally oriented speculators stuck to their guns despite the backdrop of fluctuating risk appetite and large price moves.

We believe that many of the core issues burdening investors during the Period are unlikely to remain known unknowns. Rather, markets may move more decisively over the next six-month period. We believe these conditions underscore the value of the Multialternative Strategy's dynamic approach.

The Quantitative Investment Strategies Group

Yung-Shin Kung

3

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2023 (unaudited)

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, arbitrage or fundamental risk, below investment grade securities risk, commodity exposure risks, converible securities risk, correlation risk, counterparty risk, credit risk, derivatives risk, equity exposure risk, fixed income risk, foreign securities risk, forwards risk, futures contracts risk, hedged exposure risk, interest rate risk, leveraging risk, manager/model risk, market risk, non-diversified status, options risk, portfolio turnover risk, risks of investing in other funds, short position risk, small- and mid- cap stock risk, speculative exposure risk, subsidiary risk, swap agreements risk and tax risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments, and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated, or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2023; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract limiting operating expenses to 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares at least through February 28, 2024. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (7.78)%.

3   The ICE BofA US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The index does not have transaction costs and investors may not invest directly in the index.

4

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2023 (unaudited)

Average Annual Returns as of April 30, 20231

	1 Year	5 Years	10 Years
Class I	3.05%	3.58%	2.92%
Class A Without Sales Charge	2.72%	3.31%	2.65%
Class A With Maximum Sales Charge	(2.66)%	2.21%	2.09%

Returns represent past performance and include change in share price and reinvestment of dividends, capital gains, and return of capital distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 1.19% for Class I shares and 1.44% for Class A shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 0.85% for Class I shares and 1.10% for Class A.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract limiting operating expenses to 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares at least through February 28, 2024. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

5

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2023 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2023.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2023 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2023

Actual Fund Return	Class I	Class A
Beginning Account Value 11/01/22	$1,000.00	$1,000.00
Ending Account Value 04/30/23	$975.20	$974.50
Expenses Paid per $1,000*	$4.16	$5.39
Hypothetical 5% Fund Return
Beginning Account Value 11/01/22	$1,000.00	$1,000.00
Ending Account Value 04/30/23	$1,020.58	$1,019.34
Expenses Paid per $1,000*	$4.26	$5.51
	Class I	Class A
Annualized Expense Ratios*	0.85%	1.10%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

7

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2023 (unaudited)

Investment Type Breakdown**

Common Stocks	16.87%
Exchange-Traded Funds	9.76
Convertible Bonds	0.07
United States Treasury Obligations	53.24
Short-Term Investments	20.06
Total	100.00%

**  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

8

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments
April 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (13.2%)
CANADA (1.1%)
Capital Markets (0.1%)
Onex Corp.	3,810	$175,261
Chemicals (0.0%)
Nutrien Ltd.	2,433	168,604
Distributor (0.4%)
Uni-Select, Inc.(1)	41,383	1,420,013
Financial Services (0.1%)
Home Capital Group, Inc.	15,038	482,861
Ground Transportation (0.0%)
TFI International, Inc.	1,556	167,520
IT Services (0.1%)
Shopify, Inc., Class A(1)	3,736	180,809
Media (0.1%)
Quebecor, Inc., Class B	6,998	180,432
Oil, Gas & Consumable Fuels (0.2%)
ARC Resources Ltd.	15,147	187,956
Canadian Natural Resources Ltd.	3,011	183,284
Imperial Oil Ltd.	3,292	167,622
Suncor Energy, Inc.	5,492	171,769
		710,631
Paper & Forest Products (0.1%)
West Fraser Timber Co. Ltd.	2,525	182,445
Textiles, Apparel & Luxury Goods (0.0%)
Gildan Activewear, Inc.	5,274	171,561
		3,840,137
CAYMAN ISLANDS (0.4%)
Chemicals (0.4%)
Diversey Holdings Ltd.(1)	176,472	1,434,717
DENMARK (0.2%)
Air Freight & Logistics (0.0%)
DSV AS	911	171,788
Healthcare Equipment & Supplies (0.1%)
Demant AS(1)	5,034	216,159
Marine Transportation (0.1%)
AP Moller - Maersk AS, Class B	97	175,675
Textiles, Apparel & Luxury Goods (0.0%)
Pandora AS	1,845	171,110
		734,732

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
FINLAND (0.1%)
Banks (0.0%)
Nordea Bank Abp	16,516	$183,441
Insurance (0.1%)
Sampo Oyj, A Shares	3,732	189,629
		373,070
GERMANY (0.0%)
Textiles, Apparel & Luxury Goods (0.0%)
adidas AG	998	176,089
IRELAND (0.6%)
Biotechnology (0.6%)
Horizon Therapeutics PLC(1)	18,017	2,002,770
ITALY (0.1%)
Banks (0.1%)
UniCredit SpA	9,321	185,052
NETHERLANDS (0.2%)
Banks (0.0%)
ABN AMRO Bank NV(2)	11,100	178,242
Chemicals (0.1%)
Akzo Nobel NV	2,255	187,427
Consumer Staples Distribution & Retail (0.0%)
Koninklijke Ahold Delhaize NV	5,154	177,556
Insurance (0.1%)
NN Group NV	4,850	181,203
		724,428
SPAIN (0.1%)
Banks (0.0%)
Banco Bilbao Vizcaya Argentaria SA(3)	25,412	186,396
Construction & Engineering (0.1%)
ACS Actividades de Construccion y Servicios SA	5,499	189,429
Oil, Gas & Consumable Fuels (0.0%)
Repsol SA	11,625	171,093
		546,918
SWEDEN (0.1%)
Household Durables (0.1%)
Electrolux AB	14,512	218,868
SWITZERLAND (0.1%)
Capital Markets (0.1%)
Julius Baer Group Ltd.	2,632	189,404
UBS Group AG(1)	8,605	175,882
		365,286

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
SWITZERLAND
Electrical Equipment (0.0%)
ABB Ltd.	5,216	$188,963
		554,249
UNITED KINGDOM (1.1%)
Aerospace & Defense (0.1%)
Melrose Industries PLC	40,717	209,762
Banks (0.1%)
Barclays PLC	97,553	196,535
Lloyds Banking Group PLC	298,337	181,268
Standard Chartered PLC	23,157	183,498
		561,301
Capital Markets (0.1%)
Abrdn PLC	69,893	187,317
Diversified Consumer Services (0.1%)
Pearson PLC	16,844	187,425
Diversified Financials (0.1%)
M&G PLC	71,834	185,680
Food & Drug Retailing (0.1%)
Tesco PLC	53,531	189,279
Healthcare Technology (0.1%)
EMIS Group PLC	20,605	422,662
Hotels, Restaurants & Leisure (0.0%)
InterContinental Hotels Group PLC	2,678	184,152
Household Durables (0.1%)
The Berkeley Group Holdings PLC	3,389	189,679
Industrial Conglomerates (0.0%)
Smiths Group PLC	8,286	175,225
Media (0.1%)
Informa PLC	20,536	186,717
WPP PLC	14,837	172,937
		359,654
Oil, Gas & Consumable Fuels (0.1%)
BP PLC	27,845	186,834
Shell PLC	6,161	189,339
		376,173
Specialty Retail (0.0%)
Kingfisher PLC	54,453	176,508
Textiles, Apparel & Luxury Goods (0.0%)
Burberry Group PLC	5,500	179,552

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
UNITED KINGDOM
Wireless Telecommunication Services (0.1%)
Vodafone Group PLC	159,274	$191,331
		3,775,700
UNITED STATES (9.1%)
Aerospace & Defense (1.1%)
Aerojet Rocketdyne Holdings, Inc.(1)	42,828	2,415,927
Maxar Technologies, Inc.	27,796	1,465,405
		3,881,332
Biotechnology (0.8%)
Prometheus Biosciences, Inc.(1)	9,638	1,869,290
Seagen, Inc.(1)	5,270	1,054,000
		2,923,290
Capital Markets (0.7%)
Focus Financial Partners, Inc.(1)	46,148	2,396,927
Diversified Telecommunication Services (0.4%)
Radius Global Infrastructure, Inc.(1)	98,060	1,440,501
Electronic Equipment, Instruments & Components (0.7%)
National Instruments Corp.	43,534	2,534,985
Food - Wholesale (0.0%)
Fresh Market, Inc.(1),(4),(5)	3,984	—
Healthcare Equipment & Supplies (0.4%)
Heska Corp.(1)	12,689	1,486,643
Healthcare Providers & Services (0.4%)
Oak Street Health, Inc.(1)	32,541	1,268,123
Household Durables (0.3%)
iRobot Corp.(1)	24,433	960,950
Insurance (0.1%)
Argo Group International Holdings Ltd.(1)	16,331	480,295
Mortgage Real Estate Investment Trusts (0.1%)
Broadmark Realty Capital, Inc.	97,079	476,658
Software (2.6%)
Cvent Holding Corp.(1)	287,522	2,418,060
ForgeRock, Inc., Class A(1)	63,741	1,276,732
Momentive Global, Inc.(1)	155,374	1,458,962
Qualtrics International, Inc.(1)	134,916	2,419,044
Sumo Logic, Inc.(1)	121,040	1,452,480
		9,025,278
Specialized REITs (0.7%)
Life Storage, Inc.	18,007	2,419,781

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2023 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES
Specialty Retail (0.1%)
TravelCenters of America, Inc.(1)	5,682	$489,391
Trading Companies & Distributors (0.7%)
Univar Solutions, Inc.(1)	69,244	2,458,162
		32,242,316
TOTAL COMMON STOCKS (Cost $46,333,834)		46,809,046
EXCHANGE-TRADED FUNDS (7.6%)
UNITED STATES (7.6%)
Energy - Integrated (7.6%)
Alerian MLP ETF(3) (Cost $ 26,405,118)	690,328	27,095,374
Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%
CONVERTIBLE BONDS (0.1%)
NETHERLANDS (0.1%)
$14,848	BNP Paribas Emissions- und Handelsgesellschaft mbH (Cost $187,880)	(NR,NR)	06/22/23	18.000	184,500
UNITED STATES TREASURY OBLIGATIONS (41.7%)
6,200	United States Treasury Bills(6)	(AA+, Aaa)	05/18/23	2.573	6,187,308
24,000	United States Treasury Bills(6)	(AA+, Aaa)	06/15/23	4.562	23,857,650
5,500	United States Treasury Bills(6)	(AA+, Aaa)	07/13/23	3.116	5,445,742
9,000	United States Treasury Bills(6)	(AA+, Aaa)	08/10/23	4.327	8,876,439
25,500	United States Treasury Bills(6)	(AA+, Aaa)	09/07/23	4.697	25,058,088
6,000	United States Treasury Bills(6)	(AA+, Aaa)	10/05/23	4.417	5,873,939
6,000	United States Treasury Bills(3),(6)	(AA+, Aaa)	11/02/23	4.493	5,853,542
6,000	United States Treasury Bills(3),(6)	(AA+, Aaa)	11/30/23	4.410	5,843,125
25,500	United States Treasury Bills(3),(6)	(AA+, Aaa)	12/28/23	4.535	24,756,138
6,000	United States Treasury Bills(6)	(AA+, Aaa)	01/25/24	4.763	5,799,539
6,000	United States Treasury Bills(6)	(AA+, Aaa)	02/22/24	4.198	5,776,177
23,000	United States Treasury Bills(6)	(AA+, Aaa)	03/21/24	4.508	22,043,096
2,500	United States Treasury Bills(6)	(AA+, Aaa)	03/21/24	4.526	2,395,989
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $147,837,956)					147,766,772

	Shares
SHORT-TERM INVESTMENTS (31.7%)
State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.74%	55,673,333	55,673,333
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(7)	56,612,343	56,612,343
TOTAL SHORT-TERM INVESTMENTS (Cost $112,285,676)		112,285,676
TOTAL INVESTMENTS AT VALUE (94.3%) (Cost $333,050,464)		334,141,368
OTHER ASSETS IN EXCESS OF LIABILITIES (5.7%)		20,111,070
NET ASSETS (100.0%)		$354,252,438

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2023 (unaudited)

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Non-income producing security.

(2)  Security exempt from registration pursuant to Regulation S under the Securities act of 1933, as amended. Regulation S applies to securities offering that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(3)  Security or portion thereof is out on loan (See Note 2-M).

(4)  Security is valued using significant unobservable inputs.

(5)  Not readily marketable security; security is valued at fair value as determined in good faith by Credit Suisse Asset Management, LLC as the Fund's valuation designee under the oversight of the Board of Trustees.

(6)  Securities are zero coupon. Rate presented is cost yield as of April 30, 2023.

(7)  Represents security purchased with cash collateral received for securities on loan.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
Brent Crude Oil Futures	USD	Sep 2023	139	$11,044,940	$43,727
Foreign Exchange Contracts
EUR Currency Futures	USD	Jun 2023	17	2,347,806	$35,391
GBP Currency Futures	USD	Jun 2023	24	1,886,850	37,157
					$72,548
Index Contracts
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2023	558	8,741,495	$84,384
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2024	400	5,939,521	86,225
FTSE 100 Index Futures	GBP	Jun 2023	19	1,877,652	52,140
Hang Seng Index Futures	HKD	May 2023	1	126,116	(732)
Nikkei 225 Index Futures OSE	JPY	Jun 2023	7	1,484,155	74,621
					$296,638
Industrial Metals
LME Lead Futures	USD	May 2023	61	3,286,375	$31,689
LME Lead Futures	USD	Jul 2023	39	2,095,275	14,863
LME Nickel Futures	USD	May 2023	59	8,579,721	(439,359)
LME Nickel Futures	USD	Jul 2023	38	5,526,492	95,271
LME Primary Aluminum Futures	USD	May 2023	255	15,121,500	(373,210)
LME Primary Aluminum Futures	USD	Jul 2023	162	9,536,737	(171,920)
LME Zinc Futures	USD	May 2023	138	9,127,838	(1,324,649)
LME Zinc Futures	USD	Jul 2023	88	5,822,300	(629,257)
					$(2,796,572)

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2023 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Contracts
10YR AUD Bond Futures	AUD	Jun 2023	697	$56,404,825	$200,745
10YR JGB Mini Futures	JPY	Jun 2023	686	74,980,634	530,072
Long Gilt Futures	GBP	Jun 2023	547	69,756,237	(749,927)
					$(19,110)
Livestock
Lean Hogs Futures	USD	Jul 2023	80	2,997,600	$60,465
Live Cattle Futures	USD	Aug 2023	80	5,240,800	8,432
					$68,897
Precious Metals
Gold 100 oz. Futures	USD	Aug 2023	119	24,017,770	$(4,558)
Contracts to Sell
Energy
Brent Crude Oil Futures	USD	Jul 2023	(139)	(11,165,870)	$(62,360)
Foreign Exchange Contracts
AUD Currency Futures	USD	Jun 2023	(26)	(1,723,410)	$11,915
CAD Currency Futures	USD	Jun 2023	(37)	(2,735,965)	(14,454)
JPY Currency Futures	USD	Jun 2023	(7)	(647,019)	10,532
					$7,993
Index Contracts
S&P 500 E Mini Index Futures	USD	Jun 2023	(130)	(27,225,250)	$(1,672,220)
EURO Stoxx 50 Index Futures	EUR	Jun 2023	(128)	(6,104,679)	(298,589)
Russell 2000 E-Mini Index Futures	USD	Jun 2023	(178)	(15,795,720)	(130,554)
					$(2,101,363)
Industrial Metals
LME Lead Futures	USD	May 2023	(61)	(3,286,375)	$(51,737)
LME Lead Futures	USD	Jul 2023	(39)	(2,095,275)	(34,377)
LME Nickel Futures	USD	May 2023	(59)	(8,579,721)	306,937
LME Nickel Futures	USD	Jul 2023	(38)	(5,526,492)	(193,461)
LME Primary Aluminum Futures	USD	May 2023	(255)	(15,121,500)	200,418
LME Primary Aluminum Futures	USD	Jul 2023	(162)	(9,536,738)	(71,836)
LME Zinc Futures	USD	May 2023	(138)	(9,127,837)	1,223,344
LME Zinc Futures	USD	Jul 2023	(88)	(5,822,300)	316,315
					$1,695,603
Interest Rate Contracts
10YR CAD Bond Futures	CAD	Jun 2023	(757)	(70,369,800)	$(72,594)
10YR U.S. Treasury Note Futures	USD	Jun 2023	(117)	(13,478,765)	(1,871)
EURO Bund Futures	EUR	Jun 2023	(778)	(116,434,124)	(376,072)
					$(450,537)

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2023 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Livestock
Lean Hogs Futures	USD	Jun 2023	(80)	$(2,934,400)	$(76,077)
Live Cattle Futures	USD	Jun 2023	(80)	(5,295,200)	(22,642)
					$(98,719)
Precious Metals
Gold 100 oz. Futures	USD	Jun 2023	(119)	(23,789,290)	$6,566
					$(3,341,247)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$23,197,855	07/21/23	Barclays Bank PLC	Shiller Barclays CAPE US Mid-Month Sector Market Hedged ER Index(a)	0.60%	At Maturity	$—	$122,594
USD	6,925,047	07/24/23	Barclays Bank PLC	(4.35)%	Barclays CS Custom Short Basket(a)	Monthly	—	42,152
USD	10,899,921	07/24/23	Barclays Bank PLC	Barclays Equity Buyback USD Basket(a)	5.25%	Monthly	—	72,516
USD	7,000,000	06/20/23	BNP Paribas	iBoxx $ Liquid High Yield Index	4.80%	Quarterly	—	148,624
USD	25,730,587	07/21/23	BNP Paribas	BNP Alpha Momentum ex-Agriculture and Livestock Net Index(a)	0.30%	At Maturity	—	155,596
USD	3,657,860	07/21/23	BNP Paribas	BNP Paribas Equity Low VOL U.S. Index(a)	0.35%	At Maturity	—	2,703
USD	27,083,211	07/21/23	BNP Paribas	BNP Paribas Buy Write Call Gold Daily Index(a)	0.50%	At Maturity	—	119,570

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2023 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$44,513,325	07/21/23	BNP Paribas	BNP Paribas Dynamic Pre Roll Alpha ex Agriculture and Livestock Index(a)	0.08%	At Maturity	$—	$10,029
USD	33,525,370	07/24/23	Citigroup	Citi Equity US Tech Congestion Index Series 1(e)	0.00%	At Maturity	—	226,624
USD	783,881	02/23/24	Citigroup	(4.70)%	Vanguard FTSE Emerging Market	Monthly	—	3,104
USD	369,349	02/23/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.15%	Monthly	—	3,019
USD	2,275,400	02/26/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.15%	Monthly	—	18,600
USD	1,910,920	02/26/24	Citigroup	(4.70)%	Vanguard FTSE Emerging Market	Monthly	—	7,568
USD	767,600	02/27/24	Citigroup	(4.70)%	Vanguard FTSE Emerging Market	Monthly	—	3,040
USD	770,700	02/27/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.15%	Monthly	—	6,300
USD	1,541,400	02/29/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.15%	Monthly	—	12,600
USD	1,535,200	02/29/24	Citigroup	(4.70)%	Vanguard FTSE Emerging Market	Monthly	—	6,080
USD	767,600	03/01/24	Citigroup	(4.70)%	Vanguard FTSE Emerging Market	Monthly	—	3,040

See Accompanying Notes to Consolidated Financial Statements.
17

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2023 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$770,700	03/01/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.15%	Monthly	$—	$6,300
USD	1,541,400	03/04/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.15%	Monthly	—	12,600
USD	1,535,200	03/04/24	Citigroup	(4.70)%	Vanguard FTSE Emerging Market	Monthly	—	6,080
USD	770,700	03/06/24	Citigroup	Invesco FTSE RAFI Emerging Market ETF	5.15%	Monthly	—	6,300
USD	767,600	03/06/24	Citigroup	(4.70)%	Vanguard FTSE Emerging Market	Monthly	—	3,040
USD	2,646,570	05/06/24	Citigroup	(4.70)%	Extra Space Storage, Inc.	Monthly	—	196,293
USD	44,464,847	07/24/23	Goldman Sachs	Goldman Sachs Commodity Strategy Index(a)	0.00%	At Maturity	—	41,700
USD	446,886	07/24/23	Goldman Sachs	(0.04)%	Bloomberg Energy Index	At Maturity	—	14,268
USD	24,492,281	07/24/23	Goldman Sachs	Goldman Sachs DISP U.S. Index(a)	0.00%	At Maturity	—	244,203
USD	38,256,016	07/24/23	Goldman Sachs	Goldman Sachs RP 112 Long Short Series SR Excess Return Strategy(a)	(0.60)%	At Maturity	—	256,285
See Accompanying Notes to Consolidated Financial Statements.
18

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2023 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$21,659,369	07/24/23	Goldman Sachs	Goldman Sachs Tactical Factor Suite Value World Top USD Excess Return Strategy(a)	0.40%	At Maturity	$—	$50,041
USD	25,082,622	07/24/23	Goldman Sachs	Goldman Sachs VVOL Carry ER(a)	0.00%	At Maturity	—	155,416
USD	1,605,868	07/24/23	Goldman Sachs	(0.04)%	Bloomberg Agriculture Index	At Maturity	—	0
USD	503,488	07/26/23	Goldman Sachs	Invesco FTSE RAFI Emerging Market ETF	5.29%	Monthly	—	5,503
USD	1,841,438	07/26/23	Goldman Sachs	(4.54)%	Vanguard FTSE Emerging Market	Monthly	—	458
USD	1,417,207	07/27/23	Goldman Sachs	Invesco FTSE RAFI Emerging Market ETF	5.29%	Monthly	—	15,489
USD	56,994	08/04/23	Goldman Sachs	(4.54)%	Vanguard FTSE Emerging Market	Monthly	—	14
USD	7,415	10/25/23	Goldman Sachs	Achillion Pharmaceuticals CVR	5.29%	Monthly	—	0
USD	44,939,132	07/19/23	JPMorgan Chase	J.P. Morgan Commodities Fundamental Value Index(a)	0.80%	At Maturity	—	467,653
USD	44,375,720	07/19/23	Morgan Stanley	Morgan Stanley Commodities Curve Carry Index(a)	0.35%	At Maturity	—	131,986
USD	44,543,583	07/19/23	Morgan Stanley	Morgan Stanley Soy Dynamic Congestion Index(a)	0.25%	At Maturity	—	10,729

See Accompanying Notes to Consolidated Financial Statements.
19

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2023 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$42,158,367	07/24/23	Societe Generale	SGI VRR US Index – Vol Roll on Rates (USD – Excess Return)(a)	0.25%	At Maturity	$—	$64,200
USD	44,513,034	07/24/23	Societe Generale	SG US Trend Index(b)	0.30%	At Maturity	—	146,881
							$—	$2,799,198

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$36,093,340	07/21/23	Bank of America	Bank of America Equities US Volatility Carry Hourly Hedged Index(a)	0.00%	Monthly	$—	$(77,507)
USD	44,495,451	07/21/23	Barclays Bank PLC	Barclays Month End Rebalancing Currency Index(a)	0.20%	At Maturity	—	(73,054)
USD	43,545,733	07/21/23	Barclays Bank PLC	Barclays Commodity Hedging Insights 2 Index(a)	0.15%	At Maturity	—	(573,325)
USD	44,498,086	07/21/23	Barclays Bank PLC	Barclays EFS Custom Commodity Basket 18(a)	0.00%	At Maturity	—	(229,930)
USD	35,451,824	07/24/23	Barclays Bank PLC	Barclays Equity Momentum Thematic Basket(a)	5.25%	Monthly	—	(1,081,854)
USD	7,127,332	07/24/23	Barclays Bank PLC	Barclays CS Custom Long Basket(a)	5.25%	Monthly	—	(31,683)

See Accompanying Notes to Consolidated Financial Statements.
20

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2023 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$25,339,854	07/21/23	BNP Paribas	BNP Paribas VOLA Index ER(a)	0.35%	At Maturity	$—	$(34,943)
EUR	13,292,670	07/21/23	BNP Paribas	BNP Paribas Equity Low Vol Europe Index(a)	0.00%	At Maturity	—	(9,683)
USD	1,275,020	02/23/24	Citigroup	Activison Blizzard, Inc.	5.15%	Monthly	—	(115,897)
USD	460,334	04/01/24	Citigroup	(4.70)%	Ready Capital Corp.	Monthly	—	(31,636)
USD	43,386,071	07/24/23	Goldman Sachs	Goldman Sachs Commodity COT Strategy COT3(a)	0.00%	At Maturity	—	(454,938)
USD	1,449,072	07/24/23	Goldman Sachs	Bloomberg Precious Metals Index	0.07%	At Maturity	—	(4,367)
USD	43,813,300	07/24/23	Goldman Sachs	Goldman Sachs Commodities Seasonality Index(a)	0.00%	At Maturity	—	(313,347)
USD	1,048,547	07/24/23	Goldman Sachs	(0.03)%	Bloomberg Industrial Metals Index	At Maturity	—	(2,901)
USD	44,287,942	07/19/23	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index(a)	0.60%	At Maturity	—	(196,705)
USD	17,793,346	07/19/23	JPMorgan Chase	J.P. Morgan Equities Turn-of the Month Seasonality Index(a)	0.00%	At Maturity	—	(243,368)
USD	25,830,188	07/19/23	JPMorgan Chase	J.P. Morgan Helix 3 Index(a)	0.60%	At Maturity	—	(304,004)

See Accompanying Notes to Consolidated Financial Statements.
21

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2023 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$11,500,000	07/24/23	JPMorgan Chase	J.P. Morgan EMBI Global Core	5.50%	At Maturity	$—	$(20,523)
USD	9,915,157	07/24/23	Macquarie Bank Ltd.	Macquarie WTI Intraday Mean Reversion(c)	0.15%	At Maturity	—	(78,387)
USD	21,026,692	07/19/23	Morgan Stanley	Morgan Stanley LTC0 4% volatility target(a)	0.00%	At Maturity	—	(104,072)
USD	22,079,375	07/19/23	Morgan Stanley	GC Intraday Momentum Index(d)	0.15%	At Maturity	—	(30,469)
USD	44,526,801	07/24/23	Societe Generale	SGI Coda Index(a)	0.25%	At Maturity	—	(30,018)
							$—	$(4,042,611)
							$—	$(1,243,413)

(a)  The index constituents are available on the Fund's website.

(b)  The Index intends to track the performance of a strategy that trades the daily trend of the S&P 500 (the Underlying Index).

(c)  The index intends to track the performance of a strategy that trades the daily trend of crude oil futures.

(d)  The index intends to track the performance of a strategy that trades the daily trend of the GC COMEX Gold Futures.

(e)  The index intends to track the performance of a strategy that trades the daily trend of the Nasdaq Global Index.

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

See Accompanying Notes to Consolidated Financial Statements.
22

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2023 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $56,612,343 (Cost $333,050,464) (Note 2)	$334,141,368[1]
Cash	2,011,408
Cash segregated at brokers for futures contracts, swap contracts and written options (Note 2)	81,232,044
Unrealized appreciation on open swap contracts (Note 2)	2,799,198
Dividend and interest receivable	298,481
Receivable for Fund shares sold	182,554
Prepaid expenses and other assets	164,023
Total assets	420,829,076
Liabilities
Investment advisory fee payable (Note 3)	193,270
Administrative services fee payable (Note 3)	28,853
Shareholder servicing/Distribution fee payable (Note 3)	15,414
Payable upon return of securities loaned (Note 2)	56,612,343
Unrealized depreciation on open swap contracts (Note 2)	4,042,611
Payable for investments purchased	2,922,282
Due to custodian for foreign currency at value (cost $1,285,960)	1,287,070
Variation margin payable on futures contracts (Note 2)	742,621
Payable for Fund shares redeemed	338,741
Net payable for open swap contracts	257,115
Trustees' fee payable	16,753
Accrued expenses	119,565
Total liabilities	66,576,638
Net Assets
Capital stock, $.001 par value (Note 6)	40,193
Paid-in capital (Note 6)	369,766,995
Total distributable earnings (loss)	(15,554,750)
Net assets	$354,252,438
I Shares
Net assets	$279,855,086
Shares outstanding	31,643,957
Net asset value, offering price and redemption price per share	$8.84
A Shares
Net assets	$74,397,352
Shares outstanding	8,548,686
Net asset value and redemption price per share	$8.70
Maximum offering price per share (net asset value/(1-5.25%))	$9.18

1  Includes $55,510,187 of securities on loan.

See Accompanying Notes to Consolidated Financial Statements.
23

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2023 (unaudited)

Investment Income
Interest	$4,510,641
Dividends (net of foreign taxes withheld of $440,903)	769,270
Securities lending (net of rebates)	489,350
Total investment income	5,769,261
Expenses
Investment advisory fees (Note 3)	1,717,970
Administrative services fees (Note 3)	33,796
Shareholder servicing/Distribution fees (Note 3)
Class A	68,785
Custodian fees	48,773
Transfer agent fees	43,824
Trustees' fees	37,551
Audit and tax fees	26,513
Registration fees	22,040
Printing fees	15,471
Legal fees	9,319
Commitment fees (Note 4)	3,161
Insurance expense	1,855
Miscellaneous expense	5,181
Total expenses	2,034,239
Less: fees waived and expenses reimbursed (Note 3)	(561,344)
Net expenses	1,472,895
Net investment income	4,296,366
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(1,612,915)
Net realized gain from futures contracts	4,087,817
Net realized loss from swap contracts	(12,241,742)
Net realized gain from foreign currency transactions	69,251
Net realized gain from forward foreign currency contracts	175,211
Net change in unrealized appreciation (depreciation) from investments	(167,018)
Net change in unrealized appreciation (depreciation) from futures contracts	(3,804,392)
Net change in unrealized appreciation (depreciation) from swap contracts	(1,371,158)
Net change in unrealized appreciation (depreciation) from foreign currency translations	66,970
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(180,306)
Net realized and unrealized loss from investments, futures contracts, swap contracts, foreign currency and forward foreign currency contracts	(14,978,282)
Net decrease in net assets resulting from operations	$(10,681,916)

See Accompanying Notes to Consolidated Financial Statements.
24

Credit Suisse Multialternative Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
From Operations
Net investment income	$4,296,366	$1,084,233
Net realized gain (loss) from investments, futures contracts, swap contracts, written options, foreign currency transactions and forward foreign currency contracts	(9,522,378)	6,296,111
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, written options, foreign currency translations and forward foreign currency contracts	(5,455,904)	2,051,747
Net increase (decrease) in net assets resulting from operations	(10,681,916)	9,432,091
From Distributions
From distributable earnings
Class I	(7,402,872)	(1,614,218)
Class A	(237,778)	(490,483)
Net decrease in net assets resulting from distributions	(7,640,650)	(2,104,701)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	121,216,782	246,200,737
Reinvestment of distributions	7,532,720	2,060,098
Net asset value of shares redeemed	(26,629,052)	(9,645,117)
Net increase in net assets from capital share transactions	102,120,450	238,615,718
Net increase in net assets	83,797,884	245,943,108
Net Assets
Beginning of period	270,454,554	24,511,446
End of period	$354,252,438	$270,454,554

See Accompanying Notes to Consolidated Financial Statements.
25

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2023	For the Year Ended October 31,
	(unaudited)	2022	2021	2020	2019	2018
Per share data
Net asset value, beginning of period	$9.32	$9.58[1]	$9.53[1]	$9.86	$10.03[1]	$10.54
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.12	0.10	(0.02)	0.04	0.06	0.05
Net gain (loss) from investments, futures contracts, swap contracts, written options, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.34)	0.46	1.25	0.10	(0.06)	(0.08)
Total from investment operations	(0.22)	0.56	1.23	0.14	0.00[3]	(0.03)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.15)	(0.82)	(1.18)	(0.47)	—	—
Distributions from net realized gains	(0.11)	—	—	—	(0.17)	(0.48)
Total dividends and distributions	(0.26)	(0.82)	(1.18)	(0.47)	(0.17)	(0.48)
Net asset value, end of period	$8.84	$9.32	$9.58[1]	$9.53[1]	$9.86	$10.03[1]
Total return[4]	(2.48)%	6.25%	13.87%	1.46%	0.11%	(0.29)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$279,855	$262,187	$18,749	$47,382	$74,486	$104,886
Ratio of net expenses to average net assets	0.85%[5]	0.85%	0.85%	0.85%	0.85%	0.89%
Ratio of expenses to average net assets excluding securities sold short dividend expense	0.85%[5]	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	2.66%[5]	1.13%	(0.16)%	0.38%	0.60%	0.44%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.34%[5]	0.58%	1.41%	1.09%	1.13%	0.95%
Portfolio turnover rate[6]	200%	482%	532%	571%	305%	1,373%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price and reinvestment of all distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
26

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2023	For the Year Ended October 31,
	(unaudited)	2022	2021	2020	2019	2018
Per share data
Net asset value, beginning of period	$9.16[1]	$9.43[1]	$9.39[1]	$9.73	$9.92[1]	$10.47
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.10	0.04	(0.04)	(0.00)[3]	0.03	0.02
Net gain (loss) from investments, futures contracts, swap contracts, written options, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.33)	0.49	1.24	0.10	(0.05)	(0.09)
Total from investment operations	(0.23)	0.53	1.20	0.10	(0.02)	(0.07)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.12)	(0.80)	(1.16)	(0.44)	—	—
Distributions from net realized gains	(0.11)	—	—	—	(0.17)	(0.48)
Total dividends and distributions	(0.23)	(0.80)	(1.16)	(0.44)	(0.17)	(0.48)
Net asset value, end of period	$8.70	$9.16[1]	$9.43[1]	$9.39[1]	$9.73	$9.92[1]
Total return[4]	(2.55)%	5.94%	13.64%	1.10%	(0.10)%	(0.68)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$74,397	$8,267	$5,763	$4,350	$994	$1,414
Ratio of net expenses to average net assets	1.10%[5]	1.10%	1.10%	1.10%	1.10%	1.14%
Ratio of expenses to average net assets excluding securities sold short dividend expense	1.10%[5]	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets	2.29%[5]	0.47%	(0.42)%	(0.04)%	0.30%	0.19%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.34%[5]	0.58%	1.41%	1.09%	1.13%	0.94%
Portfolio turnover rate[6]	200%	482%	532%	571%	305%	1,373%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
27

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2023 (unaudited)

Note 1. Organization

Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve total return consistent with the risk and return patterns of a diversified universe of hedge funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission and as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Multialternative Strategy Fund, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2023, the Fund held $48,480,256 in the Subsidiary, representing 13.7% of the Fund's consolidated net assets. For the six months ended April 30, 2023, the net realized loss on securities and other financial instruments held in the Subsidiary was $2,281,506.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary, unless the context otherwise requires.

The Fund offers two classes of shares: Class I shares and Class A shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class I shares are sold without a sales charge.

28

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices

29

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board's valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser's procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

30

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks	$39,942,602	$6,866,444	$0	(1)	$46,809,046
Exchange-traded Funds	27,095,374	—	—		27,095,374
Convertible Bonds	—	184,500	—		184,500
United States Treasury Obligations	—	147,766,772	—		147,766,772
Short-term Investments	112,285,676	—	—		112,285,676
	$179,323,652	$154,817,716	$—		$334,141,368
Other Financial Instruments*
Futures Contracts	$3,431,209	$—	$—		$3,431,209
Swap Contracts	—	2,799,198	0	(1)	2,799,198
Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Futures Contracts	$6,772,456	$—	$—		$6,772,456
Swap Contracts	—	4,042,611	—		4,042,611

(1)  Includes a zero valued security.

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

31

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

For the six months ended April 30, 2023, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund has adopted a derivatives risk management program pursuant to new Rule 18f-4 under the 1940 Act in order to assess and manage the Fund's derivatives risk, taking into account the Fund's derivatives transactions and how these transactions interact with the Fund's other investments. Because the Fund engages in derivatives transactions beyond a certain amount in order to pursue its investment objectives and policies, the Fund is required to comply with value at risk ("VaR") based limits on its leverage risk. The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2023, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at April 30, 2023 and the effect of these derivatives on the Consolidated Statement of Operations for the six months ended April 30, 2023.

Primary Underlying Risk	Derivative Assets(1)	Derivative Liabilities(1)	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Forward contracts	$—	$—	$175,211	$(180,306)
Futures contracts(2)	94,995	14,454	(343,434)	23,591
Swap contracts	—	73,054	(626,807)	84,391
Interest rate
Futures contracts(2)	730,817	1,200,464	3,340,508	(1,593,085)
Swap contracts	64,200	324,527	(265,603)	(72,455)
Equity price
Futures contracts(2)	297,370	2,102,095	(947,350)	(757,500)
Swap contracts	1,634,843	1,626,571	(6,626,452)	(515,826)
Credit risk
Swap contracts	148,624	—	(441,647)	148,624
Commodity price
Futures contracts(2)	2,308,027	3,455,443	2,038,093	(1,477,398)
Swap contracts	951,531	2,018,459	(4,281,233)	(1,015,892)
Total	$6,230,407	$10,815,067	$(7,978,714)	$(5,355,856)

32

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

(1)  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

(2)  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

For the six months ended April 30, 2023, the Fund held average monthly value on a net basis of $5,197,380 in forward foreign currency contracts and average monthly notional values of $242,875,668 and $279,744,318 in long futures contracts and short futures contracts and $924,995,946 in swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Barclays Bank PLC	$237,262	$(237,262)	$—	$—	$—
BNP Paribas	436,522	(44,626)	—	—	391,896
Citigroup	520,588	(147,533)	—	—	373,055
Goldman Sachs	783,377	(775,553)	—	—	7,824
JPMorgan Chase	467,653	(467,653)	—	—	—
Morgan Stanley	142,715	(134,541)	—	—	8,174
Societe Generale	211,081	(30,018)	—	—	181,063
	$2,799,198	$(1,837,186)	$—	$—	$962,012

33

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2023:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Bank of America	$77,507	$—	$—	$—	$77,507
Barclays Bank PLC	1,989,846	(237,262)	—	(1,752,584)	—
BNP Paribas	44,626	(44,626)	—	—	—
Citigroup	147,533	(147,533)	—	—	—
Goldman Sachs	775,553	(775,553)	—	—	—
JPMorgan Chase	764,600	(467,653)	—	(296,947)	—
Macquarie Bank Ltd.	78,387	—	—	(78,387)	—
Morgan Stanley	134,541	(134,541)	—	—	—
Societe Generale	30,018	(30,018)	—	—	—
	$4,042,611	$(1,837,186)	$—	$(2,127,918)	$77,507

(a)  Swap contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

34

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded

35

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns. The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) SHORT SALES — When the Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of liquid securities equal in value to its obligation to the securities sold short. The collateral amounts required are determined daily by reference to the market value of the short positions. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund's loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential Fund losses. The use by the Fund

36

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

of short sales in combination with long positions in the Fund in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Fund. In addition, the Fund's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Fund. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. At April 30, 2023, the Fund had no open short positions.

I) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2023, the amount of restricted cash held at brokers related to open futures contracts was $31,734,483.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with

37

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

J) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. At April 30, 2023, the Fund held no open forward currency contracts.

K) SWAPS — The Fund may enter into swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund

38

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent

39

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2023, the amounts of restricted cash held at brokers related to open swap contracts for the Fund was $48,260,133.

L) OPTION CONTRACTS — The Fund will enter into options contracts to gain exposure to risk volatility based assets. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. At April 30, 2023, the Fund held no open written option contracts. At April 30, 2023, the amount of restricted cash held at brokers related to option contracts was $1,237,428.

M) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund

40

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2023, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$55,510,187	$56,612,343	$56,612,343

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2023.

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Consolidated Statement of Assets and Liabilities(a)	Collateral Received(b)	Net Amount
$55,510,187	$(55,510,187)	$—

(a)  Represents market value of loaned securities at period end.

(b)  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. For the six months ended April 30, 2023, total earnings received in connection with securities lending arrangements was $1,083,133, of which $424,374 was rebated to borrowers (brokers). The Fund retained $489,350 in income, and SSB, as lending agent, was paid $169,409.

N) OTHER — In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund

41

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

O) FOREIGN INVESTMENTS RISK — The Fund may have elements of risk not typically associated with investments in the U.S. due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Because the Fund may invest a significant portion of its assets in these markets, it is subject to greater risks of adverse events that occur in those markets and may experience greater volatility than a Fund that is more broadly diversified geographically.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.04% of the Fund's average daily net assets. For the six months ended April 30, 2023, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $1,717,970 and $561,344, respectively. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by

42

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2024. For the six months ended April 30, 2023, there was no recoupment.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2023 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2023	Expires October 31, 2024	Expires October 31, 2025	Expires October 31, 2026
Class I	$1,891,116	$549,407	$330,661	$542,432	$468,616
Class A	238,223	—	67,926	77,569	92,728
Totals	$2,129,339	$549,407	$398,587	$620,001	$561,344

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the six months ended April 30, 2023, the Fund paid Rule 12b-1 distribution fees of $68,785 for Class A shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the six months ended April 30, 2023, CSSU and its affiliates advised the Fund that they retained $148 from commissions earned on the sale of the Fund's Class A shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At April 30, 2023 and during the six months ended April 30, 2023, the Fund had no borrowings outstanding under the Credit Facility.

43

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2023, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$206,522,942	$157,840,264	$0	$0

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. The Fund offers Class I, and Class A shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2023 (unaudited)		For the Year Ended October 31, 2022
	Shares	Value	Shares	Value
Shares sold	5,282,795	$48,827,561	26,890,790	$242,363,843
Shares issued in reinvestment of distributions	799,167	7,304,387	180,966	1,614,218
Shares redeemed	(2,576,077)	(23,322,417)	(890,652)	(7,964,011)
Net increase	3,505,885	$32,809,531	26,181,104	$236,014,050
	Class A
	For the Six Months Ended April 30, 2023 (unaudited)		For the Year Ended October 31, 2022
	Shares	Value	Shares	Value
Shares sold	7,986,784	$72,389,221	431,533	$3,836,894
Shares issued in reinvestment of distributions	25,370	228,333	50,668	445,880
Shares redeemed	(365,602)	(3,306,635)	(190,911)	(1,681,106)
Net increase	7,646,552	$69,310,919	291,290	$2,601,668

On April 30, 2023, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	2	87%
Class A	1	87%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given

44

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 6. Capital Share Transactions (continued)

time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

In preparing the financial statements as of April 30, 2023, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report.

On June 12, 2023 (the "Closing Date"), Credit Suisse Group AG ("CS Group") merged with and into UBS Group AG, a global financial services company ("UBS Group"), with UBS Group remaining as the surviving company (the "Transaction"), pursuant to a definitive merger agreement signed on March 19, 2023. CS Group was the ultimate parent company of Credit Suisse Asset Management, LLC ("Credit Suisse"), the Fund's investment manager, and Credit Suisse Securities (USA) LLC ("CSSU"), the Fund's distributor. As a result of the Transaction, each of Credit Suisse and CSSU is now an indirect wholly-owned subsidiary of UBS Group.

In addition, on June 7, 2023, Credit Suisse, CSSU and certain of their affiliates filed an application (the "Application") for a waiver from disqualification under Section 9(a) of the 1940 Act from serving as investment adviser and principal underwriter, as applicable, to registered investment companies, including the Fund, in connection with a consent order and final judgment (the "Consent Judgment") filed in New Jersey Superior Court on October 24, 2022. The Consent Judgment was entered against certain of Credit Suisse's affiliates, including CSSU, but did not involve the Fund or the services that Credit Suisse, CSSU and their affiliates provided to the Fund. Because Credit Suisse is an affiliate of the entities subject to the Consent Judgment, it could also be subject to disqualification under Section 9(a), despite not being involved in the conduct underlying the Consent Judgment. As requested in the Application, the SEC granted a temporary waiver from Section 9(a) to Credit

45

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2023 (unaudited)

Note 8. Subsequent Events (continued)

Suisse, CSSU and their affiliates, as well as to UBS Group and its affiliates ("UBS"), on June 7, 2023. The temporary waiver became effective on the Closing Date. Credit Suisse, CSSU and certain of their affiliates also applied for (i) a time-limited exemption from Section 9(a) (the "Time-Limited Exemption"), which, if granted, would enable Credit Suisse and CSSU to provide investment advisory and distribution services, as applicable, to the Fund until the 12-month anniversary of the Closing Date (by which point it is currently anticipated that such services will be transferred to one or more UBS asset management affiliates), and (ii) a permanent exemption from Section 9(a) for UBS.

No immediate changes to the Fund's investment strategies or portfolio managers in connection with the Transaction or the Time-Limited Exemption are anticipated at this time. It is expected that the investment advisory and distribution services that Credit Suisse and CSSU, as applicable, provide to the Fund will be transitioned (through merger of entities or transfer of services) to one or more UBS asset management affiliates within one year of the Closing Date, subject to any approvals deemed necessary. However, such changes have not yet been finalized.

46

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited)

In approving the renewal of the amended and restated investment management agreement (the "Investment Management Agreement") for the Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a special Zoom meeting held on November 9, 2022 where the Board discussed information and materials previously provided to them in connection with the renewal of the Investment Management Agreement, and at an in-person meeting held on November 14 and 15, 2022, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 1.04% of the Fund's average daily net assets (the "Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), the Fund's investment manager. The Board also considered that Credit Suisse has entered into a contractual expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.10% and 0.85% of the average daily net assets of Class A and Class I, respectively, until February 28, 2024.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, the Fund's Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board noted that the Fund's Contractual Management Fee, Net Management Fee and overall expenses were lower than most of its peers, as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Investment Management Agreement. The Board also noted information

47

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

received at regular meetings throughout the year related to the services rendered by Credit Suisse which, in addition to portfolio management and investment management services set forth in the Investment Management Agreement, included credit analysis and research, supervising the day-to-day operations of the Fund's non-advisory functions which include accounting, administration, custody, transfer agent and other applicable third party service providers, overseeing and facilitating audits, overseeing the Fund's credit facility and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered Credit Suisse's compliance program with respect to the Fund. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the services provided to the Fund are more extensive than the services provided in connection with other types of accounts, such as separate accounts, offered by Credit Suisse and the services are also more extensive from those offered and provided to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

Fund Performance

The Board received and considered performance results of the Fund over the previous year as well as over longer time periods, along with comparisons both to the relevant performance group ("Performance Group") and universe

48

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

of funds ("Performance Universe") for the Fund provided in the Broadridge materials. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board noted that the Fund outperformed the majority of its Performance Universe for the one-year period reported, and that the Fund performed either in line with or slightly outperformed its Performance Universe over various longer investment periods reported. The Board also considered the investment performance of the Fund relative to its stated objectives.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Investment Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected, in the context of Credit Suisse's profitability, Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that as the Fund's asset levels grow, economies of scale potentially could be realized and also noted the expense limitations currently in place between the Fund and Credit Suisse. The Board received information regarding Credit Suisse's profitability in connection with providing investment management services to the Fund, including Credit Suisse's costs in providing the services.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include,

49

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

among others, benefits potentially derived from an increase in Credit Suisse's businesses and its reputation as a result of its relationship with the Fund (such as the ability to market its advisory services to other clients and investors including separate account or third party sub-advised mandates or other financial products offered by Credit Suisse and its affiliates), as well as the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards Credit Suisse applied in seeking best execution and Credit Suisse's policies and practices regarding soft dollars and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Investment Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Investment Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees (by agreeing to an expense limitation), Credit Suisse's net profitability based on fees payable under the Investment

50

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

51

Credit Suisse Multialternative Strategy Fund
Liquidity Risk Management Program (unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the "Liquidity Program") in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program seeks to assess and manage the Fund's liquidity risk, i.e., the risk that the Fund is unable to satisfy redemption requests without significantly diluting remaining investors' interests in the Fund. The Board of Trustees of the Trust has designated Credit Suisse Asset Management, LLC, the Fund's investment adviser, to administer the Liquidity Program (the "Program Administrator"). Certain aspects of the Liquidity Program rely on third parties to perform certain functions, including the provision of market data and application of models.

Under the Liquidity Program, the Program Administrator assesses, manages and periodically reviews each Fund's liquidity risk and classifies each investment held by each Fund as a "highly liquid investment," "moderately liquid investment," "less liquid investment" or "illiquid investment." The liquidity of the Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program.

During the six months ended April 30, 2023, the Trust's Board of Trustees received reports from the Program Administrator that included information to address the operations of the Liquidity Program and assess its adequacy and effectiveness of implementation during the period covered by the reports. The reports indicated that the Liquidity Program is reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the reporting period.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to illiquidity risk and other risks to which it may be subject.

52

Credit Suisse Multialternative Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

53

Credit Suisse Multialternative Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 16, 2023.

54

Credit Suisse Multialternative Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

55

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MSF-SAR-0423

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2023
  (unaudited)

◼  CREDIT SUISSE
STRATEGIC INCOME FUND

The Fund's investment objective, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report
April 30, 2023 (unaudited)

April 30, 2023

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Strategic Income Fund (the "Fund") for the six-month period ended April 30, 2023.

Performance Summary
11/01/2022 – 04/30/2023

Fund & Index	Performance
Class I1	7.60%
Class A1,2	7.46%
Class C1,2	7.06%
ICE BofA US 3-Month Treasury Bill Index[3]	2.09%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: A positive period for the asset class

The semiannual period ended April 30, 2023 (the "Period") was positive for the high yield and leveraged loan markets, as risk assets recovered due to expectations for tightening financial conditions to slow down. Trading levels were supported by positive technical factors, including high portfolio cash balances following a dearth of new issuance supply throughout 2022. The ICE BofA US High Yield Constrained Index gained 5.85% for the Period, while the Credit Suisse Leveraged Loan Index registered a return of 5.62%. ICE BofA US 3-Month Treasury Bill Index (the "Index") returned 2.09% for the Period.

2022 had decade-low new high yield bond issuances at $106.5 billion — and slow primary activity has continued into 2023. During the Period, high yield issuance totaled $59.3 billion, which is up 3% year-over-year, as capital markets activity has remained depressed due to economic uncertainty.

According to JPMorgan, fund flows have been negative in each of the last 12 months, totalling -$51.7 billion for the year — which includes -$21.9 billion of outflows during the Period. The market has presented a difficult environment for collateralized loan obligation ("CLO") issuance as well, with only $57.8 billion gross/$57.1 billion net issuance for the Period, down approximately 56%/30%, respectively, from the same period last year.

1

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2023 (unaudited)

Strategic Review and Outlook: Looking for pockets of opportunity

For the Period, the Fund outperformed the Index. From an asset perspective, high yield, CLOs and leveraged loans all added to performance. From a sector perspective, information technology, financial, manufacturing, housing and service contributed most significantly to performance. And from a ratings perspective, B2, B3 and B1 were the largest contributors to returns.

Persistent rate hikes and elevated inflation have impacted corporate earnings, driving certain sectors of the economy to face higher funding costs and tougher lending standards. With this backdrop, we believe it is prudent to be cautious. However, we continue to believe there is an attractive risk/reward opportunity. Discriminating credit selection and a commitment to underwriting standards are key as we navigate through a potential period of uncertainty.

The Credit Suisse Credit Investments Group

John G. Popp
Andrew H. Marshak
Thomas J. Flannery
Louis I. Farano
Wing Chan
David Mechlin
Joshua Shedroff

Senior secured floating rate loans ("Senior Loans") typically hold the most senior position in the issuer's capital structure. Senior Loans are subject to the risk that a court could subordinate a Senior Loan to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are bonds rated below BBB- by S&P or Baa3 by Moody's that are also known as "junk bonds." Such bonds entail greater risks than those found in higher- rated securities.

CLOs are subject to the risk of substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs depend largely on the type of the underlying loans and the tranche of CLOs in which the Fund invests. In addition, CLOs carry risks including interest rate risk and credit risk.

2

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2023 (unaudited)

Additional principal risk factors for the Fund include conflict of interest risk, convertible securities risk, credit risk, derivatives risk, extension risk, foreign securities risk, futures contracts risk, hedged exposure risk, interest rate risk, illiquidity risk, market risk, mortgage- and asset-backed securities risk, prepayment risk, short position risk, U.S. government securities risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2023; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective November 12, 2019, the Fund entered into a written contract to limit expenses to 0.79% of the Fund's average daily net assets for Class I shares, 1.04% of the Fund's average daily net assets for Class A shares and 1.79% of the Fund's average daily net assets for Class C shares through at least February 28, 2024. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was 2.40%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge ("CDSC") of 1.00%), was 6.06%.

3  The ICE BofA US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The index does not have transaction costs and investors may not invest directly in the index.

3

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2023 (unaudited)

Average Annual Returns as of April 30, 20231

	1 Year	5 Years	10 Years
Class I	2.36%	3.45%	4.72%
Class A Without Sales Charge	2.11%	3.20%	4.44%
Class A With Maximum Sales Charge	(2.73)%	2.21%	3.94%
Class C Without CDSC	1.46%	2.45%	3.68%
Class C With CDSC	0.50%	2.45%	3.68%

Returns represent past performance and include change in share price and reinvestment of dividends, capital gains, and return of capital distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 1.13% for Class I shares, 1.38% for Class A shares and 2.13% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 0.79% for Class I shares, 1.04% for Class A shares and 1.79% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective November 12, 2019, the Fund entered into a written contract to limit expenses to 0.79% of the Fund's average daily net assets for Class I shares, 1.04% of the Fund's average daily net assets for Class A shares and 1.79% of the Fund's average daily net assets for Class C shares through at least February 28, 2024. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

4

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2023 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2023.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2023 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2023

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/22	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/23	$1,076.00	$1,074.60	$1,070.60
Expenses Paid per $1,000*	$4.07	$5.35	$9.19
Hypothetical 5% Fund Return
Beginning Account Value 11/01/22	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/23	$1,020.88	$1,019.64	$1,015.92
Expenses Paid per $1,000*	$3.96	$5.21	$8.95
	Class I	Class A	Class C
Annualized Expense Ratios*	0.79%	1.04%	1.79%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

6

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2023 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of April 30, 2023)

S&P Ratings**
BBB	1.4%
BB	22.1
B	44.7
CCC	15.4
CC	0.0[1]
D	0.1
NR	7.2
Subtotal	90.9
Equity and Other	9.1
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

**  Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

1  This amount represents less than 0.1%.

7

Credit Suisse Strategic Income Fund
Schedule of Investments
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (46.9%)
Aerospace & Defense (0.3%)
$250	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/26 @ 103.75)(1)	(B-, B2)	02/01/29	7.500	$246,346
500	Science Applications International Corp., Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 102.44)(1)	(BB-, B1)	04/01/28	4.875	472,420
					718,766
Auto Parts & Equipment (0.4%)
250	Adient Global Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/25 @ 103.50)(1)	(BB+, Ba3)	04/15/28	7.000	256,637
1,000	TI Automotive Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 101.88)(1),(2)	(B+, B3)	04/15/29	3.750	840,216
					1,096,853
Automakers (0.2%)
400	Thor Industries, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/24 @ 102.00)(1)	(BB-, B1)	10/15/29	4.000	328,497
250	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/23 @ 103.13)(1)	(BB+, Ba3)	07/15/28	6.250	242,139
					570,636
Building & Construction (1.2%)
1,000	Adams Homes, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/23 @ 101.88)(1)	(B+, B2)	02/15/25	7.500	947,902
1,000	Pike Corp., Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 102.75)(1)	(CCC+, B3)	09/01/28	5.500	908,300
1,250	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/24 @ 101.81)(1)	(BB+, Ba2)	03/15/29	3.625	1,080,247
600	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/26 @ 102.06)(1)	(BB+, Ba2)	02/15/32	4.125	515,839
					3,452,288
Building Materials (2.5%)
350	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/23 @ 102.50)(1)	(BB-, Ba2)	09/30/27	5.000	335,186

See Accompanying Notes to Financial Statements.
8

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Building Materials
$2,000	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/25 @ 103.19)(1)	(BB-, Ba2)	06/15/30	6.375	$1,980,570
1,000	Builders FirstSource, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/27 @ 103.19)(1)	(BB-, Ba2)	06/15/32	6.375	997,728
1,805	Foundation Building Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 103.00)(1)	(CCC+, Caa1)	03/01/29	6.000	1,443,207
160	LBM Acquisition LLC, Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 103.13)(1)	(CCC, Caa2)	01/15/29	6.250	127,032
1,447	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 102.69)(1)	(BB+, Ba2)	02/01/28	5.375	1,394,829
808	MIWD Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/25 @ 102.75)(1)	(B, B3)	02/01/30	5.500	677,678
500	Oscar Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/25 @ 104.75)(1),(3)	(CCC+, Caa1)	04/15/30	9.500	438,035
					7,394,265
Cable & Satellite TV (1.2%)
1,500	Altice Financing S.A. Rule 144A, Senior Secured Notes (Callable 05/30/23 @ 102.50)(1)	(B, B2)	01/15/28	5.000	1,216,684
500	CCO Holdings Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.88)(1)	(CCC+, Caa1)	01/15/30	5.750	255,451
300	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/26 @ 102.25)(1)	(B, B1)	11/15/31	4.500	210,483
1,000	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 03/01/26 @ 103.69)(1)	(BB-, B1)	03/01/31	7.375	980,607
1,030	UPC Broadband Finco B.V., Rule 144A, Senior Secured Notes (Callable 07/15/26 @ 102.44)(1)	(BB-, B1)	07/15/31	4.875	889,889
					3,553,114
Chemicals (2.3%)
250	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 05/30/23 @ 101.44)(1)	(BB-, Ba3)	05/15/25	5.750	250,093

See Accompanying Notes to Financial Statements.
9

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Chemicals
$750	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/25 @ 103.56)(1)	(BB-, Ba3)	08/01/30	7.125	$767,425
500	Herens Holdco Sarl, Rule 144A, Senior Secured Notes (Callable 05/15/24 @ 102.38)(1)	(B-, B2)	05/15/28	4.750	415,050
900	INEOS Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/25 @ 103.38)(1)	(BB, Ba2)	05/15/28	6.750	889,623
450	Olympus Water U.S. Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/24 @ 103.13)(1),(3)	(CCC+, Caa2)	10/01/29	6.250	355,424
2,550	Schenectady International Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/30/23 @ 103.38)(1)	(CCC, Caa2)	05/15/26	6.750	1,551,535
3,000	Vibrantz Technologies, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 104.50)(1),(3)	(CCC+, Caa2)	02/15/30	9.000	2,296,762
295	WR Grace Holdings LLC, Rule 144A, Senior Secured Notes (Callable 03/01/26 @ 103.69)(1)	(B, B1)	03/01/31	7.375	295,960
					6,821,872
Consumer/Commercial/Lease Financing (0.5%)
1,500	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/23 @ 102.38)(1)	(BB, Ba2)	02/01/28	4.750	1,348,035
Diversified Capital Goods (0.4%)
1,458	Atkore, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.13)(1)	(BB, Ba2)	06/01/31	4.250	1,285,385
Electronics (0.3%)
1,000	ON Semiconductor Corp., Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 101.94)(1)	(BB, Ba2)	09/01/28	3.875	901,282
Energy - Exploration & Production (0.8%)
58	CNX Resources Corp., Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 103.63)(1),(3)	(BB, B1)	03/14/27	7.250	57,416
1,000	Northern Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/24 @ 104.06)(1)	(B+, B3)	03/01/28	8.125	988,560
1,250	Rockcliff Energy II LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.75)(1)	(B+, B3)	10/15/29	5.500	1,132,456
					2,178,432

See Accompanying Notes to Financial Statements.
10

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Environmental (0.2%)
$250	Clean Harbors, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/26 @ 103.19)(1)	(BB+, Ba3)	02/01/31	6.375	$254,655
250	Darling Ingredients, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/25 @ 103.00)(1)	(BB+, Ba2)	06/15/30	6.000	247,555
					502,210
Gaming (0.7%)
400	Boyd Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/26 @ 102.38)(1)	(BB, B1)	06/15/31	4.750	366,627
410	CDI Escrow Issuer, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/01/25 @ 102.88)(1)	(B+, B1)	04/01/30	5.750	395,720
600	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/26 @ 103.38)(1)	(B+, B1)	05/01/31	6.750	603,984
737	Jacobs Entertainment, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/25 @ 103.38)(1)	(B, B2)	02/15/29	6.750	641,853
					2,008,184
Gas Distribution (2.7%)
1,750	CNX Midstream Partners LP, Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 102.38)(1)	(BB, B1)	04/15/30	4.750	1,467,323
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 05/30/23 @ 101.63)	(B, B2)	10/01/25	6.500	736,358
625	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 04/15/26 @ 104.44)	(B, B2)	04/15/30	8.875	626,626
750	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 10/15/25 @ 102.75)(1)	(BB+, Ba2)	10/15/30	5.500	699,354
250	Matador Resources Co., Rule 144A, Company Guaranteed Notes (Callable 04/15/25 @ 103.44)(1)	(BB-, B1)	04/15/28	6.875	251,849
2,534	New Fortress Energy, Inc., Rule 144A, Senior Secured Notes (Callable 05/30/23 @ 103.25)(1)	(BB, B1)	09/30/26	6.500	2,328,893
1,500	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/29 @ 100.00)(1)	(BB+, Ba2)	07/15/29	4.950	1,387,125

See Accompanying Notes to Financial Statements.
11

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Gas Distribution
$500	Rockies Express Pipeline LLC, Rule 144A, Senior Unsecured Notes (Callable 02/15/30 @ 100.00)(1)	(BB+, Ba2)	05/15/30	4.800	$446,019
					7,943,547
Health Facility (0.3%)
1,000	Option Care Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/24 @ 102.19)(1)	(B-, B3)	10/31/29	4.375	897,742
Health Services (0.5%)
250	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 102.31)(1)	(BB-, Ba3)	10/01/27	4.625	233,613
1,360	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	1,198,411
					1,432,024
Insurance Brokerage (2.0%)
750	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/30/23 @ 102.00)(1)	(CCC+, Caa2)	05/15/27	8.000	734,070
800	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/26 @ 104.25)(1)	(B-, B2)	03/15/30	8.500	810,248
1,200	Jones Deslauriers Insurance Management, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/25 @ 105.25)(1)	(CCC, Caa2)	12/15/30	10.500	1,220,790
725	NFP Corp., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.44)(1)	(B, B1)	08/15/28	4.875	660,910
1,328	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	1,159,843
1,250	Ryan Specialty Group LLC, Rule 144A, Senior Secured Notes (Callable 02/01/25 @ 102.19)(1)	(BB-, B1)	02/01/30	4.375	1,115,440
					5,701,301
Investments & Misc. Financial Services (3.5%)
2,000	Armor Holdco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 104.25)(1)	(CCC+, Caa1)	11/15/29	8.500	1,661,490
1,500	Compass Group Diversified Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.63)(1)	(B+, B1)	04/15/29	5.250	1,351,903

See Accompanying Notes to Financial Statements.
12

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Investments & Misc. Financial Services
$3,275	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 01/15/27 @ 102.50)(1)	(B+, B1)	01/15/32	5.000	$2,665,679
2,000	Home Point Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 102.50)(1)	(NR, Caa1)	02/01/26	5.000	1,692,470
1,900	Paysafe Holdings U.S. Corp., Rule 144A, Senior Secured Notes (Callable 06/15/24 @ 102.00)(1),(3)	(B, B2)	06/15/29	4.000	1,487,084
1,500	Shift4 Payments Finance Sub, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 102.31)(1),(3)	(NR, Ba3)	11/01/26	4.625	1,412,366
					10,270,992
Machinery (2.9%)
2,448	Arcosa, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.19)(1)	(BB, Ba2)	04/15/29	4.375	2,230,821
2,700	ATS Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 102.06)(1)	(BB-, B2)	12/15/28	4.125	2,417,738
2,200	Dornoch Debt Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 103.31)(1),(3)	(CCC, Caa2)	10/15/29	6.625	1,632,577
1,685	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 102.88)(1)	(B, B3)	07/31/27	5.750	1,392,574
250	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 05/09/23 @ 102.88)	(BB+, Ba1)	06/15/25	5.750	249,877
300	Regal Rexnord Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/29 @ 100.00)(1)	(BB+, Baa3)	02/15/30	6.300	305,407
300	Regal Rexnord Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/33 @ 100.00)(1)	(BB+, Baa3)	04/15/33	6.400	305,758
					8,534,752
Managed Care (0.1%)
475	HealthEquity, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/24 @ 102.25)(1)	(B, B3)	10/01/29	4.500	425,339
Media - Diversified (0.2%)
500	News Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/27 @ 102.56)(1)	(BB+, Ba1)	02/15/32	5.125	461,595

See Accompanying Notes to Financial Statements.
13

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Medical Products (0.2%)
$500	Avantor Funding, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/23 @ 102.31)(1)	(BB-, B2)	07/15/28	4.625	$468,055
Metals & Mining - Excluding Steel (1.4%)
750	Canpack U.S. LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 101.94)(1)	(BB-, NR)	11/15/29	3.875	602,361
2,385	ERO Copper Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/25 @ 103.25)(1)	(B, B1)	02/15/30	6.500	2,124,081
1,345	Kaiser Aluminum Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/26 @ 102.25)(1)	(BB-, B2)	06/01/31	4.500	1,067,574
398	Novelis Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/26 @ 101.94)(1)	(BB, Ba3)	08/15/31	3.875	333,901
					4,127,917
Non - Electric Utilities (0.3%)
1,000	Suburban Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/26 @ 102.50)(1)	(BB-, B1)	06/01/31	5.000	875,527
Packaging (2.2%)
350	Ardagh Metal Packaging Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 101.50)(1),(2)	(B+, Caa1)	09/01/29	3.000	284,927
520	Mauser Packaging Solutions Holding Co., Rule 144A, Senior Secured Notes (Callable 08/15/24 @ 103.94)(1)	(B, B2)	08/15/26	7.875	526,149
250	Sealed Air Corp., Rule 144A, Company Guranteed Notes (Callable 02/01/25 @ 103.06)(1)	(BB+, Ba2)	02/01/28	6.125	254,015
700	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/25 @ 106.38)(1)	(CCC+, Caa2)	12/31/28	12.750	717,360
1,800	Trident TPI Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/04/23 @ 102.31)(1)	(CCC+, Caa2)	08/01/24	9.250	1,842,840
2,950	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.06)(1)	(BB-, Ba3)	04/15/29	4.125	2,628,863
					6,254,154

See Accompanying Notes to Financial Statements.
14

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Personal & Household Products (0.8%)
$750	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes(1),(4),(5),(6),(7)	(NR, NR)	03/15/25	0.000	$7,031
2,290	MajorDrive Holdings IV LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.19)(1)	(CCC+, Caa2)	06/01/29	6.375	1,811,161
375	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/24 @ 101.88)(1)	(BBB-, Baa3)	04/01/29	3.750	339,156
350	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/26 @ 101.88)(1)	(BB-, B1)	04/01/31	3.750	296,961
					2,454,309
Pharmaceuticals (0.7%)
950	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/23 @ 103.50)(1)	(CCC-, Ca)	01/15/28	7.000	436,952
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 103.13)(1)	(CCC-, Ca)	02/15/29	6.250	229,777
922	Emergent BioSolutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 101.94)(1)	(B, Caa2)	08/15/28	3.875	489,541
450	Grifols Escrow Issuer S.A., Rule 144A, Senior Unsecured Notes (Callable 10/15/24 @ 102.38)(1)	(B-, Caa1)	10/15/28	4.750	359,205
500	Syneos Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 101.81)(1)	(BB-, B1)	01/15/29	3.625	418,300
					1,933,775
Real Estate Investment Trusts (1.0%)
1,190	Global Net Lease Operating Partnership LP, Rule 144A, Company Guaranteed Notes (Callable 09/15/27 @ 100.00)(1)	(BBB-, Ba3u)	12/15/27	3.750	904,032
2,400	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/26 @ 100.00)(1)	(BB-, Ba3)	07/15/26	3.625	2,067,527
					2,971,559
Recreation & Travel (1.3%)
1,800	Boyne U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/24 @ 102.38)(1)	(B, B1)	05/15/29	4.750	1,631,766
500	SeaWorld Parks & Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/24 @ 102.63)(1)	(B, B3)	08/15/29	5.250	450,465
See Accompanying Notes to Financial Statements.
15

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Recreation & Travel
$250	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/30/23 @ 102.19)(1)	(BB, Ba3)	05/01/25	8.750	$255,915
1,500	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 103.63)(1)	(B, B3)	05/15/31	7.250	1,467,600
					3,805,746
Restaurants (0.2%)
510	Yum! Brands, Inc., Global Senior Unsecured Notes (Callable 04/01/27 @ 102.69)	(BB, Ba3)	04/01/32	5.375	498,653
Software - Services (5.1%)
600	Black Knight InfoServ LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 101.81)(1)	(BB-, Ba3)	09/01/28	3.625	543,000
1,000	Elastic NV, Rule 144A, Senior Unsecured Notes (Callable 07/15/24 @ 102.06)(1)	(B+, B1)	07/15/29	4.125	866,115
4,095	Newfold Digital Holdings Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/24 @ 103.00)(1)	(CCC+, Caa2)	02/15/29	6.000	2,815,615
972	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 05/29/23 @ 101.94)(1)	(BB-, Ba3)	02/15/28	3.875	862,995
1,375	Open Text Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/24 @ 101.94)(1)	(BB-, Ba3)	12/01/29	3.875	1,157,217
475	Open Text Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/26 @ 102.06)(1)	(BB-, Ba3)	12/01/31	4.125	393,718
1,537	Presidio Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 104.13)(1)	(CCC+, Caa1)	02/01/28	8.250	1,449,670
1,500	Twilio, Inc., Global Company Guaranteed Notes (Callable 03/15/24 @ 101.81)	(BB, Ba3)	03/15/29	3.625	1,282,455
4,575	Virtusa Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/23 @ 103.56)(1)	(CCC+, Caa1)	12/15/28	7.125	3,687,385
2,203	ZoomInfo Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/24 @ 101.94)(1),(3)	(B+, B1)	02/01/29	3.875	1,901,603
					14,959,773

See Accompanying Notes to Financial Statements.
16

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Specialty Retail (1.5%)
$370	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 05/09/23 @ 102.25)	(BB, B1)	03/01/28	4.500	$336,537
67	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/01/25 @ 102.38)	(BB, B1)	03/01/30	4.750	59,539
64	Eagle Intermediate Global Holdings B.V.(6),(7)	(NR, NR)	05/01/25	0.000	31,738
48	Eagle Intermediate Global Holdings B.V., Rule 144A, Senior Secured Notes (Callable 05/09/23 @ 101.88)(1),(6),(7)	(NR, NR)	05/01/25	7.500	30,162
1,750	Eagle Intermediate Global Holdings B.V., Rule 144A, Senior Secured Notes (Callable 05/09/23 @ 101.88)(1)	(NR, Caa2)	05/01/25	7.500	1,135,312
500	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/30/23 @ 102.13)(1)	(B-, B3)	10/30/25	8.500	474,944
325	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 102.00)(1)	(BB+, Ba2)	08/15/28	4.000	288,725
750	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 103.47)(1)	(BB+, Ba2)	12/15/27	4.625	700,235
375	Murphy Oil U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/26 @ 101.88)(1)	(BB+, Ba2)	02/15/31	3.750	321,187
1,225	Sonic Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 102.31)(1),(3)	(BB-, B1)	11/15/29	4.625	1,029,093
					4,407,472
Steel Producers/Products (0.4%)
1,650	TMS International Corp., Rule 144A, Senior Unsecured Notes (Callable 04/15/24 @ 103.13)(1)	(B, Caa1)	04/15/29	6.250	1,280,658
Support - Services (4.6%)
944	Allied Universal Finance Corp., Rule 144A, Senior Secured Notes (Callable 06/01/24 @ 101.81)(1),(2)	(B, B2)	06/01/28	3.625	858,487
842	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 05/30/23 @ 104.88)(1)	(CCC+, Caa1)	07/15/27	9.750	784,248

See Accompanying Notes to Financial Statements.
17

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Support - Services
$1,200	Allied Universal Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/24 @ 103.00)(1)	(CCC+, Caa1)	06/01/29	6.000	$941,993
613	ASGN, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 102.31)(1)	(BB-, Ba3)	05/15/28	4.625	567,359
3,250	CoreLogic, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/24 @ 102.25)(1)	(B-, B2)	05/01/28	4.500	2,660,206
250	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/23 @ 102.25)(1)	(BB+, Ba1)	07/01/28	4.500	235,333
250	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/24 @ 101.81)(1)	(BB+, Ba1)	06/15/29	3.625	221,632
3,685	GEMS Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 05/29/23 @ 103.56)(1)	(B, B2)	07/31/26	7.125	3,596,016
2,010	H&E Equipment Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/23 @ 101.94)(1)	(BB-, B2)	12/15/28	3.875	1,741,438
750	TriNet Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/24 @ 101.75)(1)	(BB+, Ba2)	03/01/29	3.500	656,614
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 103.63)(1)	(BB, Ba3)	06/15/28	7.250	514,333
800	ZipRecruiter, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/25 @ 102.50)(1)	(BB-, B2)	01/15/30	5.000	699,508
					13,477,167
Tech Hardware & Equipment (0.7%)
2,305	Vertiv Group Corp., Rule 144A, Senior Secured Notes (Callable 11/15/24 @ 102.06)(1)	(BB-, B1)	11/15/28	4.125	2,083,428
Telecom - Wireline Integrated & Services (2.7%)
1,000	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 04/15/24 @ 102.56)(1)	(B-, B2)	07/15/29	5.125	740,201
1,770	Altice France S.A., Rule 144A, Senior Secured Notes (Callable 10/15/24 @ 102.75)(1)	(B-, B2)	10/15/29	5.500	1,326,619
1,505	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 05/29/23 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	1,431,561

See Accompanying Notes to Financial Statements.
18

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Telecom - Wireline Integrated & Services
$500	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 07/15/24 @ 102.56)(1)	(B+, B1)	07/15/29	5.125	$428,815
1,500	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/24 @ 101.81)(1)	(B, B1)	01/15/29	3.625	840,500
1,250	Level 3 Financing, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/29 @ 100.00)(1)	(BB-, Ba2)	11/15/29	3.875	914,865
2,500	Vmed O2 UK Financing I PLC, Rule 144A, Senior Secured Notes (Callable 01/31/26 @ 102.13)(1)	(BB-, Ba3)	01/31/31	4.250	2,075,851
					7,758,412
Theaters & Entertainment (0.2%)
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/30/23 @ 100.00)(1)	(B, B2)	11/01/24	4.875	494,368
Transport Infrastructure/Services (0.4%)
1,252	XPO Escrow Sub LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/24 @ 103.75)(1)	(BB+, Baa3)	11/15/27	7.500	1,284,526
TOTAL CORPORATE BONDS (Cost $149,140,602)					136,634,113
BANK LOANS (40.6%)
Advertising (0.9%)
1,217	MH Sub I, LLC (1st Lien Term Loan), LIBOR 1M + 3.750%(8)	(B, B1)	09/13/24	8.775	1,213,806
1,542	MH Sub I, LLC (Incremental Term Loan), LIBOR 1M + 3.750%(8)	(B, B1)	09/13/24	8.775	1,537,197
					2,751,003
Aerospace & Defense (0.6%)
1,100	Amentum Government Services Holdings LLC, SOFR 3M + 7.500%(7),(8)	(NR, NR)	02/15/30	12.683	992,750
718	Brown Group Holding, LLC(9)	(B+, B2)	07/02/29	0.000	689,830
					1,682,580
Auto Parts & Equipment (2.0%)
1,053	Autokiniton U.S. Holdings, Inc., SOFR 1M + 4.500%(8)	(B, B2)	04/06/28	9.597	1,035,554
375	Dealer Tire Financial LLC, SOFR 1M + 4.500%(8)	(B-, B1)	12/14/27	9.482	374,097
1,750	Garrett Motion, Inc.(7),(9)	(B+, NR)	04/28/30	0.000	1,699,687

See Accompanying Notes to Financial Statements.
19

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Auto Parts & Equipment
$160	Jason Group, Inc., LIBOR 3M + 1.000% Cash, 9.000% PIK(7),(8),(10)	(NR, NR)	03/02/26	15.273	$158,688
207	Jason Group, Inc., LIBOR 1M + 2.000% Cash, 4.000% PIK(8),(10)	(NR, WR)	08/28/25	10.840	173,317
1,025	RVR Dealership Holdings LLC, SOFR 1M + 3.750%(8)	(BB-, B1)	02/08/28	8.971	904,114
1,367	U.S. Farathane LLC, LIBOR 3M + 4.250%(8)	(CCC+, B2)	12/23/24	9.409	1,362,180
					5,707,637
Banking (0.2%)
640	Harbourvest Partners LLC, SOFR 3M + 3.000%(8)	(BB+, Ba2)	04/06/30	7.986	640,233
Brokerage (0.2%)
598	DRW Holdings LLC, LIBOR 1M + 3.750%(8)	(BB-, Ba3)	03/01/28	8.775	586,731
Building Materials (0.5%)
178	Cornerstone Building Brands, Inc., SOFR 1M + 5.625%(8)	(B, B2)	08/01/28	10.515	166,544
1,340	Oscar AcquisitionCo, LLC, SOFR 3M + 4.500%(8)	(B, B1)	04/29/29	9.498	1,298,037
					1,464,581
Cable & Satellite TV (0.2%)
474	Altice Financing S.A., SOFR 3M + 5.000%(8)	(B, B2)	10/31/27	9.986	465,819
Chemicals (1.4%)
430	CPC Acquisition Corp., SOFR 3M + 7.750%(8)	(CCC-, Caa3)	12/29/28	12.910	238,575
248	Lonza Group AG, LIBOR 3M + 4.000%(8)	(B-, B2)	07/03/28	9.159	229,830
1,299	Luxembourg Investment Co. 428 Sarl, SOFR 3M + 5.000%(8)	(B-, B2)	01/03/29	10.048	1,048,153
1,484	Vantage Specialty Chemicals, Inc., SOFR 1M + 4.750%(8)	(B-, B2)	10/26/26	9.626	1,429,951
1,295	Zep, Inc., LIBOR 3M + 4.000%(8)	(CCC+, B3)	08/12/24	9.159	1,112,260
					4,058,769
Diversified Capital Goods (1.1%)
1,556	Dynacast International LLC, LIBOR 3M + 4.500%(8)	(B-, B2)	07/22/25	9.458	1,451,426
584	Dynacast International LLC, LIBOR 3M + 9.000%(8)	(CCC, Caa2)	10/22/25	13.958	445,047
1,366	Electrical Components International, Inc., SOFR 1M + 8.500%(8)	(B-, B2)	06/26/25	13.582	1,267,500
					3,163,973

See Accompanying Notes to Financial Statements.
20

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Electric - Generation (0.4%)
$1,250	Brookfield WEC Holdings, Inc.(9)	(B, B2)	08/01/25	0.000	$1,247,838
Electronics (0.7%)
1,461	Idemia Group, LIBOR 3M + 4.500%(8)	(B, B3)	01/09/26	9.659	1,457,338
500	Infinite Bidco LLC, LIBOR 3M + 7.000%(8)	(CCC, Caa2)	03/02/29	12.159	431,250
					1,888,588
Energy - Exploration & Production (0.2%)
499	Limetree Bay Terminals LLC, LIBOR 3M + 4.000%(8)	(CCC, Caa2)	02/15/24	10.160	418,897
240	Oryx Midstream Services Permian Basin LLC, SOFR 1M + 3.250%(8)	(BB-, Ba3)	10/05/28	8.193	237,721
894	PES Holdings, LLC, 3.000% PIK(4),(8),(10)	(NR, NR)	12/31/24	3.000	26,275
					682,893
Food & Drug Retailers (0.9%)
1,960	Packaging Coordinators Midco, Inc., LIBOR 3M + 3.500%(8)	(B-, B2)	11/30/27	8.659	1,906,864
866	WOOF Holdings, Inc., LIBOR 3M + 7.250%(7),(8)	(CCC, Caa2)	12/21/28	12.421	714,584
					2,621,448
Gaming (0.3%)
919	CBAC Borrower LLC, LIBOR 1M + 4.000%(8),(11)	(B, Caa1)	07/08/24	9.025	909,448
Health Facilities (1.1%)
300	Carestream Health, Inc., SOFR 3M + 7.500%(8)	(B-, B3)	09/30/27	12.498	216,951
496	EyeCare Partners, LLC, LIBOR 1M + 3.750%(8)	(B-, B2)	02/18/27	8.775	408,630
1,960	Loire Finco Luxembourg Sarl, LIBOR 1M + 3.500%(8)	(B, B3)	04/21/27	8.525	1,898,274
750	Surgery Center Holdings, Inc.(9)	(B-, B1)	08/31/26	0.000	749,276
					3,273,131
Health Services (3.2%)
1,765	ADMI Corp., LIBOR 1M + 3.375%(8)	(B, B3)	12/23/27	8.400	1,668,442
1,250	Learning Care Group, Inc., LIBOR 3M + 7.500%(8)	(CCC, Caa2)	03/13/26	12.422	1,168,750
916	MedAssets Software Intermediate Holdings, Inc.(9)	(CCC+, B2)	12/18/28	0.000	791,973
966	PetVet Care Centers LLC, LIBOR 1M + 3.500%(8)	(B-, B2)	02/14/25	8.525	931,816
1,000	Radiology Partners, Inc., SOFR 1M + 4.250%(8)	(B-, B3)	07/09/25	9.347	741,665
347	Southern Veterinary Partners, LLC, LIBOR 1M + 4.000%(8)	(B-, B2)	10/05/27	9.025	339,988

See Accompanying Notes to Financial Statements.
21

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Health Services
$1,234	Therapy Brands Holdings LLC, LIBOR 1M + 4.000%(7),(8)	(B-, B2)	05/18/28	9.010	$1,165,922
1,676	U.S. Radiology Specialists, Inc., SOFR 1M + 5.250%(8)	(B-, B3)	12/15/27	10.332	1,553,986
110	Western Dental Services, Inc. (Delayed Draw Term Loan), LIBOR 1M + 4.500%(8)	(B-, B3)	08/18/28	9.525	100,845
980	Western Dental Services, Inc. (Term Loan B), LIBOR 1M + 4.500%(8)	(B-, B3)	08/18/28	9.525	895,111
					9,358,498
Insurance Brokerage (1.8%)
1,354	Alliant Holdings Intermediate LLC, SOFR 1M + 3.500%(8)	(B, B2)	11/05/27	8.376	1,344,270
985	Howden Group Holdings Ltd., SOFR 1M + 4.000%(7),(8)	(B, B2)	03/24/30	8.982	982,271
884	Hub International Ltd. (2018 Term Loan B)(9)	(B, B2)	04/25/25	0.000	882,875
2,116	Hub International Ltd. (2021 Term Loan B)(9)	(B, B2)	04/25/25	0.000	2,115,499
					5,324,915
Investments & Misc. Financial Services (2.4%)
401	Altisource Solutions Sarl, LIBOR 3M + 4.000%(8),(11)	(CCC-, WR)	04/30/25	9.163	322,914
1,000	AqGen Ascensus, Inc., LIBOR 1M + 6.500%(8)	(CCC, Caa2)	08/02/29	11.375	903,125
678	Citadel Securities LP, SOFR 1M + 3.000%(8)	(BBB-, Baa3)	02/02/28	8.097	677,561
323	Ditech Holding Corp.(4),(5),(7)	(NR, WR)	06/30/22	0.000	19,397
1,990	Galaxy US Opco, Inc., SOFR 1M + 4.750%(7),(8)	(B-, B3)	04/29/29	9.732	1,781,050
1,724	HighTower Holdings LLC, LIBOR 1M + 4.000%(8)	(B-, B2)	04/21/28	9.010	1,659,652
664	Kestra Advisor Services Holdings A, Inc., SOFR 3M + 4.250%(8)	(B-, B2)	06/03/26	9.248	655,047
985	Mariner Wealth Advisors LLC, SOFR 3M + 3.250%(7),(8)	(B-, Ba3)	08/18/28	8.148	964,250
					6,982,996
Machinery (2.2%)
1,492	19th Holdings Golf, LLC, SOFR 1M + 3.000%(7),(8)	(B, B1)	02/07/29	7.910	1,398,661
988	CMBF LLC, LIBOR 1M + 6.000%(7),(8)	(B, B3)	08/02/28	10.948	913,437
281	CPM Holdings, Inc., LIBOR 1M + 3.500%(8)	(B, B2)	11/17/25	8.348	281,004

See Accompanying Notes to Financial Statements.
22

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Machinery
$197	CPM Holdings, Inc., LIBOR 1M + 8.250%(8),(11)	(B-, Caa2)	11/16/26	13.098	$195,106
411	LTI Holdings, Inc., LIBOR 1M + 6.750%(8),(11)	(CCC+, Caa2)	09/06/26	11.775	362,966
2,422	LTI Holdings, Inc., LIBOR 1M + 3.500%(8)	(B-, B2)	09/06/25	8.525	2,366,022
929	LTI Holdings, Inc., LIBOR 1M + 4.750%(8)	(B-, B2)	07/24/26	9.775	908,556
					6,425,752
Media - Diversified (0.4%)
185	Technicolor Creative Studios, EURIBOR 3M + 0.500%(2),(7),(8)	(NR, NR)	07/31/26	3.552	202,729
174	Technicolor Creative Studios(2),(7),(9)	(D, Caa3)	07/31/26	0.000	189,660
1,430	Technicolor Creative Studios, EURIBOR 3M + 6.000%(2),(4),(5)	(NR, NR)	09/15/26	0.000	813,041
					1,205,430
Medical Products (1.1%)
1,448	Artivion, Inc., SOFR 3M + 3.500%(8)	(B-, B2)	06/01/27	8.660	1,347,904
1,342	Femur Buyer, Inc., LIBOR 3M + 4.500%(8)	(CCC+, Caa1)	03/05/26	9.659	1,226,032
686	Femur Buyer, Inc., SOFR 3M + 5.500%(7),(8)	(CCC+, NR)	08/05/25	10.376	605,230
					3,179,166
Metals & Mining - Excluding Steel (0.0%)
198	Noranda Aluminum Acquisition Corp.(4),(5),(7)	(NR, WR)	02/28/22	0.000	505
Packaging (1.1%)
2,335	Proampac PG Borrower LLC, LIBOR 3M + 3.750%(8)	(B-, B3)	11/03/25	9.010	2,305,560
714	Strategic Materials, Inc., LIBOR 3M + 3.750%(8),(11)	(CCC, Caa3)	11/01/24	8.564	554,991
645	Strategic Materials, Inc., LIBOR 3M + 7.750%(8),(11)	(CC, C)	10/31/25	12.564	61,275
338	Technimark Holdings LLC, LIBOR 1M + 3.750%(8)	(B-, B2)	07/09/28	8.760	328,090
					3,249,916
Personal & Household Products (1.7%)
681	ABG Intermediate Holdings 2 LLC, SOFR 3M + 4.000%(8)	(B, B1)	12/21/28	8.957	674,537
2,077	ABG Intermediate Holdings 2 LLC, SOFR 3M + 4.000%(8)	(B, B1)	12/21/28	9.407	2,057,338
166	Anticimex International AB, LIBOR 3M + 4.000%(7),(8)	(B, B2)	11/16/28	8.953	165,606

See Accompanying Notes to Financial Statements.
23

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Personal & Household Products
$1,340	MND Holdings III Corp., LIBOR 3M + 3.500%(8),(11)	(B-, B2)	06/19/24	8.659	$1,334,035
960	Serta Simmons Bedding, LLC(4),(5)	(NR, WR)	08/10/23	0.000	575,015
					4,806,531
Pharmaceuticals (0.0%)
158	Akorn, Inc.(4),(5)	(NR, WR)	10/01/25	0.000	38,955
					38,955
Real Estate Investment Trusts (0.2%)
733	Claros Mortgage Trust, Inc., SOFR 1M + 4.500%(8)	(B+, Ba3)	08/09/26	9.490	636,615
Recreation & Travel (1.4%)
1,425	Bulldog Purchaser, Inc., SOFR 1M + 3.750%(8)	(B-, B3)	09/05/25	8.832	1,289,341
61	Crown Finance U.S., Inc.(4),(5)	(D, WR)	02/28/25	0.000	11,316
316	Crown Finance U.S., Inc.(4),(5)	(D, WR)	09/30/26	0.000	58,383
343	Crown Finance U.S., Inc., SOFR 3M + 10.000%(8)	(NR, WR)	09/07/23	14.890 - 14.959	349,680
863	Hornblower Sub LLC, LIBOR 3M + 4.500%(8)	(CCC-, Caa2)	04/27/25	9.960	479,582
1,134	Hornblower Sub LLC, LIBOR 3M + 8.125%(7),(8)	(NR, NR)	11/10/25	12.994	1,128,351
350	Hornblower Sub LLC, LIBOR 3M + 8.125%(7),(8)	(NR, NR)	11/10/25	12.997	348,250
500	Hornblower Sub LLC, LIBOR 3M + 8.125%(7),(8)	(NR, NR)	11/20/25	12.994	497,500
					4,162,403
Restaurants (0.1%)
375	Tacala LLC, LIBOR 1M + 7.500%(8)	(CCC, Caa2)	02/04/28	12.525	346,329
Software - Services (9.6%)
1,227	Applied Systems, Inc., SOFR 3M + 4.500%(8)	(B-, B2)	09/18/26	9.398	1,230,558
1,706	Aston FinCo Sarl, LIBOR 1M + 4.250%(7),(8)	(B-, B3)	10/09/26	9.275	1,467,215
1,126	Astra Acquisition Corp., LIBOR 1M + 5.250%(8)	(B, B1)	10/25/28	10.275	905,800
249	Cardinal Parent, Inc., LIBOR 3M + 4.500%(8)	(B-, B2)	11/12/27	9.659	226,242
1,723	Ceridian HCM Holding, Inc., LIBOR 1M + 2.500%(8)	(B+, Ba3)	04/30/25	7.525	1,722,192
997	ConnectWise LLC, LIBOR 1M + 3.500%(8)	(NR, B2)	09/29/28	8.525	970,672
1,238	Cornerstone On Demand, Inc., LIBOR 1M + 3.750%(8)	(B-, B2)	10/16/28	8.775	1,110,693
1,250	DCert Buyer, Inc., LIBOR 3M + 7.000%(8)	(CCC, Caa2)	02/19/29	11.696	1,160,544

See Accompanying Notes to Financial Statements.
24

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$2,214	Finastra U.S.A., Inc., LIBOR 3M + 3.500%(8)	(CCC+, B3)	06/13/24	8.655	$2,116,612
890	Finastra U.S.A., Inc., LIBOR 3M + 7.250%(8)	(CCC-, Caa3)	06/13/25	12.405	756,776
1,934	Flexera Software LLC, LIBOR 1M + 3.750%(8)	(B-, B1)	03/03/28	8.775	1,915,332
1,750	GHX Ultimate Parent Corp., LIBOR 1M + 3.250%(7),(8)	(B-, B2)	06/28/24	8.275	1,748,906
1,678	Hyland Software, Inc., LIBOR 1M + 3.500%(8)	(B-, B1)	07/01/24	8.525	1,669,731
1,215	Hyland Software, Inc., LIBOR 1M + 6.250%(8)	(CCC, Caa1)	07/07/25	11.275	1,170,511
423	IGT Holding IV AB, SOFR 3M + 3.400%(8)	(B, B2)	03/31/28	8.462	422,718
1,644	Polaris Newco LLC, LIBOR 3M + 4.000%(8)	(B-, B2)	06/02/28	9.159	1,528,294
1,082	Proofpoint, Inc., LIBOR 1M + 3.250%(8)	(B-, B2)	08/31/28	8.275	1,059,704
1,981	Quest Software U.S. Holdings, Inc., SOFR 3M + 4.250%(8)	(B-, B2)	02/01/29	9.445	1,705,010
200	Redstone Holdco 2 LP(9)	(CCC+, Caa3)	04/27/29	0.000	122,800
2,548	Redstone Holdco 2 LP, LIBOR 3M + 4.750%(8)	(B-, B3)	04/27/28	10.005	2,175,730
2,045	Transact Holdings, Inc., LIBOR 1M + 4.250%(8)	(B, B2)	04/30/26	9.275	2,034,383
664	Virtusa Corp., LIBOR 1M + 3.750%(8)	(B, B1)	02/11/28	8.775	662,694
					27,883,117
Support - Services (1.9%)
346	CoreLogic, Inc., LIBOR 1M + 3.500%(8)	(B-, B2)	06/02/28	8.563	311,458
496	Global Education Management Systems Establishment, LIBOR 3M + 5.000%(8)	(B, B2)	07/31/26	9.953	497,396
980	Gloves Buyer, Inc., LIBOR 1M + 4.000%(8)	(B-, B2)	12/29/27	9.025	938,348
830	LaserShip, Inc., LIBOR 3M + 7.500%(7),(8)	(CCC, Caa3)	05/07/29	12.659	539,193
1,477	LaserShip, Inc., LIBOR 3M + 4.500%(8)	(B-, B3)	05/07/28	9.659	1,278,961
1,934	Wrench Group LLC, LIBOR 3M + 4.000%(8)	(B-, B2)	04/30/26	9.159	1,908,242
					5,473,598
Tech Hardware & Equipment (0.5%)
1,237	Atlas CC Acquisition Corp. (Term Loan B), SOFR 3M + 4.250%(8)	(B, Caa1)	05/25/28	9.402	1,103,591
252	Atlas CC Acquisition Corp. (Term Loan C), SOFR 3M + 4.250%(8)	(B+, B1)	05/25/28	9.402	224,459
					1,328,050
Telecom - Wireline Integrated & Services (1.4%)
494	Altice France S.A., SOFR 2M + 5.500%(8)	(B-, B2)	08/15/28	10.486	465,589
2,982	Patagonia Holdco LLC, SOFR 3M + 5.750%(8)	(NR, B1)	08/01/29	10.473	2,440,522

See Accompanying Notes to Financial Statements.
25

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Telecom - Wireline Integrated & Services
$934	TVC Albany, Inc., LIBOR 1M + 3.500%(8)	(B-, B2)	07/23/25	8.520	$866,945
438	TVC Albany, Inc., LIBOR 1M + 7.500%(8),(11)	(CCC, Caa2)	07/23/26	12.520	398,125
					4,171,181
Theaters & Entertainment (0.7%)
1,993	William Morris Endeavor Entertainment LLC(9)	(B+, B3)	05/18/25	0.000	1,990,975
Trucking & Delivery (0.2%)
506	American Trailer World Corp., SOFR 1M + 3.750%(8)	(B, B3)	03/03/28	8.832	439,998
TOTAL BANK LOANS (Cost $126,322,976)					118,149,602
ASSET BACKED SECURITIES (6.0%)
Collateralized Debt Obligations (6.0%)
1,350	Anchorage Capital CLO 15 Ltd., 2020-15A, Rule 144A, LIBOR 3M + 7.400%(1),(8)	(NR, Ba3)	07/20/34	12.650	1,251,080
1,250	Anchorage Capital CLO 2013-1 Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.800%(1),(8)	(NR, Ba3)	10/13/30	12.042	1,156,191
1,000	Anchorage Capital CLO 4-R Ltd., 2014-4RA, Rule 144A, LIBOR 3M + 2.600%(1),(8)	(BBB-, NR)	01/28/31	7.873	918,268
1,000	Battalion CLO XIV Ltd., 2019-14A, Rule 144A, LIBOR 3M + 3.440%(1),(8)	(NR, Baa3)	01/20/35	8.690	860,442
1,000	BlueMountain CLO Ltd., 2016-2A, Rule 144A, LIBOR 3M + 4.300%(1),(8)	(BBB-, NR)	08/20/32	9.215	911,807
1,000	BlueMountain Fuji U.S. CLO I Ltd., 2017-1A, Rule 144A, LIBOR 3M + 6.000%(1),(8)	(BB-, NR)	07/20/29	11.250	787,500
1,000	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, Rule 144A, LIBOR 3M + 5.200%(1),(8)	(BB-, NR)	01/15/30	10.460	799,644
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(8)	(BB-, NR)	07/27/31	10.692	612,355
1,250	CIFC Funding Ltd., 2013-2A, Rule 144A, LIBOR 3M + 6.520%(1),(8)	(B+, NR)	10/18/30	11.782	1,091,200
750	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(8)	(B+, NR)	01/18/31	11.112	661,848
750	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400%(1),(8)	(NR, Ba3)	01/18/31	10.662	669,009
1,225	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850%(1),(8)	(BB-, NR)	01/27/31	11.105	1,008,094

See Accompanying Notes to Financial Statements.
26

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A(1),(8),(11)	(NR, NR)	07/25/27	0.000	$75
1,000	KKR CLO Ltd., 16, Rule 144A, LIBOR 3M + 7.110%(1),(8)	(BB-, NR)	10/20/34	12.360	864,485
500	KKR CLO Ltd., 20, Rule 144A, LIBOR 3M + 5.500%(1),(8)	(NR, Ba3)	10/16/30	10.760	438,551
750	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(8)	(NR, Ba3)	04/15/29	11.340	660,870
1,000	Marble Point CLO XXIII Ltd., 2021-4A, Rule 144A, LIBOR 3M + 5.750%(1),(8)	(NR, Ba1)	01/22/35	11.023	900,907
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230%(1),(8)	(BB-, NR)	10/20/32	12.480	934,262
803	Stratus CLO Ltd., 2021-1A, Rule 144A, LIBOR 3M + 0.800%(1),(8)	(NR, Aaa)	12/29/29	6.050	796,383
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, LIBOR 3M + 6.150%(1),(8)	(NR, Ba3)	07/20/30	11.400	327,993
1,000	Vibrant CLO III Ltd., 2015-3A, Rule 144A, LIBOR 3M + 3.500%(1),(8)	(NR, Ba1)	10/20/31	8.750	896,959
750	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(8)	(NR, Ba3)	06/20/29	10.713	618,532
500	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(8)	(BBB-, NR)	07/14/31	8.601	438,097
TOTAL ASSET BACKED SECURITIES (Cost $20,451,132)					17,604,552
Shares
COMMON STOCKS (0.9%)
Auto Parts & Equipment (0.0%)
11,414	Jason Group, Inc.(5)				102,728
Cable & Satellite TV (0.1%)
54,000	Altice U.S.A., Inc., Class A(5)				189,000
Chemicals (0.2%)
1,512	Project Investor Holdings LLC(5),(6),(7),(11)				15
25,202	Proppants Holdings LLC(5),(6),(7),(11)				504
6,341	UTEX Industries, Inc.(5)				403,712
					404,231
Energy - Exploration & Production (0.0%)
37,190	PES Energy, Inc.(5),(6),(7),(11)				372
Investments & Misc. Financial Services (0.0%)
4,554	Altisource Solutions Sarl(5),(6),(7)				7,924
Metals & Mining - Excluding Steel (0.6%)
1,100,000	Taseko Mines Ltd.(3),(5)				1,808,597
Pharmaceuticals (0.0%)
37,299	Akorn Holding Company LLC(5)				9,325

See Accompanying Notes to Financial Statements.
27

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Shares		Value
COMMON STOCKS (continued)
Private Placement (0.0%)
384,431	Technicolor Creative Studios SA(5),(12)	$42,271
249,816	Vantiva SA(5),(12)	59,917
		102,188
Specialty Retail (0.0%)
66	Eagle Intermediate Global Holdings B.V., Class B(5),(6),(7)	1
Theaters & Entertainment (0.0%)
134,615	Vantiva SA(2),(5)	32,449
TOTAL COMMON STOCKS (Cost $3,804,643)		2,656,815
WARRANTS (0.0%)
Chemicals (0.0%)
6,300	Project Investor Holdings LLC, expires 02/20/2022(5),(6),(7),(11)	—
Investments & Misc. Financial Services (0.0%)
9,954	CC Neuberger Principal Holdings III expires 12/31/2027(5)	1,793
26,666	DHC Acquisition Corp. expires 12/31/2027(5)	1,333
6,000	Movella Holdings, Inc., expires 02/10/2028(5)	481
2,500	Northern Star Investment Corp. IV expires 12/31/2027(5)	200
2,000	Pivotal Investment Corp. III expires 12/31/2027(5)	15
		3,822
Recreation & Travel (0.0%)
29,277	Cineworld Group, expires 12/21/2025(5)	—
TOTAL WARRANTS (Cost $34,050)		3,822
SHORT-TERM INVESTMENTS (11.8%)
24,408,435	State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.74%	24,408,435
9,978,487	State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(13)	9,978,487
TOTAL SHORT-TERM INVESTMENTS (Cost $34,386,922)		34,386,922
TOTAL INVESTMENTS AT VALUE (106.2%) (Cost $334,140,325)		309,435,826
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.2%)		(18,050,041)
NET ASSETS (100.0%)		$291,385,785

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, these securities amounted to a value of $150,416,882 or 51.6% of net assets.

(2)  This security is denominated in Euro.

(3)  Security or portion thereof is out on loan (See Note 2-K).

(4)  Bond is currently in default.

See Accompanying Notes to Financial Statements.
28

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

(5)  Non-income producing security.

(6)  Not readily marketable security; security is valued at fair value as determined in good faith by Credit Suisse Asset Management, LLC as the Fund's valuation designee under the oversight of the Board of Trustees.

(7)  Security is valued using significant unobservable inputs.

(8)  Variable rate obligation — The interest rate shown is the rate in effect as of April 30, 2023. The rate may be subject to a cap and floor.

(9)  The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of April 30, 2023.

(10)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(11)  Illiquid security.

(12)  Security is held through holdings of 100 shares of the CIG Special Purpose SPC — Credit Suisse Strategic Income Fund Segregated Portfolio, an affiliated entity.

(13)  Represents security purchased with cash collateral received for securities on loan.

INVESTMENT ABBREVIATIONS

1M = 1 Month

2M = 2 Month

3M = 3 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl = société à responsabilité limitée

SOFR = Secured Overnight Financing Rate

WR = Withdrawn Rating

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Unrealized Appreciation
CAD	2,068,000	USD	1,526,325	10/11/23	Deutsche Bank AG	$1,526,325	$1,529,482	$3,157
EUR	158,384	USD	167,356	10/11/23	Barclays Bank PLC	167,356	176,298	8,942
EUR	285,475	USD	304,928	10/11/23	Deutsche Bank AG	304,928	317,764	12,836
EUR	633,516	USD	667,951	10/11/23	Morgan Stanley	667,951	705,170	37,219
GBP	1,962	USD	2,162	10/11/23	Deutsche Bank AG	2,162	2,471	309
USD	393,871	CAD	528,000	10/11/23	Morgan Stanley	(393,871)	(390,507)	3,364
Total Unrealized Appreciation								$65,827

See Accompanying Notes to Financial Statements.
29

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2023 (unaudited)

Forward Foreign Currency Contracts

Forward Currency to be Purchased		Forward Currency to be Sold		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Unrealized Depreciation
CAD	385,000	USD	287,606	10/11/23	Morgan Stanley	$287,606	$284,743	$(2,863)
USD	3,300,286	CAD	4,466,000	10/11/23	Deutsche Bank AG	(3,300,286)	(3,303,030)	(2,744)
USD	3,249,778	EUR	3,146,601	10/11/23	Deutsche Bank AG	(3,249,778)	(3,502,500)	(252,722)
USD	922,999	EUR	840,187	10/11/23	Morgan Stanley	(922,999)	(935,217)	(12,218)
USD	2,186	GBP	1,962	10/11/23	Deutsche Bank AG	(2,186)	(2,471)	(285)
Total Unrealized Depreciation								$(270,832)
Total Net Unrealized Appreciation/(Depreciation)								$(205,005)

Currency Abbreviations:

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.
30

Credit Suisse Strategic Income Fund
Statement of Assets and Liabilities
April 30, 2023 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $9,978,487 (Cost $334,140,325) (Note 2)	$309,435,826[1]
Cash	15,729
Foreign currency at value (Cost $186,593)	190,621
Receivable for investments sold	4,097,415
Interest receivable	3,386,879
Receivable for Fund shares sold	1,240,226
Unrealized appreciation on forward foreign currency contracts (Note 2)	65,827
Prepaid expenses and other assets	52,753
Total assets	318,485,276
Liabilities
Investment advisory fee payable (Note 3)	120,884
Administrative services fee payable (Note 3)	26,459
Shareholder servicing/Distribution fee payable (Note 3)	28,016
Payable for investments purchased	15,251,981
Payable upon return of securities loaned (Note 2)	9,978,487
Payable for Fund shares redeemed	1,067,099
Unrealized depreciation on forward foreign currency contracts (Note 2)	270,832
Dividend payable	92,247
Trustees' fee payable	16,753
Accrued expenses	246,733
Total liabilities	27,099,491
Net Assets
Capital stock, $.001 par value (Note 6)	31,633
Paid-in capital (Note 6)	352,665,156
Total distributable earnings (loss)	(61,311,004)
Net assets	$291,385,785
I Shares
Net assets	$240,431,389
Shares outstanding	26,104,181
Net asset value, offering price and redemption price per share	$9.21
A Shares
Net assets	$21,360,720
Shares outstanding	2,318,473
Net asset value and redemption price per share	$9.21
Maximum offering price per share (net asset value/(1-4.75%))	$9.67
C Shares
Net assets	$29,593,676
Shares outstanding	3,210,805
Net asset value, offering price and redemption price per share	$9.22

1  Includes $9,708,472 of securities on loan.

See Accompanying Notes to Financial Statements.
31

Credit Suisse Strategic Income Fund
Statement of Operations
For the Six Months Ended April 30, 2023 (unaudited)

Investment Income
Interest	$13,961,461
Dividends	2,560
Securities lending (net of rebates)	48,156
Total investment income	14,012,177
Expenses
Investment advisory fees (Note 3)	1,328,974
Administrative services fees (Note 3)	51,703
Shareholder servicing/Distribution fees (Note 3)
Class A	25,719
Class C	146,569
Transfer agent fees	161,879
Custodian fees	59,094
Registration fees	39,656
Trustees' fees	37,551
Printing fees	27,159
Audit and tax fees	25,923
Commitment fees (Note 4)	20,301
Legal fees	13,980
Insurance expense	9,645
Miscellaneous expense	10,281
Total expenses	1,958,434
Less: fees waived and expenses reimbursed (Note 3)	(536,277)
Net expenses	1,422,157
Net investment income	12,590,020
Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(15,933,703)
Net realized loss from foreign currency transactions	(6,301)
Net change in unrealized appreciation (depreciation) from investments	27,463,738
Net change in unrealized appreciation (depreciation) from foreign currency translations	(860)
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(182,926)
Net realized and unrealized gain from investments, foreign currency and forward foreign currency contracts	11,339,948
Net increase in net assets resulting from operations	$23,929,968

See Accompanying Notes to Financial Statements.
32

Credit Suisse Strategic Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
From Operations
Net investment income	$12,590,020	$21,589,882
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(15,940,004)	(4,792,638)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	27,279,952	(51,790,551)
Net increase (decrease) in net assets resulting from operations	23,929,968	(34,993,307)
From Distributions
From distributable earnings
Class I	(10,743,238)	(19,082,360)
Class A	(806,042)	(1,236,778)
Class C	(1,043,879)	(1,367,736)
Net decrease in net assets resulting from distributions	(12,593,159)	(21,686,874)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	114,926,943	260,321,853
Reinvestment of distributions	11,003,700	20,728,194
Net asset value of shares redeemed	(261,183,495)	(300,472,059)
Net decrease in net assets from capital share transactions	(135,252,852)	(19,422,012)
Net decrease in net assets	(123,916,043)	(76,102,193)
Net Assets
Beginning of period	415,301,828	491,404,021
End of period	$291,385,785	$415,301,828

See Accompanying Notes to Financial Statements.
33

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2023	For the Year Ended October 31,
	(unaudited)	2022	2021	2020	2019	2018
Per share data
Net asset value, beginning of period	$8.91	$10.12	$9.57	$9.88	$9.96	$10.24
INVESTMENT OPERATIONS
Net investment income[1]	0.36	0.47	0.40	0.51	0.53	0.51
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.31	(1.20)	0.56	(0.31)	(0.08)	(0.27)
Total from investment operations	0.67	(0.73)	0.96	0.20	0.45	0.24
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.37)	(0.48)	(0.41)	(0.51)	(0.52)	(0.52)
Return of capital	—	—	—	—	(0.01)	(0.00)[2]
Total dividends and distributions	(0.37)	(0.48)	(0.41)	(0.51)	(0.53)	(0.52)
Net asset value, end of period	$9.21	$8.91	$10.12	$9.57	$9.88	$9.96
Total return[3]	7.60%	(7.41)%	10.11%	2.21%	4.68%	2.34%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$240,431	$363,915	$420,435	$190,537	$230,330	$175,189
Ratio of net expenses to average net assets	0.79%[4]	0.79%	0.79%	0.80%	0.99%	0.99%
Ratio of expenses to average net assets excluding interest expense	0.79%[4]	0.79%	0.79%	0.80%	0.99%	0.99%
Ratio of net investment income to average net assets	8.06%[4]	4.88%	3.93%	5.33%	5.36%	5.08%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.34%[4]	0.29%	0.26%	0.31%	0.10%	0.17%
Portfolio turnover rate[5]	30%	56%	46%	34%	37%	45%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 or $(0.01) per share.

3  Total returns are historical and include change in share price and reinvestment of all distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.
34

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2023	For the Year Ended October 31,
	(unaudited)	2022	2021	2020	2019	2018
Per share data
Net asset value, beginning of period	$8.91	$10.13	$9.57	$9.88	$9.96	$10.24
INVESTMENT OPERATIONS
Net investment income[1]	0.35	0.44	0.38	0.49	0.51	0.49
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.31	(1.21)	0.56	(0.31)	(0.08)	(0.28)
Total from investment operations	0.66	(0.77)	0.94	0.18	0.43	0.21
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.36)	(0.45)	(0.38)	(0.49)	(0.50)	(0.49)
Return of capital	—	—	—	—	(0.01)	(0.00)[2]
Total dividends and distributions	(0.36)	(0.45)	(0.38)	(0.49)	(0.51)	(0.49)
Net asset value, end of period	$9.21	$8.91	$10.13	$9.57	$9.88	$9.96
Total return[3]	7.46%	(7.73)%	9.95%	1.96%	4.42%	2.09%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$21,361	$21,933	$31,102	$34,254	$50,343	$44,930
Ratio of net expenses to average net assets	1.04%[4]	1.04%	1.04%	1.05%	1.24%	1.24%
Ratio of expenses to average net assets excluding interest expense	1.04%[4]	1.04%	1.04%	1.05%	1.24%	1.24%
Ratio of net investment income to average net assets	7.83%[4]	4.62%	3.78%	5.10%	5.13%	4.84%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.34%[4]	0.29%	0.26%	0.31%	0.10%	0.17%
Portfolio turnover rate[5]	30%	56%	46%	34%	37%	45%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 or $(0.01) per share.

3  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.
35

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2023	For the Year Ended October 31,
	(unaudited)	2022	2021	2020	2019	2018
Per share data
Net asset value, beginning of period	$8.92	$10.13	$9.57	$9.88	$9.96[1]	$10.24
INVESTMENT OPERATIONS
Net investment income[2]	0.32	0.37	0.31	0.41	0.43	0.41
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	0.30	(1.20)	0.56	(0.31)	(0.08)	(0.28)
Total from investment operations	0.62	(0.83)	0.87	0.10	0.35	0.13
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.32)	(0.38)	(0.31)	(0.41)	(0.42)	(0.41)
Return of capital	—	—	—	—	(0.01)	(0.00)[3]
Total dividends and distributions	(0.32)	(0.38)	(0.31)	(0.41)	(0.43)	(0.41)
Net asset value, end of period	$9.22	$8.92	$10.13	$9.57	$9.88	$9.96[1]
Total return[4]	7.06%	(8.32)%	9.13%	1.19%	3.64%	1.33%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$29,594	$29,454	$39,867	$42,566	$53,410	$46,586
Ratio of net expenses to average net assets	1.79%[5]	1.79%	1.79%	1.80%	1.99%	1.99%
Ratio of expenses to average net assets excluding interest expense	1.79%[5]	1.79%	1.79%	1.80%	1.99%	1.99%
Ratio of net investment income to average net assets	7.12%[5]	3.89%	3.03%	4.35%	4.38%	4.09%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.34%[5]	0.29%	0.26%	0.31%	0.10%	0.17%
Portfolio turnover rate[6]	30%	56%	46%	34%	37%	45%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 or $(0.01) per share.

4  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.
36

Credit Suisse Strategic Income Fund
Notes to Financial Statements
April 30, 2023 (unaudited)

Note 1. Organization

Credit Suisse Strategic Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed,
37

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board's valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser's procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on

38

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2023 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$136,565,182	$68,931	$136,634,113
Bank Loans	—	100,465,760	17,683,842	118,149,602
Asset Backed Securities	—	17,604,552	—	17,604,552
Common Stocks	2,099,785	548,214	8,816	2,656,815
Warrants	3,822	0 (1)	0 (1)	3,822
Short-term Investments	34,386,922	—	—	34,386,922
	$36,490,529	$255,183,708	$17,761,589	$309,435,826
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$65,827	$—	$65,827
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$270,832	$—	$270,832

(1)  Includes a zero valued security.

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

39

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a reconciliation of investments as of April 30, 2023 for which significant unobservable inputs were used in determining fair value.

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of October 31, 2022	$83,406	$22,979,439	$545,688	$0	(1)	$23,608,533
Accrued discounts (premiums)	(3,949)	7,120	—	—		3,171
Purchases	—	4,791,213	—	—		4,791,213
Sales	(17,653)	(11,160,168)	(2,648)	—		(11,180,469)
Realized gain (loss)	(30,669)	(323,386)	2,648	—		(351,407)
Change in unrealized appreciation (depreciation)	37,796	856,925	(30,432)	—		864,289
Transfers into Level 3	—	6,724,349	—	—		6,724,349
Transfers out of Level 3	—	(6,191,650)	(506,440)	—		(6,698,090)
Balance as of April 30, 2023	$68,931	$17,683,842	$8,816	$0	(1)	$17,761,589
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2023	$(13,770)	$120,644	$7,924	$—		$114,798

(1)  Includes a zero valued security.

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At 04/30/2023	Valuation Technique	Unobservable Input	Price Range (Weighted Average)*
Corporate Bonds	$61,900	Income Approach	Expected Remaining Distribution	$0.50 – $0.63	($0.56)
	7,031	Vendor Pricing	Single Broker Quote	0.01 (N/A)
Bank Loans	17,683,842	Vendor Pricing	Single Broker Quote	0.00 – 1.09	(0.93)
Common Stocks	8,816	Income Approach	Expected Remaining Distribution	0.01 – 1.74	(1.57)
Warrants	0	Income Approach	Expected Remaining Distribution	0.00 (N/A)

*  Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the

40

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the six months ended April 30, 2023, $6,724,349 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $6,698,090 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2023, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2023 and the effect of these derivatives on the Statement of Operations for the six months ended April 30, 2023.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Forward contracts	$65,827	$(270,832)	$0	$(182,926)

For the six months ended April 30, 2023, the Fund held an average monthly value on a net basis of $8,006,642 in forward foreign currency contracts.

41

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank	$8,942	$—	$—	$—	$8,942
Deutsche Bank AG	16,302	(16,302)	—	—	—
Morgan Stanley	40,583	(15,081)	—	—	25,502
	$65,827	$(31,383)	$—	$—	$34,444

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2023:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Deutsche Bank AG	$255,751	$(16,302)	$—	$—	$239,449
Morgan Stanley	15,081	(15,081)	—	—	—
	$270,832	$(31,383)	$—	$—	$239,449

(a)  Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the

42

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the

43

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

"Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in

44

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Schedule of Investments. At April 30, 2023, the Fund had no open futures contracts.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

I) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at April 30, 2023 are disclosed in the Schedule of Investments.

J) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented on the Schedule of Investments. As of April 30, 2023, the Fund held no unfunded loan commitments.

45

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

K) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2023, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$9,708,472	$9,978,487	$9,978,487

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2023.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities(a)	Collateral Received(b)	Net Amount
$9,708,472	$(9,708,472)	$—

(a)  Represents market value of loaned securities at period end.

(b)  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

46

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. For the six months ended April 30, 2023, total earnings received in connection with securities lending arrangements was $247,383, of which $182,727 was rebated to borrowers (brokers). The Fund retained $48,156 in income, and SSB, as lending agent, was paid $16,500.

L) OTHER — The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate. While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

The United Kingdom's Financial Conduct Authority announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings will cease to be published or will no longer be representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average ("EONIA"), ceased to be published after December 31, 2021. It is possible that a subset of LIBOR settings will be published after these dates on a "synthetic" basis, but any such publications would be considered non-representative of the underlying market. The Secured Overnight Financing Rate, or "SOFR," is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the purchase agreement ("repo") market and has been used increasingly on a voluntary basis in new instruments and transactions. On March 15, 2022, the Adjustable Interest Rate Act was signed into law, providing a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on SOFR that will replace LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. Neither the effect of the LIBOR

47

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 2. Significant Accounting Policies (continued)

transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annualized rate of 0.84% of the

48

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

Fund's average daily net assets. For the six months ended April 30, 2023, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $1,328,974 and $536,277, respectively. Effective November 12, 2019, Credit Suisse contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.79% of the Fund's average daily net assets for Class I shares, 1.04% of the Fund's average daily net assets for Class A shares, and 1.79% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse under the contractual expense limitation arrangement, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation at the time the fees are recouped. This contract may not be terminated before February 28, 2024. For the six months ended April 30, 2023, there was no recoupment.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2023 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2023	Expires October 31, 2024	Expires October 31, 2025	Expires October 31, 2026
Class I	$3,038,555	$633,623	$810,885	$1,142,709	$451,338
Class A	331,922	129,648	89,377	78,116	34,781
Class C	412,878	149,752	110,388	102,580	50,158
Totals	$3,783,355	$913,023	$1,010,650	$1,323,405	$536,277

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, serves as sub-investment advisor to the Fund directly. Credit Suisse U.K.'s sub-investment advisor fees are paid by Credit Suisse.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2023, the Fund paid

49

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

Rule 12b-1 distribution fees of $25,719 for Class A shares and $146,569 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the six months ended April 30, 2023, CSSU and its affiliates advised the Fund that they retained $2,328 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At April 30, 2023 and during the six months ended April 30, 2023, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund and another Participating Fund are parties to a joint uncommitted line of credit facility with SSB in an aggregated amount of $200 million. For the six months ended April 30, 2023, the line was not drawn upon and no fees were incurred.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2023, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$93,558,185	$216,557,484	$0	$0

50

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2023 (unaudited)		For the Year Ended October 31, 2022
	Shares	Value	Shares	Value
Shares sold	10,978,801	$100,166,761	26,570,333	$252,285,734
Shares issued in reinvestment of distributions	1,013,083	9,243,169	1,926,293	18,213,793
Shares redeemed	(26,719,527)	(242,589,048)	(29,190,790)	(278,016,801)
Net decrease	(14,727,643)	$(133,179,118)	(694,164)	$(7,517,274)
	Class A
	For the Six Months Ended April 30, 2023 (unaudited)		For the Year Ended October 31, 2022
	Shares	Value	Shares	Value
Shares sold	1,213,737	$11,123,404	712,909	$6,767,370
Shares issued in reinvestment of distributions	80,868	738,227	123,993	1,172,677
Shares redeemed	(1,436,533)	(13,104,242)	(1,447,772)	(13,808,263)
Net decrease	(141,928)	$(1,242,611)	(610,870)	$(5,868,216)
	Class C
	For the Six Months Ended April 30, 2023 (unaudited)		For the Year Ended October 31, 2022
	Shares	Value	Shares	Value
Shares sold	398,838	$3,636,778	128,901	$1,268,749
Shares issued in reinvestment of distributions	111,895	1,022,304	142,164	1,341,724
Shares redeemed	(602,438)	(5,490,205)	(903,375)	(8,646,995)
Net decrease	(91,705)	$(831,123)	(632,310)	$(6,036,522)

On April 30, 2023, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	75%
Class A	4	60%
Class C	4	85%

51

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 6. Capital Share Transactions (continued)

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

In preparing the financial statements as of April 30, 2023, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report.

On June 12, 2023 (the "Closing Date"), Credit Suisse Group AG ("CS Group") merged with and into UBS Group AG, a global financial services company ("UBS Group"), with UBS Group remaining as the surviving company (the "Transaction"), pursuant to a definitive merger agreement signed on March 19, 2023. CS Group was the ultimate parent company of Credit Suisse Asset Management, LLC ("Credit Suisse"), the Fund's investment manager, Credit Suisse Securities (USA) LLC ("CSSU"), the Fund's distributor, and Credit Suisse Asset Management Limited ("Credit Suisse UK"), the Fund's sub-adviser. As a result of the Transaction, each of Credit Suisse, CSSU and Credit Suisse UK is now an indirect wholly-owned subsidiary of UBS Group.

In addition, on June 7, 2023, Credit Suisse, CSSU, Credit Suisse UK and certain of their affiliates filed an application (the "Application") for a waiver from disqualification under Section 9(a) of the 1940 Act from serving as investment adviser and principal underwriter, as applicable, to registered investment companies, including the Fund, in connection with a consent order and final judgment (the "Consent Judgment") filed in New Jersey Superior Court on October 24, 2022. The Consent Judgment was entered against certain of Credit Suisse's affiliates, including CSSU, but did not involve the Fund or the services that Credit Suisse, CSSU and Credit Suisse UK and their affiliates provided to the Fund. Because Credit Suisse and Credit Suisse UK are affiliates

52

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2023 (unaudited)

Note 8. Subsequent Events (continued)

of the entities subject to the Consent Judgment, they could also be subject to disqualification under Section 9(a), despite not being involved in the conduct underlying the Consent Judgment. As requested in the Application, the SEC granted a temporary waiver from Section 9(a) to Credit Suisse, CSSU, Credit Suisse UK and their affiliates, as well as to UBS Group and its affiliates ("UBS"), on June 7, 2023. The temporary waiver became effective on the Closing Date. Credit Suisse, CSSU, Credit Suisse UK and certain of their affiliates also applied for (i) a time-limited exemption from Section 9(a) (the "Time-Limited Exemption"), which, if granted, would enable Credit Suisse, CSSU and Credit Suisse UK to provide investment advisory and distribution services, as applicable, to the Fund until the 12-month anniversary of the Closing Date (by which point it is currently anticipated that such services will be transferred to one or more UBS asset management affiliates), and (ii) a permanent exemption from Section 9(a) for UBS.

No immediate changes to the Fund's investment strategies or portfolio managers in connection with the Transaction or the Time-Limited Exemption are anticipated at this time. It is expected that the investment advisory and distribution services that Credit Suisse, CSSU and Credit Suisse UK, as applicable, provide to the Fund will be transitioned (through merger of entities or transfer of services) to one or more UBS asset management affiliates within one year of the Closing Date, subject to any approvals deemed necessary. However, such changes have not yet been finalized.

53

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement and
Sub-Advisory Agreement (unaudited)

In approving the renewal of the amended and restated investment management agreement (the "Investment Management Agreement") and the sub-advisory agreement (the "Sub-Advisory Agreement") for the Credit Suisse Strategic Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a special Zoom meeting held on November 9, 2022 where the Board discussed information and materials previously provided to them in connection with the renewal of the Investment Management Agreement and the Sub-Advisory Agreement, and at an in-person meeting held on November 14 and 15, 2022, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 0.84% of the Fund's average daily net assets (the "Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), as investment manager, and Credit Suisse Asset Management Limited (the "Sub-Adviser"), as sub-adviser. The Board noted that the compensation paid to the Sub-Adviser does not increase the fees or expenses otherwise incurred by the Fund. The Board also considered that Credit Suisse has entered into a contractual expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.04%, 1.79% and 0.79% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2024.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, the Fund's Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board noted that the Fund's Contractual Management Fee, Net Management Fee and overall expenses were in line with or above the range of its peers as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

54

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement and
Sub-Advisory Agreement (unaudited) (continued)

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Investment Management Agreement and by the Sub-Adviser under the Sub-Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse and the Sub-Adviser which, in addition to portfolio management and investment management services set forth in the Investment Management Agreement and the Sub-Advisory Agreement, included credit analysis and research, supervising the day-to-day operations of the Fund's non-advisory functions which include accounting, administration, custody, transfer agent and other applicable third party service providers, overseeing and facilitating audits, overseeing the Fund's credit facility and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered Credit Suisse's compliance program with respect to the Fund. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse and the Sub-Adviser, including their respective Form ADV Part 2 — Disclosure Brochure and with respect to Credit Suisse, Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the services provided to the Fund are more extensive than the services provided in connection with other types of accounts, such as separate accounts, offered by Credit Suisse and the services are also more extensive from those offered and provided to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

55

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement and
Sub-Advisory Agreement (unaudited) (continued)

In approving the renewal of the Sub-Advisory Agreement, the Board considered the benefits of retaining Credit Suisse's affiliate as the Fund's Sub-Adviser and the Sub-Adviser's investment style.

Fund Performance

The Board received and considered performance results of the Fund over the previous year as well as over longer time periods, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund provided in the Broadridge materials. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board noted that the Fund outperformed its Performance Universe for the one-year period reported, and generally outperformed over various longer investment periods reported. The Board also considered the investment performance of the Fund relative to its stated objectives.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Investment Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected, in the context of Credit Suisse's profitability, Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that if the Fund grows, additional efficiencies and economies of scale potentially could be realized. The Board also noted the contractual expense limitations currently in place between the Fund and Credit Suisse. The Board

56

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement and
Sub-Advisory Agreement (unaudited) (continued)

received information regarding Credit Suisse's profitability in connection with providing investment management services to the Fund, including Credit Suisse's costs in providing the services.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse, the Sub-Adviser and their affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's and the Sub-Adviser's businesses and their respective reputations as a result of their relationship with the Fund and the Fund's performance (such as the ability to market its advisory services to other clients and investors including separate account or third party sub-advised mandates or other financial products offered by Credit Suisse and its affiliates), as well as the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards Credit Suisse and the Sub-Adviser applied in seeking best execution and their policies and practices regarding soft dollars and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse and the Sub-Adviser, and approving the renewal of the Investment Management Agreement and the investment management fee under such agreement and the Sub-Advisory Agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

57

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement and
Sub-Advisory Agreement (unaudited) (continued)

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse and the Sub-Adviser and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Investment Management Agreement and the Sub-Adviser under the Sub-Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees (by agreeing to a contractual expense limitation), Credit Suisse's net profitability based on fees payable under the Investment Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement and Sub-Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

58

Credit Suisse Strategic Income Fund
Liquidity Risk Management Program (unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the "Liquidity Program") in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program seeks to assess and manage the Fund's liquidity risk, i.e., the risk that the Fund is unable to satisfy redemption requests without significantly diluting remaining investors' interests in the Fund. The Board of Trustees of the Trust has designated Credit Suisse Asset Management, LLC, the Fund's investment adviser, to administer the Liquidity Program (the "Program Administrator"). Certain aspects of the Liquidity Program rely on third parties to perform certain functions, including the provision of market data and application of models.

Under the Liquidity Program, the Program Administrator assesses, manages and periodically reviews each Fund's liquidity risk and classifies each investment held by each Fund as a "highly liquid investment," "moderately liquid investment," "less liquid investment" or "illiquid investment." The liquidity of the Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program.

During the six months ended April 30, 2023, the Trust's Board of Trustees received reports from the Program Administrator that included information to address the operations of the Liquidity Program and assess its adequacy and effectiveness of implementation during the period covered by the reports. The reports indicated that the Liquidity Program is reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the reporting period.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to illiquidity risk and other risks to which it may be subject.

59

Credit Suisse Strategic Income Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

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Credit Suisse Strategic Income Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 16, 2023.

61

Credit Suisse Strategic Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

62

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  SIF-SAR-0423

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 13. Exhibits.

(a)(1)      Not applicable.

(a)(2)      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)      Not applicable.

(b)          The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	June 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	June 30, 2023

/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Financial Officer and Treasurer
Date:	June 30, 2023